                               MARKET STREET FUND
                              300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
                                 1-800-688-5177

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 10, 2002

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Market Street Fund prospectuses (a "Prospectus"), also dated May 1, 2002, and retained for future reference.

A copy of the Prospectuses to which this Statement of Additional Information relates is available at no charge by writing to Market Street Fund at the above address or by calling the telephone number listed above. Terms not defined in this SAI shall have the same meaning as given these terms in the Prospectus.


                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
General Information and History.............................         1
Control Persons.............................................         1
Investment Objectives of the Portfolios.....................         2
Investment Restrictions.....................................         2
Investment Techniques and Risks.............................         4
Portfolio Turnover..........................................        23
Management of the Fund......................................        24
Investment Advisory and Other Services......................        27
Portfolio Transactions and Brokerage Allocation.............        41
Determination of Net Asset Value............................        44
Redemption of Shares........................................        47
Federal Tax Status of the Portfolios........................        47
Capitalization..............................................        51
Code of Ethics..............................................        52
Investment Performance......................................        53
Other Services..............................................        58
Appendix -- Description of Money Market Instruments
   and Commercial Paper and Bond Ratings....................       A-1
Audited Financial Statements................................       F-1

                         GENERAL INFORMATION AND HISTORY

Market Street Fund, a Delaware business trust created on October 30, 2000, was converted as of the close of business on January 26, 2001 from Market Street Fund, Inc., a Maryland corporation, which was incorporated in the state of Maryland on March 21, 1985 (together, Market Street Fund and Market Street Fund, Inc. are referred to as the "Fund"). The Fund is an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest for each investment portfolio representing fractional undivided interests in that portfolio. Currently there are eleven separate investment portfolios (each a "Portfolio," together, the "Portfolios"), each of which is "diversified" as that term is defined under the 1940 Act. Each current Portfolio, or a new portfolio organized in the future, may offer one or more classes of shares in a single investment portfolio. A Portfolio investor is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gain on the investments of that Portfolio, as well as a pro-rata share in any losses of that Portfolio. None of the Portfolios intends to concentrate its respective investments in a particular industry or group of industries.

The Fund's Portfolios serve as investment media for variable life insurance contracts and variable annuity contracts issued by Provident Mutual Life Insurance Company ("Provident Mutual"), Providentmutual Life and Annuity Company of America ("PLACA"), and, from time to time, certain other insurance companies. Each of Provident Mutual and PLACA is located at 1000 Chesterbrook Boulevard, Berwyn, PA 19312. Other than the shares originally sold directly to Provident Mutual and PLACA as initial shareholders in the All Pro Broad Equity (formerly, Growth), All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth (formerly, Aggressive Growth), Balanced (formerly, Managed), Bond, and Money Market Portfolios, shares of the Portfolios are sold only to separate accounts of Provident Mutual and PLACA, and may be sold to separate accounts of other affiliated or unaffiliated insurance companies, in order to fund variable annuity contracts or variable life insurance policies.

                                 CONTROL PERSONS

As of the date of this SAI, certain separate accounts supporting variable contracts issued by Provident Mutual and PLACA are the only controlling shareholders of the Portfolios. As the primary holders of the shares of the Portfolios, Provident Mutual and PLACA together currently are deemed to "control" these Portfolios under the 1940 Act because each holds in excess of 25% of a Portfolio's outstanding shares. Provident Mutual and PLACA will continue in this position with respect to the Fund's Portfolios until other insurance companies, selling significant amounts of variable life insurance and variable annuities, have made substantial investments in the Portfolios' shares. For purposes of voting on matters submitted to shareholders, any person who holds a "controlling" interest in a fund, or a series thereof, may be able to significantly influence the outcome of any shareholder vote. However, each of Provident Mutual and PLACA generally votes the relevant shares at the shareholders' meetings in accordance with the timely instructions received from owners of variable contracts having contract values allocated to the relevant separate accounts.


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As of March 31, 2002, no policyholder owned a policy or contract that individually or in the aggregate had a total interest in any Portfolio of more than 5%. As of March 31, 2002, the officers and trustees of the Fund as a group did not beneficially own as policyholders more than a 1% interest in any Portfolio.

                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objective or objectives of each Portfolio are set forth below. These investment objectives are fundamental and may not be changed unless authorized for each Portfolio by the vote of a "1940 Act majority" of the outstanding voting shares of the affected Portfolio, voting separately. Approval by a "1940 Act majority" of a Portfolio's outstanding voting securities means the approval by the lesser of (1) more than 50% of the Portfolio's outstanding voting securities, or (2) 67% or more of the Portfolio's outstanding voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present (in person or by proxy) (hereinafter referred to as a "1940 Act Vote").

      NAME OF PORTFOLIO                           INVESTMENT OBJECTIVE
      -----------------                           --------------------
      All Pro Broad Equity Portfolio........      Long-term capital appreciation.
      All Pro Large Cap Growth Portfolio....      Long-term capital appreciation.
      All Pro Large Cap Value Portfolio.....      Long-term capital appreciation.
      All Pro Small Cap Growth Portfolio....      Long-term capital appreciation.
      All Pro Small Cap Value Portfolio.....      Long-term capital appreciation.
      Equity 500 Index Portfolio............      Long-term capital appreciation.
      International Portfolio...............      Long-term growth of capital primarily through
                                                  investments in a diversified portfolio of
                                                  marketable equity securities of established
                                                  foreign issuer companies.
      Mid Cap Growth Portfolio..............      A high level of long-term capital appreciation.
      Balanced Portfolio....................      As high a level of long-term total rate of return
                                                  as is consistent with prudent investment risk.
      Bond Portfolio........................      A high level of current income consistent with
                                                  prudent investment risk.
      Money Market Portfolio................      Maximum current income consistent with capital
                                                  preservation and liquidity.

                             INVESTMENT RESTRICTIONS

The following specific restrictions supplement the discussion of the Portfolios' investment objectives and policies set forth in each Prospectus.

The Fund has adopted the following fundamental restrictions relating to the investment of assets of the eleven Portfolios. These restrictions may not be changed except by holders of a 1940 Act majority of outstanding voting shares of each Portfolio affected. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund may:

                  (1) with respect to 75% of the Portfolio's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (a) such purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio;


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
                  (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

                  (3) borrow money, except a Portfolio may (a) borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) borrow for temporary or emergency purposes to the extent permitted by the federal securities laws and related rules, regulations, and interpretations of the Securities and Exchange Commission, (d) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (e) purchase securities on margin to the extent permitted by applicable law;

                  (4) make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) repurchase agreements with banks, broker-dealers and other financial institutions, and (c) loans of securities or other assets if, as a result, no more than 30% of its total assets would be lent to other parties, to the extent permitted by applicable law;

                  (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be considered an underwriting;

                  (6) purchase or deal in real estate, although a Portfolio may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;

                  (7) invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts; or

                  (8) issue senior securities to the extent such issuance would violate applicable law.

Pursuant to the Prospectus disclosure, Investment Restriction number (7) prohibits the purchase or sale of physical commodities, and related contracts on these commodities, but does not prohibit the purchase or sale of options and futures contracts on currency and financial instruments.

The following restrictions are not fundamental policies and may be changed without the approval of the outstanding voting shares of the affected Portfolio. No Portfolio may:

                  (1) sell securities short or maintain a short position except for short sales against the box; or


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                  (2) invest more than 25% of the value of its total assets in the securities of foreign issuers and non-dollar securities, except this policy does not apply to the International Portfolio; or

                  (3) acquire any security which is not readily marketable if more than 15% of the net assets of the Portfolio (other than the Money Market Portfolio), and 10% of the net assets of the Money Market Portfolio, taken at market value, would be invested in such securities; or

                  (4) enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets; or

                  (5) invest in securities of another registered investment company, except to the extent permitted by Sections 12(d)(1)(A) and (B) of the 1940 Act.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                         INVESTMENT TECHNIQUES AND RISKS

The following disclosure supplements the discussion of the Portfolios' investment objectives and policies set forth in the Prospectuses.

CASH RESERVES AND TEMPORARY DEFENSIVE POSITIONS

Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes to preserve capital, invest all or part of its assets in cash and/or money market instruments of the type in which Money Market Portfolio may invest. For temporary defensive purposes to preserve capital, the International Portfolio may hold part or all of its assets in foreign currency or in non-U.S. dollar short-term debt securities.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

A Portfolio will not invest in any debt security issued by a commercial bank unless: (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (b) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (c) in the case of foreign banks, the


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security is, in the opinion of Market Street Investment Management Company
("MSIM") or a subadviser, of an investment quality comparable to other debt securities that may be purchased by a Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by a Portfolio in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, MSIM or a subadviser carefully evaluates these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Portfolio and the issuer, the notes are not normally traded. Although no active secondary market may exist for these notes, a Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy MSIM or a subadviser that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, MSIM or a subadviser considers the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

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REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements with banks meeting the qualifications described above in "Bank Obligations" or with dealers in U.S. Government securities who are reporting dealers on the Federal Reserve Bank of New York's list of primary reporting dealers or their affiliates. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and date (ordinarily a week or less). The total amount received on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily U.S. Government securities, but may consist of other securities in which the respective Portfolios may otherwise invest. Each Portfolio (except the Money Market Portfolio) will not invest more than 15%, and the Money Market Portfolio will not invest more than 10%, of its net assets in repurchase agreements that have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Repurchase agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. Under no circumstances will a Portfolio enter into a repurchase agreement with an adviser or an affiliate of an adviser.

The primary risk of investing in repurchase agreements is that, to the extent that the proceeds from any sale of the underlying securities and other collateral relating to a repurchase agreement upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss (including loss of interest on or principal of the security) may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund will conduct all repurchase agreement transactions with counterparties that meet standards of credit worthiness described above for banks or broker-dealers with which the Fund enters into repurchase agreements, and the Board of Trustees (the "Board") may review compliance with these credit standards by all parties periodically.

OTHER INVESTMENT COMPANIES

The Fund has adopted a non-fundamental restriction relating to the Portfolios investing in securities of another registered investment company. The Fund's Portfolios may purchase the securities of other investment companies to the extent permitted under Sections 12(d)(1)(A) and (B) of the 1940 Act and the rules thereunder, as amended from time to time. Under those sections of the 1940 Act and the applicable rules, a Portfolio may purchase no more than 3% of the outstanding shares of another investment company (whether registered or unregistered). Moreover, a Portfolio may not invest more than 5% of its total assets in another investment company, and also may not invest more than 10% of its total assets in other investment companies.

ILLIQUID AND RESTRICTED SECURITIES

The Equity 500 Index Portfolio does not invest in illiquid assets. However, no Portfolio (other than Money Market Portfolio) may invest more than 15%, and Money Market Portfolio may not invest more than 10%, of the value of its net assets in securities that are not readily marketable. This limit does not apply to a Portfolio's investment in securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933 that the Board or its delegate has determined are liquid. This restriction does apply to repurchase agreements maturing in more than seven days and to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Fund's Portfolios.

Each Portfolio may purchase and sell restricted securities (i.e., those that are required to be registered under the Securities Act of 1933 before distribution to the general public), including restricted securities eligible for resale under Rule 144A. The Board may adopt guidelines and delegate to the adviser or a subadviser the daily function of determining and monitoring liquidity. The Board, however, will retain oversight and monitor the determinations.

BORROWING

Each Portfolio may borrow from banks, and other financial institutions that meet the requirements of the 1940 Act, or through reverse repurchase agreements, in amounts up to 30% of its total assets (including the amount borrowed). Each Portfolio also may, to the extent permitted by applicable law, borrow from a bank up to an additional 5% of its total assets, for temporary purposes, and may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and purchase securities on margin to the extent permitted by applicable law. No Portfolio will borrow money for leveraging purposes, and no Portfolio will purchase additional securities while its borrowings exceed the above-specified limits. As required by the 1940 Act, each Portfolio will maintain continuous asset coverage of at least 300% of the amount borrowed. In the event that a Portfolio's asset coverage falls below 300%, the Portfolio may be required to sell securities within three days to reduce the amount of its borrowing and restore the 300% asset coverage. These sales of securities may occur at a time that is disadvantageous for a Portfolio.

REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon date and price that reflects a rate of interest paid for the use of funds for the period. These transactions are advantageous only if a Portfolio has the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Portfolio may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, a Portfolio intends to enter into such agreements only when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Portfolio's investments. The Fund's custodian will maintain, in a segregated account, cash or fully liquid securities of each Portfolio's

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investment portfolio, that have a value equal to or greater than that
Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 30% of the value of the respective Portfolio's total assets. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with an adviser or any affiliate of an adviser.

SECURITIES LENDING

Each Portfolio may lend its securities to parties such as banks, broker-dealers, or other financial institutions. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Portfolio with collateral in an amount at least equal to the market value of the securities loaned. Although the voting rights of the loaned securities pass to the borrower, the Portfolio will retain the right, with reasonable notice, to call the loans to so that the Portfolio may vote on proxy proposals that materially affect the securities loaned.

If a borrower defaults on its obligation to return the loaned securities, a Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities than domestic ones. If a Portfolio is not able to recover the securities loaned, the Portfolio may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. When loaning portfolio securities, the adviser or a subadviser evaluates the creditworthiness of the borrower and whether the income earned would justify the risks.

Any cash received as collateral through loan transactions may be invested in highly liquid securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

COVERED CALL OPTION CONTRACTS

The All Pro, Mid Cap Growth, and Balanced Portfolios may engage in certain limited options strategies. These options strategies are limited to writing (selling) covered call options that are traded on a domestic securities exchange with respect to securities in which a Portfolio may invest and entering into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. A Portfolio will not write a call option if the securities covered by such options exceed 25% of the Portfolio's total assets at that time. Moreover, in order to maintain qualification for treatment as a regulated investment company for federal income tax law purposes, the writing of covered calls may be further limited.

A covered call option gives the purchaser of the option the right to purchase the underlying security from a Portfolio at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option, the purchaser pays the Portfolio a premium, which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price plus the premium. However, the Portfolio risks the loss of profits if the underlying security appreciates above the aggregate value of the exercise price and premium.

So long as a Portfolio remains obligated as a writer of a call, the Portfolio forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The Portfolio may close out a covered call option position by purchasing on the same exchange a call option on the same security, with the same exercise price and the same expiration date as the call previously written on that security. Although writing only call options that are traded on a national securities exchange increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to do so at any particular time or at an acceptable price. Depending upon the premium paid for the option relative to the premium received on the option written, the Portfolio may realize a profit or loss on a closing transaction. The writing of call options could result in increases in the turnover rate of the Portfolio, especially during periods when market prices of the underlying securities appreciate, which could result in higher brokerage costs. In addition, a Portfolio will pay brokerage commissions on both establishing and closing out an option position.

A Portfolio may write covered call options on particular portfolio securities when the Portfolio's adviser or a subadviser believes that the market value of those securities will either decline or will not increase over the period covered by the option. In this manner, the adviser or a subadviser hopes that the option price received (net of transaction costs) may offset any decline in the market value of the security or otherwise generate income for the Portfolio.

SHORT-TERM TRADING

Other than Money Market Portfolio, the Portfolios may trade in securities for short-term gains. The adviser or a subadviser may, from time to time, make short-term investments when the adviser or a subadviser believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held. Each of Balanced and Bond Portfolios intends to use short-term trading of securities if the Portfolio's adviser or a subadviser believes the transactions net of costs (including any commission) will benefit that Portfolio for the purposes of:

                  (a) avoiding potential depreciation in the value of a security held in the investment portfolio where the Portfolio anticipates that the security may decline in market value as a result of unfavorable earnings trends and/or unfavorable investment environment; or

                  (b) increasing the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the investment portfolio.

INVESTMENT-GRADE SECURITIES

Investment-grade securities include securities rated, at the time of purchase, "investment grade" by a nationally recognized statistical rating organization (a "Rating Agency") (e.g., "Baa3" or higher by Moody's Investors Service ("Moody's") or "BBB"- or higher by Standard & Poor's Corporation ("Standard & Poor's")) or unrated securities that the adviser determines to be of comparable quality. (See the Appendix to this SAI for an explanation of ratings.) Unrated securities of a quality comparable to rated securities may nonetheless trade in the market at a discount from the price of comparable rated securities.

LOWER QUALITY DEBT INSTRUMENTS

Up to 25% of the total assets of each of Bond and Balanced Portfolios may be invested in lower quality debt instruments (rated "BB+" and below by Standard & Poor's or "Ba1" and below by Moody's, or another nationally recognized rating agency, or comparable unrated securities). Furthermore, debt instruments with higher ratings, and especially those rated as investment-grade but not high quality (as described above) may, after purchase by the Portfolio, have their ratings lowered due to the deterioration of the issuer's financial position. In the event that the rating of a bond held by the Portfolio drops below "BBB-" or "Baa3", the decision whether to retain or dispose of the bond is made on a case-by-case basis. However, in no event will the amount of assets held in lower quality debt instruments be greater than that set forth above.

Lower-quality debt instruments entail certain risks. Lower-rated debt instruments are subject to market risk, are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and generally involve more credit risk than securities in the higher rating categories. In some cases, these securities may be highly speculative, have poor prospects for reaching investment-grade standing and be in default. The market values of these securities tend to reflect market risk and credit risk, as well as individual corporate developments, to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Portfolio invests in these securities, factors adversely affecting the market value of lower-quality, high-yielding securities adversely affect a Portfolio's net asset value.

Lower-rated, higher-yielding securities may be issued by corporations in the growth stage of their development. These securities may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue these higher-yielding securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yielding securities may experience financial stress. During these periods, these issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yielding securities because these securities are generally unsecured and are often subordinated to other creditors of the issuers.

A Portfolio may have difficulty disposing of certain high-yielding securities that have a thin trading market. Because not all dealers maintain markets in all high-yielding securities, there is no established retail secondary market for many of these securities, and the adviser or a subadviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for high-yielding securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

The market for high-yielding securities has not weathered a major economic recession, and the impact of such a recession on that market is unknown. It is likely, however, that any such recession could severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon. Moreover, such a recession could also increase the incidence of defaults of high-yielding securities.

A Portfolio may acquire high-yielding securities that are sold without registration under the federal securities laws and, therefore, carry restrictions on resale. A Portfolio may incur special costs in disposing of such securities but generally incurs no costs when the issuer is responsible for registering the securities.

A Portfolio also may acquire high-yielding securities during an initial underwriting. Such securities involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the adviser or a subadviser carefully reviews the credit and other characteristics pertinent to such new issues.

From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could generally reduce the market for such securities, could negatively affect the financial condition of issuers of high-yielding securities by removing or reducing a source of future financing, and could negatively affect the value of specific high-yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

STOCK INDEX FUTURES CONTRACTS

Certain Portfolios may purchase and sell futures contracts on various equity indices, such as the S&P 500 Index. The Portfolios engage in futures transactions only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When the prices of securities comprising the index are falling, a Portfolio can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. Conversely, when such equity securities' prices are rising, the Portfolio, through the purchase of futures contracts, can attempt to secure better prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but instead are liquidated through offsetting transactions that may result in a profit or a loss. While contracts on the S&P 500 Index almost always are liquidated in this manner, the Equity 500 Index Portfolio may instead make or take delivery of the underlying securities if it appears economically advantageous for the Portfolio to do so. A clearing corporation associated with the exchange on which the contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract, unlike a direct investment in that type of contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon the exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account (which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract). The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus any transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily, and that change is reflected in the net asset value of the Equity 500 Index Portfolio.

RISKS. The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the S&P 500 Index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Equity 500 Index Portfolio's performance.

In connection with the Equity 500 Index Portfolio, Provident Mutual, and its affiliates and subsidiaries have licensed trademarks for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined composed and calculated by S&P without regard to the Licensee or the Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

MORTGAGE-BACKED SECURITIES

Balanced and Bond Portfolios may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage-related securities such as government stripped mortgage-related securities, adjustable rate mortgage-related securities and collateralized mortgage obligations, which are described below. These assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association ("GNMA"), by government-related organizations, such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage-related securities in which certain of the Portfolios may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored enterprise owned entirely by private stockholders and is subject to general regulation by the Secretary of Housing and Urban Development. FNMA guarantees the timely payment of principal and interest of pass-through securities that FNMA has issued. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The adviser assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Portfolio.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage security. The occurrence of mortgage prepayments is a function of several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. A Portfolio's ability to maintain positions in such securities is affected by the reductions in the principal amount of such securities resulting from prepayments, and the Portfolio ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because principal prepayments generally occur when interest rates are declining, an investor, such as a Portfolio, generally has to reinvest the proceeds of these prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity, although such other income-bearing securities may have a comparable risk of capital depreciation during periods of rising interest rates.

GOVERNMENT STRIPPED MORTGAGE-RELATED SECURITIES. Balanced and Bond Portfolios may invest in government stripped mortgage-related securities. These securities represent beneficial ownership interests in either period principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FHLMC, or FNMA. The certificates underlying the government stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans.

Investing in government stripped mortgage-related securities involves all of the risks of investing in mortgage-backed securities and U.S. Government securities generally. In addition, the yields on these instruments are extremely sensitive to the prepayment experience of the mortgage loans making up the pool underlying the certificates. If a decline in the level of prevailing current interest rates results in a rate of principal prepayments that is higher than anticipated when the certificate was created, then distributions of principal will accelerate thereby reducing the yield to maturity of interest-only securities from that certificate and increasing the yield to maturity of principal-only securities from that certificate. Sufficiently high prepayment rates could result in a Portfolio not recovering its investment in interest-only securities. Where a certificate represents only a part of the beneficial interest in a pool, the sensitivity of that certificate to interest rate fluctuations may be greater than of other interest-only securities derived from other certificates supported by the same underlying pool because of the particular character of the principal portion of the pool that the certificate represents.

Government stripped mortgage-related securities are currently traded over the counter in a market maintained by several investment banking firms. There is no certainty that a Portfolio will be able to purchase or sell a government stripped mortgage-related security at any time in the future. The Portfolios only purchase such securities if a secondary market exists for the securities at the time of purchase. Except for certain government stripped mortgage-related securities derived from fixed rate FHLMC and FNMA certificates meeting certain liquidity requirements established by the Company's Board, the Portfolios treat government stripped mortgage-related securities as illiquid investments.

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES. Balanced and Bond Portfolios may invest in adjustable rate mortgage-related securities. Adjustable rate mortgage-related securities ("ARMs") have interest rates that reset at periodic intervals. Acquiring ARMs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which the certificates are based. These certificates generally have higher current yield and lower price fluctuation than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lags current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. Balanced and Bond Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-backed securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over other classes with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Portfolio invests, the investment is subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

GNMA CERTIFICATES. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. GNMA guarantees the timely payment of principal and interest of each mortgage in the pool, and its guarantee is backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of GNMA Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool usually results in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages influences the actual yield of the GNMA Certificate.

MORTGAGE DOLLAR ROLLS

Balanced and Bond Portfolios may enter into mortgage "dollar rolls" in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless the benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique diminishes the investment performance of the Portfolio. Successful use of mortgage dollar rolls depends upon the adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Neither Portfolio currently intends to enter into mortgage dollar rolls that are accounted for as a financing.

EXCHANGE TRADED FUNDS

All of the Portfolios, except the Money Market Portfolio, may invest in various exchange traded funds ("ETFs"), subject to the Portfolio's investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs are:

    - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

    - "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

    - "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

    - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Portfolio can hold the group of stocks as one asset or unbundled the stocks and trade them separately, according to the Portfolio's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

RISKS OF SMALL AND MID CAPITALIZATION COMPANIES

Small and mid capitalization companies are generally less well known than larger, more widely held companies. Small and mid capitalization companies may offer greater opportunities for capital appreciation than larger companies, but may also involve special risks. These smaller capitalization companies are more likely than larger companies to have limited product lines, markets, or financial resources, and also may have less experienced management. Securities of smaller capitalization companies may trade less frequently and in lesser volume than securities of larger capitalization companies, whose securities are generally more widely held. Moreover, the values of the securities of smaller capitalization companies may fluctuate more sharply than other securities in response to market conditions. Smaller capitalization companies' securities may also trade in the over-the-counter market or on a regional exchange and may be less liquid than securities of larger companies. Small and mid capitalization securities may be more vulnerable to adverse market or industry developments than securities of larger companies, and a Portfolio may have difficulty establishing or closing out its securities positions at prevailing market prices. Finally, there may be less public information available about small and mid capitalization companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of smaller capitalization securities to reflect the full value of their issuers' earnings potential or assets.

FOREIGN SECURITIES

Each Portfolio except International and Money Market Portfolios may invest up to 25% of the Portfolio's net assets in foreign securities, which includes ADRs, EDRs, and GDRs as well as emerging market securities. The International Portfolio may invest up to 100% of the Portfolio's net assets in these foreign securities. The Money Market Portfolio's investments in U.S. dollar-denominated securities, as defined in Rule 2a-7 of the 1940 Act, are subject to the Portfolio's credit, maturity and diversification policies.

FOREIGN SECURITIES GENERALLY. Investments in the securities of foreign issuers or investments in non-U.S. dollar securities may offer potential benefits not available from investments solely in securities of domestic issuers or U.S. dollar-denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States, and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in non-U.S. dollar securities or in the securities of foreign issuers involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws, or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends. A Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge its foreign currency exposure; however, these techniques also entail certain risks. Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries, and, in certain markets and on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of a Portfolio's assets are uninvested and no return is earned thereon. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Portfolio, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN ADRS, EDRS, AND GDRS. Many securities of foreign issuers are represented by ADRs, EDRs, and GDRs. The Portfolios, except the Money Market Portfolio as described above, may invest in ADRs, EDRs, and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks that have no contractual relationship with the foreign issuer of the security underlying the ADR to issue and service these ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the National Association of Securities Dealers national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

INVESTMENTS IN EMERGING MARKETS. All Portfolios, except the Money Market Portfolio, may invest in securities of issuers located in countries with emerging economies and or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment, generally including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. In that event, the Portfolio may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of the International or Mid Cap Growth Portfolio to invest in securities of certain issuers located in those countries.

FOREIGN CURRENCY TRANSACTIONS

To the extent that a Portfolio invests in foreign securities, the value of its assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In that event, the Portfolio may incur costs in connection with conversions between various currencies.

A Portfolio conducts foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation by a Portfolio to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of a Portfolio's securities or prevent loss if the prices of such securities should decline.

A Portfolio may enter into forward foreign currency exchange contracts only under two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. A Portfolio then enters into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transactions. In this manner a Portfolio is better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the adviser or a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Portfolio intends to enter into such forward contracts under this second circumstance on a regular or continuous basis. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The adviser and subadvisers believe that it is important to have the flexibility to enter into these forward contracts when the adviser or a subadviser determines that to do so is in the best interests of the respective Portfolio. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of each Portfolio's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the respective Portfolio's commitments with respect to such contracts. Under normal circumstances, a Portfolio's adviser or a subadviser expects that any appreciation (depreciation) on such forward exchange contracts will be approximately offset by the (depreciation) appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

A Portfolio recognizes the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Portfolio's net assets on a daily basis, thereby providing an appropriate measure of the Portfolio's financial position and changes in financial position.

ASSET-BACKED SECURITIES

Asset-backed securities represent interests in mortgage pools, loans, receivables or other assets. Interest payment and repayment of principal may largely depend on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including interest rate changes, available information concerning the pool and its structure, the creditworthiness of the pool's servicing agent, the originator of the loans or receivables, or the entities providing the credit enhancement. These securities may also be subject to prepayment risk.

REAL ESTATE INVESTMENT TRUSTS

The Portfolios may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risk.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis in an amount up to 10% of the Portfolio's net assets. When-issued securities transactions arise when securities are purchased by a Portfolio with payment and delivery taking place on a future date determined at the time of entering into the transaction (transaction date) in order to secure what is considered to be an advantageous price and yield to the Portfolio on the transaction date. Once a Portfolio commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and thereafter reflects the daily value of such securities in determining its net asset value. Although a Portfolio generally purchases when-issued securities with the intention of acquiring those securities for the investment portfolio, the Portfolio may dispose of a when-issued security prior to settlement if the adviser or a subadviser deems it advantageous to do so.

For all when-issued securities transactions, the Fund's custodian will hold and maintain in a segregated account until the settlement date, cash or fully liquid securities of the Portfolio with a market value, determined daily, equal to or greater than such commitments. If a Portfolio elects to dispose of the right to acquire a when-issued security prior to its acquisition, it could experience a gain or loss on the security due to market fluctuation.

FORWARD COMMITMENTS

Each Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio generally enters into forward commitments with the intention of acquiring securities for its investment portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the adviser or a subadviser deems it appropriate. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

                               PORTFOLIO TURNOVER

Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments. Portfolio turnover rates generally, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. If a Portfolio's portfolio turnover rate exceeds 100%, the result may be correspondingly increased brokerage expenses and other acquisition costs to that Portfolio (see "Portfolio Transactions and Brokerage Allocation"). Any time a Portfolio's subadviser changes, the Portfolio may expect to have up to 100% portfolio turnover in the next several weeks as the new subadviser restructures some or all of the investment portfolio in accordance with the subadviser's investment style and strategies. However, because portfolio turnover rate is not a limiting factor, particular holdings may be sold at any time, if investment judgment or portfolio operations make a sale advisable.

No portfolio turnover rate is calculated for the Money Market Portfolio due to the short maturities of the instruments the Portfolio purchases. Portfolio turnover does not affect the income or net asset value of the Money Market Portfolio because brokerage commissions are rarely if ever charged on the purchase or sale of money market instruments.

The annual portfolio turnover rates for 2001, 2000, and 1999 (as applicable) for each Portfolio (except the Money Market Portfolio) are set forth below.

         NAME OF PORTFOLIO                                 2001        2000       1999
         -----------------                                 ----        ----       ----
All Pro Broad Equity                                       140%         39%        46%
All Pro Large Cap Growth Portfolio                         105%        109%        83%
All Pro Large Cap Value Portfolio                           50%         84%        64%
All Pro Small Cap Growth Portfolio                         210%        141%       114%
All Pro Small Cap Value Portfolio                           57%        117%       114%
International Portfolio                                     36%         37%        41%
Equity 500 Index Portfolio*                                  6%          5%        N/A
Mid Cap Growth Portfolio                                   135%         68%        46%
Balanced Portfolio                                         101%        157%       156%
Bond Portfolio                                             641%        202%       202%

------------
* The Equity 500 Index Portfolio commenced operations on February 7, 2000.

                             MANAGEMENT OF THE FUND

BOARD AND OFFICERS

The Fund's Board is responsible for the overall administration of the Fund's affairs including deciding matters of general policy and reviewing certain actions of the adviser and subadvisers, custodian, administration, and accounting and administrative services providers.

The Fund's trustees and officers, their principal occupations for the last five years, and compensation that each trustee and officer received from the Fund in 2001 are set forth below.

                        INTERESTED TRUSTEES AND OFFICERS

                                                                                       Number of
                                                                                     Portfolios in                       Aggregate
                                                                                        the Fund                        Compensation
                          Position(s)     Term of Office    Principal Occupation(s)     Complex           Other        from Fund and
                         Held with the     and Length of            During            Overseen by     Directorships       the Fund
Name, Address and Age*       Fund           Time Served          Past 5 years           Trustee      Held by Trustee      Complex
----------------------       ----           -----------          ------------           -------      ---------------      -------
Mr. Robert W. Kloss**   Chairman of      Indefinite Term   1994 - Present,                 11        Provident               $0
                        the Board and                      President and Chief                       Mutual Life
Age 53                  Trustee          Chairman of the   Executive Officer,                        Insurance
                                         Board and         Provident Mutual Life                     Company
                                         Trustee since     Insurance Company
                                         April 22, 1998                                              Provident
                                                                                                     Mutual Holding
                                                                                                     Company

                                                                                                     Provident
                                                                                                     Mutual Life
                                                                                                     and Annuity
                                                                                                     Company of
                                                                                                     America

                                                                                                     1717 Capital
                                                                                                     Management
                                                                                                     Company

                                                                                                     PM
                                                                                                     International

                                                                                                     Market Street
                                                                                                     Investment
                                                                                                     Management
                                                                                                     Company

Ms. Rosanne Gatta       President               N/A        1993 - Present, Vice           N/A              N/A               $0
                                                           President and Treasurer,
Age 46                                                     Provident Mutual Life
                                                           Insurance Company

Ms. Mary Lynn Finelli   Vice President          N/A        1996 - Present,                N/A              N/A               $0
                                                           Executive Vice President
Age 46                                                     and Chief Financial
                                                           Officer, Provident
                                                           Mutual Life Insurance
                                                           Company

Mr. Alan Hinkle         Vice President          N/A        1996 - Present,                N/A              N/A               $0
                                                           Executive Vice President
Age 51                                                     and Chief Actuary,
                                                           Provident Mutual Life
                                                           Insurance Company

Mr. Anthony Giampietro  Vice President          N/A        1990 - Present,                N/A              N/A               $0
                                                           Assistant Treasurer,
Age 42                                                     Provident Mutual Life
                                                           Insurance Company

Mr. Todd Miller         Vice President          N/A        1996 - Present,                N/A              N/A               $0
                                                           Assistant Vice
Age 44                                                     President, Financial
                                                           Reporting, Provident
                                                           Mutual Life Insurance
                                                           Company

                                                           1999 - Present,
Mr. James Bernstein     Compliance              N/A        Assistant General              N/A              N/A               $0
                        Officer and                        Counsel, Provident
Age 40                  Secretary                          Mutual Life Insurance
                                                           Company
                                                           1996 - 1999, Partner,
                                                           Jorden Burt

                              INDEPENDENT TRUSTEES

                                                                                       Number of
                                                                                     Portfolios in                       Aggregate
                                                                                        the Fund                        Compensation
                          Position(s)     Term of Office    Principal Occupation(s)     Complex           Other        from Fund and
                         Held with the     and Length of            During            Overseen by     Directorships       the Fund
Name, Address and Age*       Fund           Time Served          Past 5 years           Trustee      Held by Trustee      Complex
----------------------       ----           -----------          ------------           -------      ---------------      -------
Dr. Alan Gart           Trustee          Indefinite Term   1982 - Present, President         11              None           $22,500
                                                           of Alan Gart, Inc. (a
Age 61                                    Trustee since    consulting firm)
                                          March 21, 1985   2000 - Present, Professor
                                                           of Finance, Indiana
                                                           University of Pennsylvania
                                                           1982 - 2000, Professor,
                                                           Nova Southeastern
                                                           University

Dr. A. Gilbert          Trustee          Indefinite Term   2000 - Present, Professor         11              None           $21,500
Heebner                                                    Emeritus of Economics,
                                          Trustee since    Eastern College
Age 75                                     May 12, 1989    1987 - 1997,
                                                           Distinguished Professor
                                                           of Economics, Eastern
                                                           College

Mr. Leo Slack           Trustee          Indefinite Term   Retired since 1996                11              None           $20,500
                                                           1964 - 1996, Vice
Age 67                                    Trustee since    President, Combustion
                                           February 11,    Engineers Corporation
                                               1998

Mr. Edward S.           Trustee              Retired       Retired since 1983                11              None           $8,500
Stouch***
                                          Trustee since
Age 84                                     December 12,
                                               1985

------------
* The address of each of the interested trustees, officers, and the trustees who are not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the 1940 Act (the "independent trustees"), is 1000 Chesterbrook Blvd., Berwyn, PA 19312.

** Mr. Kloss is deemed to be an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of his position as President and Chief Executive Officer of Provident Mutual Life Insurance Company.

***      Mr. Stouch resigned as Trustee of the Fund on July 2, 2001.

As of the date of this SAI, certain Fund officers and trustees own either variable annuity contracts or variable life insurance policies that are supported by separate accounts of Provident Mutual and, in that sense, have an interest in shares of the Fund. The officers and trustees, as a group through variable annuity contracts or variable life insurance policies, own less than 1% of the outstanding shares of the Fund collectively and of each Portfolio individually.

Trustees who are not officers or employees of Provident Mutual or the adviser or a subadviser are paid a fee plus actual out-of-pocket expenses by the Fund for each Board meeting attended. Each member of the audit committee of the Board of Trustees of the Fund (the "Audit Committee") is entitled to $1,000 per Audit Committee meeting attended in person and $500 per Audit Committee meeting attended by telephone. The Chairman of the Audit Committee receives additional compensation in the amount of $1,000 per year for service as Chairman of the Audit Committee. Each member of the nominating committee of the Board of Trustees of the Fund (the "Nominating Committee") is entitled to $1,000 per Nominating Committee meeting attended in person and $500 per Nominating Committee meeting attended by telephone. The Chairman of the Nominating Committee receives additional compensation in the amount of $1,000 per year for service as Chairman of the Nominating Committee.

Total fees paid to all independent trustees for 2001 were $73,000. Fund Trustees and officers receive no benefits from the Fund upon retirement, and the Fund accrues no expenses for pension or retirement benefits.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION AND HISTORY

The Fund's investment adviser is MSIM. Prior to the close of business on January 26, 2001, Sentinel Advisors Company ("SAC") served as the investment adviser for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios.

On behalf of each Portfolio set forth below, MSIM has engaged one or more respective investment advisers to serve as a subadviser to the Portfolio. Each subadviser's name is set forth below opposite the relevant Portfolio.

NAME OF PORTFOLIO                              NAME OF SUBADVISER
-----------------                              ------------------
All Pro Broad Equity Portfolio                 Alliance Capital Management L.P. ("Alliance
                                               Capital")
                                               Sanford C. Bernstein & Co., LLC ("Bernstein")
                                               Husic Capital Management ("Husic")
                                               Reams Asset Management Company, LLC ("Reams")

All Pro Large Cap Growth Portfolio             Alliance Capital
                                               Geewax, Terker & Co. ("Geewax")

All Pro Large Cap Value Portfolio              Bernstein
                                               Mellon Equity Associates, LLP ("Mellon
                                               Equity")

All Pro Small Cap Growth Portfolio             Lee Munder Investments, Ltd. ("Lee Munder
                                               Investments")
                                               Husic

All Pro Small Cap Value Portfolio              Reams
                                               Sterling Capital Management LLC ("Sterling")

Equity 500 Index Portfolio                     SSgA Funds Management, Inc. ("SSgA")

NAME OF PORTFOLIO                              NAME OF SUBADVISER
-----------------                              ------------------
International Portfolio                        The Boston Company Asset Management, LLC.
                                               ("TBC")

Mid Cap Growth Portfolio                       T. Rowe Price Associates, Inc. ("T. Rowe
                                               Price")

Balanced Portfolio                             Fred Alger Management, Inc. ("Alger
                                               Management")

Bond Portfolio                                 Western Asset Management Company ("Western
                                               Asset")

Money Market Portfolio                         None

MSIM has retained Wilshire Associates Incorporated ("Wilshire") as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for each of the All Pro Portfolios.

MSIM is responsible for providing investment advice to the Fund's Portfolios, pursuant to the Fund's investment advisory agreement. Subject at all times to the supervision and approval of the Fund's Board, MSIM or a subadviser renders investment advisory services with respect to the Portfolios in a manner consistent with the Portfolio's stated investment policies, objectives, and restrictions. As part of those responsibilities and duties, MSIM or a subadviser advises the Fund as to what investments should be purchased and sold and place orders for all such purchases and sales on behalf of the Portfolios.

MSIM is a registered investment adviser and is also an indirect wholly owned subsidiary of Provident Mutual. Its address is 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.

The principal officers of MSIM are:

                       POSITION WITH                               POSITION WITH
NAME                   MSIM                                        THE FUND
----                   ----                                        --------
Rosanne Gatta          President                                   President
Todd Miller            Financial Reporting Officer                 Financial Reporting Officer
Scott V. Carney        Vice President                              none
Timothy Henry          Vice President                              none
James Kestner          Vice President                              Vice President
Dean Miller            Vice President                              none
Richard J. Simon       Vice President                              none
Anthony T. Giampietro  Treasurer                                   Treasurer and Comptroller
James Bernstein        Compliance Officer and Assistant Secretary  Compliance Officer and Secretary
Kathleen Larrabee      Investment Officer                          none

Information about each subadviser is set forth below

  SUBADVISER                               OWNERSHIP AND ADDRESS
--------------------------------------------------------------------------------
Alliance Capital          As of December 31, 2001, Alliance Capital managed
                          retirement assets for many of the largest U.S. public
                          and private employee benefit plans, endowments,
                          foundations, public employee retirement funds, banks,
                          insurance companies and high net worth individuals
                          worldwide. Alliance Capital is also one of the largest
                          mutual fund sponsors, with a diverse family of
                          globally distributed mutual fund portfolios. As one of
                          the world's leading global investment management
                          organizations, Alliance Capital is able to compete for
                          virtually any portfolio assignment in any developed
                          capital market in the world.

                          As of March 1, 2001, Alliance Capital Management
                          Holding L.P. ("Alliance Holding") owned approximately
                          29.8% of the outstanding units of limited partnership
                          interest in Alliance Capital ("Alliance Units").
                          Equity interests in Alliance Holding are traded
                          publicly on the New York Stock Exchange, Inc. in the
                          form of units ("Alliance Holding Units"). Alliance
                          Capital Management Corporation ("ACMC"), an indirect
                          wholly owned subsidiary of AXA Financial, Inc. ("AXA
                          Financial"), is the general partner of
--------------------------------------------------------------------------------

  SUBADVISER                               OWNERSHIP AND ADDRESS
--------------------------------------------------------------------------------
                          both Alliance Capital and Alliance Holding. As of
                          March 1, 2001, AXA, AXA Financial, The Equitable Life
                          Assurance Society of the United States ("Equitable")
                          and certain subsidiaries of Equitable (including, but
                          limited to, ACMC), beneficially owned approximately
                          2.1% of the outstanding Alliance Holding Units and
                          51.9% of the outstanding Alliance Units. Equitable, a
                          New York stock life insurance company, is an indirect
                          wholly owned subsidiary of AXA Financial. AXA
                          Financial, a Delaware corporation, is a wholly owned
                          subsidiary of AXA, a French company. As of March 1,
                          2001, SCB Partners Inc., a wholly owned subsidiary of
                          SCB Inc., formerly known as Sanford C. Bernstein Inc.,
                          whose business and assets were acquired by Alliance
                          Capital on October 2, 2000, owned approximately 16.5%
                          of the issued and outstanding Alliance Units.
--------------------------------------------------------------------------------
Bernstein                 Bernstein is a Delaware limited liability company that
                          is an indirect wholly owned subsidiary of Alliance
                          Capital. Bernstein manages value oriented investment
                          portfolios through and with the assistance of Alliance
                          Capital's Bernstein Investment Research and Management
                          unit (the "Bernstein Unit"). The Bernstein Unit
                          continues the former investment research and
                          management business of Sanford C. Bernstein & Co.,
                          Inc., a registered investment adviser acquired by
                          Alliance in October 2000 that provided value oriented
                          investment management services since 1967. Bernstein
                          is located at 1345 Avenue of the Americas, New York,
                          New York 10153.
--------------------------------------------------------------------------------
Alger Management          Alger Management is a New York corporation, which is a
                          wholly owned subsidiary of Fred Alger & Company,
                          Incorporated, a Delaware corporation and is located at
                          111 Fifth Avenue, New York, New York 10003.
--------------------------------------------------------------------------------
Geewax                    Geewax is a Pennsylvania partnership and is located at
                          414 Old Baltimore Pike, Chadds Ford, Pennsylvania
                          19317.
--------------------------------------------------------------------------------
Husic                     Husic is organized as a California limited
                          partnership. The general partner of the California
                          limited partnership is Frank J. Husic & Co., a
                          California corporation 100% owned by Frank J. Husic.
                          Frank J. Husic, the person, is the sole limited
                          partner of Husic, which is located at 555 California
                          Street, San Francisco, CA 94104.
--------------------------------------------------------------------------------
Lee Munder Investments    Lee Munder Investments is a Florida limited
                          partnership, which is a wholly owned subsidiary of Lee
                          Munder Capital Group, a 100% employee-owned Delaware
                          limited partnership for corporate purposes, and is
                          located at 200 Clarendon Street, Boston, MA 02117.

  SUBADVISER                               OWNERSHIP AND ADDRESS
--------------------------------------------------------------------------------
Mellon Equity             Mellon Equity is a Pennsylvania limited liability
                          partnership, which is a wholly owned subsidiary of the
                          Mellon Bank Corporation and is located at 500 Grant
                          Street, Suite 4200, Pittsburgh, PA 15258.
--------------------------------------------------------------------------------
Reams                     Reams is an Indiana limited liability company and is
                          located at 227 Washington Street, Columbus, IN 47202.
--------------------------------------------------------------------------------
SSgA                      SSgA is a wholly owned subsidiary of State Street
                          Corporation. SSgA manages over $60 billion in assets
                          of U.S. Securities and Exchange Commission registered
                          open-end investment companies. The State Street Global
                          Advisors companies, including SSgA, manage over $775
                          billion in assets, the third largest total among U.S.
                          investment managers.
--------------------------------------------------------------------------------
Sterling                  Sterling is a North Carolina limited liability
                          corporation that is owned by its employees and is
                          located at One First Union Center, 301 S. College
                          Street, Suite 3200, Charlotte, NC 28202.
--------------------------------------------------------------------------------
TBC                       TBC is a Massachusetts limited liability company,
                          which is a wholly owned subsidiary of the Mellon Bank
                          Corporation and is located at One Boston Place,
                          Boston, MA 02108.
--------------------------------------------------------------------------------
T. Rowe Price             T. Rowe Price, a wholly owned subsidiary of T. Rowe
                          Price Group, Inc., a publicly traded financial
                          services holding company, is a Maryland corporation
                          and is located at 100 East Pratt Street, Baltimore, MD
                          21202.
--------------------------------------------------------------------------------
Western Asset             Western Asset is a California corporation, which is a
                          wholly owned subsidiary of Legg Mason, Inc. and is
                          located at 117 East Colorado Blvd., Pasadena, CA
                          91105.

ADVISORY AGREEMENT

MSIM is responsible for managing the investment operations of the Fund and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained in each Portfolio, in accordance with the Portfolio's investment objective and policies as stated in the Fund's Declaration of Trust, Bylaws, Prospectus, and SAI, as from time to time in effect. In connection with these responsibilities and duties, MSIM is responsible for providing investment research and supervision of each Portfolio's investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Fund's assets. MSIM also is responsible for furnishing the Fund with statistical information, in respect of the investments that a Portfolio may hold or contemplates purchasing, as the Fund may reasonably request. MSIM, on its own initiative, apprises the Fund of important developments materially affecting each Portfolio and furnishes the Fund from time to time such information as MSIM may believe appropriate for this purpose. MSIM also has responsibilities for implementing all purchases and sales of investments for each Portfolio in a manner consistent with its policies.

Under the advisory agreement, the Fund is obligated to pay investment advisory fees to MSIM with respect to the Portfolios monthly, in arrears, as a percentage of the Portfolio's monthly daily net assets at the following annual rates. The table below also presents certain expense limitations that MSIM has placed into effect with respect to the Portfolios, which are more fully explained below:

PORTFOLIO                                ADVISORY FEE*                             EXPENSE CAP**
------------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio                0.75% on the first $200 million,         0.16%
                                              and 0.70% on assets in excess of
                                              $200 million
------------------------------------------------------------------------------------------------
All Pro Large Cap Growth Portfolio            0.70% on the first $200 million,         0.20%
                                              and 0.65% on assets in excess of
                                              $200 million
------------------------------------------------------------------------------------------------
All Pro Large Cap Value Portfolio             0.70% on the first $200 million,         0.20%
                                              and 0.65% on assets in excess of
                                              $200 million
------------------------------------------------------------------------------------------------
All Pro Small Cap Growth Portfolio            0.90% on the first $200 million,         0.20%
                                              and 0.85% on assets in excess of
                                              $200 million
------------------------------------------------------------------------------------------------
All Pro Small Cap Value Portfolio             0.90% on the first $200 million,         0.20%
                                              and 0.85% on assets in excess of
                                              $200 million
------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                      0.75% on the first $200 million,         0.20%
                                              and 0.70% on assets in excess of
                                              $200 million
------------------------------------------------------------------------------------------------
International Portfolio                       0.75% on the first $500 million,         0.75%
                                              and 0.70% on assets in excess of
                                              $500 million
------------------------------------------------------------------------------------------------
Equity 500 Index Portfolio                    0.24% on all assets                      0.04%
------------------------------------------------------------------------------------------------
Balanced Portfolio                            0.55% on all assets                      0.40%
------------------------------------------------------------------------------------------------
Bond Portfolio                                0.40% on all assets                      0.28%
------------------------------------------------------------------------------------------------
Money Market Portfolio                        0.25% on all assets                      0.25%
------------------------------------------------------------------------------------------------

--------------
*        As a percentage of average daily net assets.

** For certain expenses excluding advisory fees, as described more fully below.

The investment advisory fee paid to MSIM during 2001 was $1,474,623, $279,148, $230,445, $480,989, $284,322, $802,180, $539,651, $633,228, $343,002, $169,223,
and $304,797 for the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios respectively. The investment advisory fee paid to the former adviser, SAC, during 2001 was $77,239, $33,205, $25,001, $11,887, and $22,525 for the All
Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, respectively.

The investment advisory fee paid to MSIM during 2000 was $325,555, $176,733, $633,176, $140,158, $838,096 and $624,871 for the All Pro Large Cap Growth, All
Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, and International Portfolios, respectively. The investment advisory fee paid to the former adviser, SAC, during 2000 was $902,332, $303,564, $280,071, $129,876, and $268,225 for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, respectively.

The investment advisory fee paid to MSIM during 1999 was $174,315, $145,234, $180,903, $85,907, and $568,324 for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, and International Portfolios, respectively. The investment advisory fee paid to the former adviser, SAC, during 1999 was $1,003,377, $225,914, $296,660, $126,876, $74,269,
and $261,012 for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, Sentinel Growth, and Money Market Portfolios, respectively.

SUBADVISORY AGREEMENTS

Investment subadvisory agreements for the Portfolios with their respective subadvisers, as indicated below, were approved by the Fund's Board, including a majority of the trustees who are not "interested persons" of the Fund, as that term is defined in Sections 2(a)(19) of the 1940 Act (the "non-interested" trustees), on the dates specified below. The subadvisory agreements for the Portfolios were all approved by the Fund's Board, on the dates indicated below, in accordance with the conditions of the Fund's manager-of-managers exemptive order.

PORTFOLIO                                 SUBADVISER                   DATE OF BOARD APPROVAL
---------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio            Alliance Capital             November 3, 2000
                                          Bernstein                    November 3, 2000
                                          Husic                        November 3, 2000
                                          Reams                        November 3, 2000
---------------------------------------------------------------------------------------------
All Pro Large Cap Growth Portfolio        Alliance Capital             November 3, 2000
                                          Geewax                       November 3, 2000
---------------------------------------------------------------------------------------------
All Pro Large Cap Value Portfolio         Bernstein                    November 3, 2000
                                          Mellon Equity                November 3, 2000
---------------------------------------------------------------------------------------------
All Pro Small Cap Growth Portfolio        Lee Munder Investments       March 2, 2001
                                          Husic                        November 3, 2000
---------------------------------------------------------------------------------------------
All Pro Small Cap Value Portfolio         Reams                        November 3, 2000
                                          Sterling                     March 2, 2001
---------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                  T. Rowe Price                November 3, 2000
---------------------------------------------------------------------------------------------
International Portfolio                   TBC                          November 3, 2000
---------------------------------------------------------------------------------------------
Equity 500 Index Portfolio                SSgA                         March 2, 2001
---------------------------------------------------------------------------------------------
Balanced Portfolio                        Alger Management             November 3, 2000
---------------------------------------------------------------------------------------------
Bond Portfolio                            Western Asset                November 3, 2000
---------------------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

In voting to approve the advisory agreement and each of the foregoing investment subadvisory agreements, Provident Mutual, PLACA, and/or National Life Insurance Company, as the case may be, voted their Fund shares for, or against, these approvals, or withheld their votes, in the same proportion as Policyholders having an interest in the respective Portfolios, voted for, against or withheld their votes with respect to the agreement for that Portfolio.

The Fund's Board, including a majority of the trustees who are not parties to these agreements or "interested persons" of any such party (as that term is defined in the 1940 Act) (the "independent trustees"), considered whether to approve the Fund's investment advisory and subadvisory agreements, with the assistance of independent counsel to the independent trustees. The Board considered the advisory fee structure of each of the Portfolios in light of a variety of factors, including, among other factors: (a) the nature and quality of services provided to the Fund, the Portfolios, and their respective shareholders; (b) the investment adviser's costs in providing those services;
(c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or subadviser's) relationship with the Fund.

As part of the Board's consideration of the quality of services provided to the Fund, the Portfolios, and shareholders by the adviser and subadvisers, the Board reviewed the relative performance of each of the Portfolios. The Board also reviewed the investment adviser's profitability with respect to each Portfolio and on an aggregate basis, and the Board, including a majority of the independent trustees, considered the investment adviser's profits to be reasonable in relation to the nature, quality, and costs of the investment adviser's services.

As part of the Board's consideration of economies of scale and advisory fees, the Board also considered the expense ratios of the Portfolios and the costs incurred by the investment adviser as a result of any voluntary expense limitations the investment adviser has imposed. In comparing the expense ratio of each of the Portfolios to other mutual funds, the Board, including a majority of the independent trustees, took into account that the expense ratios compared favorably to those of other funds.

Each of a Portfolio's agreements terminates automatically in the event of its assignment or upon 60 days' notice given by the Fund's Board, by MSIM or by 1940 Act Vote (see "Investment Objectives of the Portfolios" above) of the Portfolio's shares. Otherwise, these investment advisory agreements will continue in force with respect to any Portfolio for more than two years after the their respective effective date only so long as their continuance is approved at least annually by a majority of the "non-interested" members of the Fund's Board, and by: (1) a 1940 Act Vote of the Portfolio's shareholders, or
(2) a majority vote of the Fund's Board.

ADDITIONAL INFORMATION ABOUT INVESTMENT SUBADVISORY AGREEMENTS

MSIM has retained Wilshire as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for each All Pro Portfolio and the Mid Cap Growth and Bond Portfolios. Wilshire does not participate in the selection of portfolio securities for any Portfolio or in any way participate in the day-to-day management of the All Pro Portfolios and/or the Mid Cap Growth and Bond Portfolios. Wilshire assists MSIM in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers. Wilshire also assists MSIM in performing similar ongoing quantitative analysis of the performance of each of the subadvisers for the All Pro Portfolios, the Mid Cap Growth Portfolio, and the Bond Portfolio, and in determining whether changes in a Portfolio subadviser would be desirable for a Portfolio. As compensation for these services, MSIM pays Wilshire a non-discretionary subadvisory fee equal to 0.05% of the average daily net assets of each of the All Pro Portfolios and each of the Mid Cap Growth and Bond Portfolios.

On behalf of the All Pro, Mid Cap Growth, and Bond Portfolios, and after consultation with Wilshire, MSIM has selected and has entered into investment subadvisory agreements with the subadvisers listed above under "Investment Advisory and Other Services." MSIM has also selected and entered into investment subadvisory agreements with the subadvisers for the Equity 500 Index, International, and Balanced Portfolios, as listed above under "Investment Advisory and Other Services." The table below indicates the annual fee rate MSIM is required to pay each subadviser under the applicable subadvisory agreement.


                                                                   ANNUAL RATE OF COMPENSATION
    NAME OF PORTFOLIO                   SUBADVISER                 (AS A PERCENTAGE OF THE AVERAGE DAILY
------------------------               ------------                -------------------------------------
                                                                                 NET ASSETS)
                                                                                 -----------
All Pro Broad Equity Portfolio         Alliance Capital(1)         0.90% on the first $10,000,000
                                                                   0.75% on the next $10,000,000
                                                                   0.625% on the next $20,000,000
                                                                   0.375% on the next $20,000,000
                                                                   0.25% on assets in excess of $60,000,000

                                       Bernstein(1)                0.60% of the first $10,000,000
                                                                   0.50% of the next $15,000,000
                                                                   0.40% of the next $25,000,000
                                                                   0.30% of the next $50,000,000
                                                                   0.25% of the next $50,000,000
                                                                   0.225% of the next $50,000,000
                                                                   0.20% of the next $50,000,000
                                                                   0.175% of the next $50,000,000
                                                                   0.15% of assets in excess of $300,000,000

                                       Husic                       0.50%

                                       Reams                       0.50%

All Pro Large Cap Growth Portfolio     Alliance Capital(1)         0.90% on the first $10,000,000
                                                                   0.75% on the next $10,000,000
                                                                   0.625% on the next $20,000,000
                                                                   0.375% on the next $20,000,000
                                                                   0.25% on assets in excess of $60,000,000

                                       Geewax                      0.30%

All Pro Large Cap Value Portfolio      Bernstein(1)                0.60% of the first $10,000,000
                                                                   0.50% of the next $15,000,000
                                                                   0.40% of the next $25,000,000
                                                                   0.30% of the next $50,000,000
                                                                   0.25% of the next $50,000,000
                                                                   0.225% of the next $50,000,000
                                                                   0.20% of the next $50,000,000
                                                                   0.175% of the next $50,000,000
                                                                   0.15% of assets in excess of $300,000,000

                                       Mellon Equity               0.20%

All Pro Small Cap Growth Portfolio     Lee Munder Investments      0.70%

                                       Husic                       0.50%

All Pro Small Cap Value Portfolio
                                       Reams                       0.50%

                                       Sterling                    0.70%

Equity 500 Index Portfolio             SSgA                        0.025% on the first $200 million in assets
                                                                   0.020% on the next $500 million in assets
                                                                   0.015% on assets in excess of $700
                                                                   million

International Portfolio                TBC                         The greater of:  (a) 0.375% of the
                                                                   first $500 million and 0.30% on amounts
                                                                   in excess of $500 million; or (b)
                                                                   $20,000 per year

Mid Cap Growth Portfolio               T. Rowe Price               0.60% on the first $20 million
                                                                   0.50% on the next $30 million
                                                                   0.50% on all if assets exceed $50 million

Balanced Portfolio                     Alger Management            0.35%

Bond Portfolio                         Western Asset               0.20%

------------
(1) The fee is based on the aggregate assets of all accounts that the subadviser manages for MSIM and its affiliates.

As stated in the Prospectus, MSIM has entered into investment subadvisory agreements with each of the subadvisers for a designated Portfolio or Portfolios for providing investment subadvisory services under the applicable agreement. All of the investment subadvisory agreements were approved by a majority of the Fund's Board, including a majority of its "non-interested" trustees, on November 3, 2000 (except as noted below), and became effective, with initial terms of two years, with respect to each Portfolio as of January 29, 2001, the first business day following the reorganization and redomestication of Market Street Fund, Inc. (a Maryland corporation), into Market Street Fund (a Delaware business trust), which reorganization and redomestication took place as of the close of business on January 26, 2001. Each agreement shall continue from year to year as long as the continuance is approved at least annually by a majority of the Fund's "non-interested" trustees and by (1) a 1940 Act Vote of the Portfolio's shareholders or (2) a majority of the Fund's Board. An investment subadvisory agreement may be terminated with respect to a Portfolio without penalty on 60-days' prior written notice by the Fund's Board, or by MSIM, or the subadviser, as the case may be, and terminates automatically in the event of its assignment.

After the Fund's reorganization and redomestication, replacement investment subadvisory agreements with Lee Munder Investments, with respect to the All Pro Small Cap Growth Portfolio, Sterling, with respect to the All Pro Small Cap Value Portfolio, and SSgA, with respect to the Equity 500 Index Portfolio, were approved by a majority of the Fund's Board, including a majority of its "non-interested" Trustees, on March 2, 2001, and became effective with respect to the All Pro Small Cap Growth Portfolio and the All Pro Small Cap Value Portfolio as of March 2, 2001, and effective with respect to the Equity 500 Index Portfolio as of May 1, 2001. Each agreement shall continue from year to year as long as the continuance is approved at least annually by a majority of the Fund's "non-interested" trustees and by (1) a 1940 Act Vote of the Portfolio's shareholders or (2) a majority of the Fund's Board. Each investment subadvisory agreement may be terminated with respect to a Portfolio without penalty on 60-days' prior written notice by the Fund's Board, or by MSIM, or the subadviser, as the case may be, and terminates automatically in the event of its assignment.

As shown in the table above, MSIM has entered into investment subadvisory agreements with the following subadvisors:

    - Alliance Capital on behalf of the All Large Cap Growth and the All Pro Broad Equity Portfolio (formerly, the Growth Portfolio). For the year ended December 31, 2001,

         MSIM paid Alliance Capital $101,223.00 for services in connection with the All Pro Large Cap Growth Portfolio. Under a similar subadvisory agreement in effect prior to the Fund's conversion to a Delaware business trust (the "Reorganization"), for the period from December 6, 2000 through December 31, 2000, MSIM paid Alliance Capital $804.00 for services in connection with the All Pro Large Cap Growth Portfolio. For the period from January 1, 2000 through December 5, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $75,177.95 and $42,423.50, respectively, for services in connection with the All Pro Large Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Alliance Capital $366,351.00 for services in connection with the All Pro Broad Equity Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Geewax on behalf of the All Pro Large Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Geewax $58,946.43 for services in connection with the All Pro Large Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, MSIM paid Geewax $68,170.89 and $36,527.53, respectively, for services in connection with the All Pro Large Cap Growth Portfolio.

    - Mellon Equity on behalf of the All Pro Large Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Mellon Equity $32,402.09 for services in connection with the All Pro Large Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, MSIM paid Mellon Equity $20,884.54 and $20,164.40, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the period from commencement of operations through February 28, 1999, the All Pro Large Cap Value Portfolio had three subadvisers. For the period from January 1, 1999 through February 28, 1999 MSIM paid a former subadviser $880.17 for services in connection with the All Pro Large Cap Value Portfolio.

    - Bernstein on behalf of the All Pro Broad Equity Portfolio and the All Pro Large Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Bernstein $262,839.79 for services in connection with the All Pro Broad Equity Portfolio. For the year ended December 31, 2001, MSIM paid Bernstein $52,864.02 for services in connection with the All Pro Large Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the period from April 1, 2000 through December 31, 2000, MSIM paid Bernstein $31,422.78 for services in connection with the All Pro Large Cap Value Portfolio. For the period from commencement of operations through November 21, 2000, the All Pro Large Cap Value Portfolio had three subadvisers. For the period from January 1, 2000 through November 21, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $17,811.17 and $24,223.22, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the period from January 1, 2000 through March 31, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $3,567.06 and $13,299.24, respectively, for services in connection with the All Pro Large Cap Value Portfolio. The

         All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Husic on behalf of the All Pro Broad Equity Portfolio and the All Pro Small Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Husic $73,012.84 for services in connection with the All Pro Broad Equity Portfolio and $157,761.87 for services in connection with the All Pro Small Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, MSIM paid Husic $206,776.30 and $59,544.14, respectively, for services in connection with the All Pro Small Cap Growth Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Lee Munder Investments on behalf of the All Pro Small Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Lee Munder Investments $140,783.02 for services in connection with the All Pro Small Cap Growth Portfolio. Under an interim subadvisory agreement, for the period from August 24, 2000 through December 31, 2000, MSIM paid Lee Munder Investments $40,884.19 for services in connection with the All Pro Small Cap Growth Portfolio. For the period January 1, 2000 through August 23, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $95,093.36 and $36,699.45, respectively, for services in connection with the All Pro Small Cap Growth Portfolio.

    - Reams on behalf of the All Pro Broad Equity Portfolio and the All Pro Small Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Reams $82,552.65 for services in connection with the All Pro Broad Equity Portfolio and $85,948.79 for services in connection with the All Pro Small Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the year ended December 31, 2000, and for the period December 21, 1999 through December 31, 1999, MSIM paid Reams $40,526.91 and $627.58, respectively, for services in connection with the All Pro Small Cap Value Portfolio. For the period from January 1, 1999 through December 20, 1999, MSIM paid a former subadviser $18,816.02 for services in connection with the All Pro Small Cap Value Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Reorganization.

    - Sterling on behalf of the All Pro Small Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Sterling $108,922.65 for services in connection with the All Pro Small Cap Value Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the period February 11, 2000 through December 31, 2000, MSIM paid Sterling $49,881.40 for services in connection with the All Pro Small Cap Value Portfolio. For the period January 1, 2000 through February 11, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $9,498.55 and $40,852.71, respectively, for services in connection with the All Pro Small Cap Value Portfolio.

    - SSgA on behalf of the Equity 500 Index Portfolio. For the year ended December 31, 2001, MSIM paid SSgA $76,805.15 for services in connection with the Equity 500 Index Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the period from February 7, 2000 through December 31, 2000, MSIM paid SSgA $58,900.14 for services in connection with the Equity 500 Index Portfolio.

    - TBC on behalf of the International Portfolio. For the year ended December 31, 2001, MSIM paid TBC $270,143.74 for services in connection with the International Portfolio. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, MSIM paid TBC $312,435 and $284,162, respectively, for services in connection with the International Portfolio.

    - T. Rowe Price on behalf of the Mid Cap Growth Portfolio (formerly, the Aggressive Growth Portfolio). For the year ended December 31, 2001, MSIM paid T. Rowe Price $426,313.59 for services in connection with the Mid Cap Growth Portfolio. The Mid Cap Growth Portfolio did not have an investment subadviser prior to the Reorganization.

    - Alger Management on behalf of the Balanced Portfolio (formerly, the Managed Portfolio). For the year ended December 31, 2001, MSIM paid Alger Management $220,325.62 for services in connection with the Balanced Portfolio. The Balanced Portfolio did not have an investment subadviser prior to the Reorganization.

    - Western Asset on behalf of the Bond Portfolio. For the year ended December 31, 2001, MSIM paid Western Asset $85,268.98 for services in connection with the Bond Portfolio. The Bond Portfolio did not have an investment subadviser prior to the Reorganization.

As stated above, MSIM has retained Wilshire as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for the All Pro Portfolios and the Mid Cap Growth and Bond Portfolios. For the year ended December 31, 2001, MSIM paid Wilshire $239,163.38 for services in connection with these Portfolios. Under a similar subadvisory agreement prior to the Reorganization, for the years ended December 31, 2000 and 1999, MSIM paid Wilshire $22,999.46 and $11,528.21, respectively, for services in connection with the All Pro Large Cap Growth Portfolio. For the years ended December 31, 2000 and 1999, MSIM paid Wilshire $12,286.87 and $10,092.61, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the years ended December 31, 2000 and 1999, MSIM paid Wilshire $34,822.67 and $9,924.36, respectively, for services in connection with the All Pro Small Cap Growth Portfolio. For the years ended December 31, 2000 and 1999, MSIM paid Wilshire $7,705.01 and $4,703.32, respectively, for services in connection with the All Pro Small Cap Value Portfolio. Prior to the Reorganization, Wilshire did not consult in connection with any of the other Portfolios.

EXPENSES

Generally, the Portfolios directly assume their expenses and a pro-rata portion of the expenses borne by the Fund, including the fees payable to MSIM, which are accrued daily. Expenses that the Portfolios bear directly include redemption expenses, expenses of portfolio transactions that do not reduce the cost basis of a security, shareholding servicing costs, expenses of registering the Fund's shares under federal and state securities laws, interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Fund expenses that are allocated to a Portfolio on the basis of size of the respective Portfolios include trustees' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, Securities and Exchange Commission fees, accounting costs, pricing costs (including the daily calculation of net asset value), and other expenses that the Board determines to be properly payable by the Fund and allocable either on the basis of size of the respective Portfolios or to a particular Portfolio or Portfolios. Depending upon the nature of a proxy statement or a lawsuit or certain other expenses, these costs may be directly applicable to one or more of the Portfolios or allocated on the basis of the size of the respective Portfolios.

For the period ended December 31, 2001, each Portfolio bore total expenses, computed as a percentage of the average daily net assets of that Portfolio, as follows:

All Pro Broad Equity Portfolio                                     0.87%
All Pro Large Cap Growth Portfolio                                 0.90%
All Pro Large Cap Value Portfolio                                  0.90%
All Pro Small Cap Growth Portfolio                                 1.10%
All Pro Small Cap Value Portfolio                                  1.10%
Equity 500 Index                                                   0.28%
International Portfolio                                            1.08%
Mid Cap Growth Portfolio                                           0.92%
Balanced Portfolio                                                 0.82%
Bond Portfolio                                                     0.67%
Money Market Portfolio                                             0.50%

EXPENSE LIMITS. Provident Mutual has voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses, excluding the expenses of advisory fees and any extraordinary costs and expenses, such as attorneys' fees, court judgments, decrees or awards, or any other litigation costs in legal actions involving the Fund generally or one or more Portfolios specifically, or costs relating to indemnification of trustees, officers or employees of the Fund where these costs are not covered by trustee and officer liability insurance, if those ordinary operating expenses for the Portfolio are in excess of the above-specified percentages of the Portfolio's average daily net assets.

During 2001, Provident Mutual reimbursed the Fund $269,760, $56,487, $46,253, $72,405, $46,491, $821,915, $85,650, $630, $9,739, $37,905 in expenses for the
All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, Mid Cap Growth, Balanced, Bond and Money Market Portfolios, respectively. During 2000, Provident Mutual reimbursed the Fund $416,023 in expenses for the Equity 500 Index Portfolio. During 1999, Provident Mutual reimbursed the Fund $564 in expenses for the Small Cap Value Portfolio.

ADMINISTRATOR

As of January 29, 2001, pursuant to an administration agreement between the Fund and Provident Mutual, Provident Mutual serves as the Fund's administrator. As the administrator, Provident Mutual is responsible for providing services related to the general business administration of the Fund and the Portfolios, as well as providing general oversight and supervision of the Fund's other service providers, excluding investment advisory services, but including fund accounting, legal and audit, custody and transfer and dividend disbursing agency services that are provided to the Fund. Provident Mutual is generally responsible for oversight and supervision of each of the Fund's service providers except for MSIM and the subadvisers (for which MSIM generally oversees and supervises). Provident Mutual has the authority under the administration agreement to subcontract the services provided for under the administration agreement.

Specific services provided by Provident Mutual to the Fund pursuant to the administration agreement include: (a) providing oversight of the activities of the Fund's counsel and accountants; (b) providing oversight of the accounting and administrative activities of the administrative service provider included in the Accounting and Administrative Services Agreement; (c) coordinating contractual relationships and communications between the Fund and its service providers; (d) monitoring state and federal laws as these laws may apply to the Fund or the Portfolios; (e) providing general business administration services to the Fund (including reviewing bills and authorizing payment); (f) providing clerical, secretarial, and bookkeeping services, office supplies, office space, and related services (including telephone and other utility services); (g) providing administrative support to the Fund's employees who are providing legal and other services to the Fund; (h) providing comptroller services; (i) scheduling and planning agendas for, preparing or assisting in the preparation of Board materials, and conducting meetings of the Fund's Board and the Fund's shareholders; and (j) preparing and distributing, or assisting in the preparation and distribution of all required reports, proxy materials, and other communications with the Fund's shareholders. For providing these services, the Fund is obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of the each Portfolio's average daily net assets. For the period from

January 29, 2001 to December 31, 2001, the Fund paid Provident Mutual $1,030,789 for services as the Fund's administrator.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES

BISYS Fund Services Ohio, Inc. ("BISYS") provides fund accounting and certain administrative services to the Fund pursuant to a services agreement, effective as of April 1, 2002, between BISYS and the Fund. These services include maintaining the Portfolios' books and records, preparing certain governmental filings, statements, returns, and stockholder reports, and computing net asset value and daily dividends. For these services, the Fund is obligated to pay BISYS a fee at the annual rate of 0.034% of each Portfolio's net assets, computed daily and paid monthly.

Under a previous fund accounting and administrative services agreement between the Fund and PFPC Inc. ("PFPC") (effective through March 31, 2002), PFPC provided fund accounting and certain administrative services to the Fund. For the past three fiscal years, the Portfolios paid the following accounting and administrative fees to PFPC pursuant to the previous fund accounting and administrative services agreement:

PORTFOLIO                              2001         2000          1999
---------                              ----         ----          ----
All Pro Broad Equity Portfolio       $195,501     $247,675     $236,297
All Pro Large Cap Growth Portfolio   $ 35,620     $ 40,997     $ 19,074
All Pro Large Cap Value Portfolio    $ 29,421     $ 22,267     $ 15,686
All Pro Small Cap Growth Portfolio   $ 47,729     $ 61,990     $ 15,662
All Pro Small Cap Value Portfolio    $ 28,238     $ 13,730     $  7,219
Equity 500 Index Portfolio(1)        $298,589     $307,292     $      0
International Portfolio              $ 64,104     $ 73,490     $ 74,538
Mid Cap Growth Portfolio             $ 82,834     $ 71,585     $ 41,725
Balanced Portfolio                   $ 60,611     $ 61,767     $ 54,798
Bond Portfolio                       $ 40,812     $ 32,736     $ 27,385
Money Market Portfolio               $117,051     $ 94,663     $ 79,064

--------
1 Fund commenced operations on February 7, 2000.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The investment advisory and subadvisory agreements authorize MSIM or the subadvisers, respectively, other than Wilshire, to place all portfolio orders on behalf of each Portfolio and to seek, in all cases, to obtain the most favorable execution and price. MSIM or the subadvisers may place orders with brokers that are affiliated persons of the Fund, as that term is defined in Section 2(a) of the 1940 Act, pursuant to policies adopted under Rule 17e-1. The Fund's policies are in conformity with the applicable rules under the 1940 Act to ensure all brokerage commissions paid to affiliated persons are reasonable and fair. However, in no event will persons affiliated with the Fund deal with the Fund as principal in the purchase and sale of the Fund's portfolio securities except in conformity with the 1940 Act and the Investment Advisers Act of 1940 and related rules.

Equity securities are customarily traded on the stock exchange, but may also be traded over-the-counter. Bonds and debentures are customarily traded over-the-counter but may be traded on the bond exchange. Money market instruments are traded primarily in the over-the-counter market. Purchases and sales on the stock exchanges are affected by brokers and normally involve the payment of brokerage commissions. Over-the-counter securities are purchased directly from the issuer or dealers who are usually acting as principals for their own accounts. These securities are generally traded on a net basis and do not involve either brokerage commissions or transfer taxes. Consequently, the cost of executing such transactions consists primarily of mark-ups on the value of the securities or dealer spreads and underwriting commissions.

MSIM or the subadvisers will determine the brokers to be used for purchases and sales of each Portfolio's securities. There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser, MSIM, but it is generally not the policy of the Fund or any Portfolio, except the All Pro Portfolios, to pay higher brokerage commissions to a firm solely because it has provided such services. The subadvisers to the All Pro Portfolios are authorized to consider, in the selection of brokers and dealers to execute portfolio transactions, not only the available prices and rates of brokerage commissions but also other relevant factors which may include, without limitation, the execution capabilities of such brokers and dealers, research, custody and other services provided by such brokers and dealers that the subadviser believes will enhance its general portfolio management capabilities, the size of the transaction, the difficulty of execution, the operational facilities of such brokers and dealers, the risk to such a broker or dealer of positioning a block of securities, and the overall quality of brokerage and research services provided by such brokers and dealers. In connection with the foregoing, a subadviser to an All Pro Portfolio is specifically authorized to pay those brokers and dealers who provide brokerage and research services to the Portfolio, a higher commission than that charged by other brokers and dealers if the subadviser determines in good faith that the amount of such commission is reasonable in relation to the value of such services in terms of either the particular transaction or in terms of the subadviser's overall responsibilities with respect to the relevant Portfolio segment and to any other client accounts or portfolios that the subadviser advises. The execution of such transactions shall not be considered to represent an unlawful breach of any duty created by a subadvisory agreement or otherwise. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of MSIM and this has been considered in setting the advisory fees paid by the Fund.

During the period from January 1, 2001 to December 31, 2001, the Fund paid aggregate brokerage fees of $1,397,310.54, of which $481,708.53 was paid by All Pro Broad Equity Portfolio, $70,969.60 was paid by All Pro Large Cap Growth Portfolio, $51,298.30 was paid by All Pro Large Cap Value Portfolio, $249,450.58 was paid by All Pro Small Cap Growth Portfolio, $90,346.02 was paid by All Pro Small Cap Value Portfolio, $120,018.66 was paid by International Portfolio, $222,218.44 was paid by Mid Cap Growth Portfolio, and $96,020.02 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

During the period from January 1, 2000 to December 31, 2000, the Fund paid aggregate brokerage fees of $1,040,041, of which $351,312 was paid by All Pro Broad Equity Portfolio, $76,657 was paid by All Pro Large Cap Growth Portfolio, $75,624 was paid by All Pro Large Cap Value Portfolio, $119,608 was paid by All Pro Small Cap Growth Portfolio, $81,803 was paid by All Pro Small Cap Value Portfolio, $159,863 was paid by International Portfolio, $117,108 was paid by Mid Cap Growth Portfolio, and $58,066 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

During the period from January 1, 1999 to December 31, 1999, the Fund paid aggregate brokerage fees of $509,685, of which $370,690 was paid by All Pro Broad Equity Portfolio, $33,225 was paid by All Pro Large Cap Growth Portfolio, $35,256 was paid by All Pro Large Cap Value Portfolio, $29,265 was paid by All Pro Small Cap Growth Portfolio, $43,457 was paid by All Pro Small Cap Value Portfolio, $151,919 was paid by International Portfolio, $61,346 was paid by Mid Cap Growth Portfolio, and $55,610 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

For the past three fiscal years, the Portfolios paid the following brokerage commissions to brokers that are affiliated persons of the Portfolio, the Fund, or an Adviser or affiliated persons of such persons:

                                                                      Aggregate Amount of Brokerage Commissions
                                                                              Paid for the Years Ended
                                                                      -----------------------------------------
             Portfolio                          Broker                  2001               2000       1999
             ---------                          ------                  ----               ----       ----
All Pro Broad Equity Portfolio       Sanford C. Bernstein & Co.,    $355,206.10      $        0         $0
                                     LLC
All Pro Large Cap Value              Sanford C. Bernstein & Co.,    $21,568.65       $29,367.22         $0
                                     LLC
Balanced Portfolio                   Fred Alger & Co., Inc.         $84,026.02       $        0         $0

                                                                             % of Aggregate Brokerage    % of Aggregate Dollar
                                                                                Commissions Paid           Amount of Brokerage
                                                                                for the Year Ended         Transactions with the
                                                                                   December 31,          Broker for the Year Ended
       Portfolio                                     Broker                          2001                    December 31, 2001
       ---------                                     ------                          ----                    -----------------
All Pro Broad Equity Portfolio            Sanford C. Bernstein & Co., LLC           73.74%                        59.87%
All Pro Large Cap Value Portfolio         Sanford C. Bernstein & Co., LLC           42.05%                        32.12%
Balanced Portfolio                        Fred Alger & Co., Inc.                    87.51%                        89.25%

       Broker                             Basis of Affiliation
       ------                             --------------------
Sanford C. Bernstein & Co., LLC    Broker-Dealer Affiliate of Bernstein
Fred Alger & Co., Inc.             Broker-Dealer of Alger Management

                        DETERMINATION OF NET ASSET VALUE

As stated in the Prospectus, the Fund will offer and sell shares at each Portfolio's per share net asset value. The net asset value of the shares of each Portfolio (except Money Market Portfolio) of the Fund is determined as of the close of regular trading on the New York Stock Exchange on each day when the New York Stock Exchange is open for business for the day prior to the day on which a transaction is to be effected. The Money Market Portfolio's net asset value is determined once daily on each day the New York Stock Exchange and the Federal Reserve Bank both are open for business. Events affecting the values of the International Portfolio's securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Portfolio's calculation of net asset value unless it is deemed that the particular event would materially affect net asset value, in which case an adjustment will be made.

The New York Stock Exchange currently is open each day, Monday through Friday, except the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Federal Reserve Bank is open each day, Monday through Friday, except the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of these days follow on a Saturday or Sunday, respectively.

The Fund's Board has specifically approved the use of a pricing service for debt securities with maturities generally exceeding one year. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when such assets are valued. For days having no exchange sales and for unlisted securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. If no National Market System sales occur on that day, equity securities are valued at the last reported "bid" price, and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported "asked" price. Debt securities with maturities exceeding one year are valued on the basis of valuations furnished by a pricing service when such prices are believed to reflect such securities' fair value.

The value of a foreign security held by the International Portfolio is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open. Consequently, the net asset value calculation for the Portfolio may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by the Portfolio may be significantly affected on days when shares are not available for purchase or redemption.

Any assets that are denominated in a foreign currency are converted into U.S. dollar equivalents at the prevailing market rates as quoted by generally recognized reliable sources.

Money market instruments with a remaining maturity of 60 days or less held by any Portfolio, and all instruments held by Money Market Portfolio (including master demand notes) are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During a period of declining interest rates, the daily yield on shares of Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Use of the amortized-cost valuation method by Money Market Portfolio requires the Portfolio to maintain a dollar-weighted average maturity of 90 days or less and to only purchase obligations having remaining maturities of 397 days (13 months) or less, subject to certain maturity shortening provisions of Rule 2a-7. In addition, the Portfolio can invest only in obligations determined by the Board to present minimal credit risks. When an eligible security (described in the Prospectus) goes into default or has its rating downgraded thereby causing the security no longer to be an eligible security, the Board must promptly reassess whether this security presents a minimal credit risk and whether continuing to hold the security is in the Portfolio's best interest. In addition, as to certain types of investments, the Portfolio may invest only in obligations meeting the quality requirements spelled out in the Prospectus. Furthermore, investments in the securities of any one issuer may not exceed 5% of the Portfolio's total assets at the time of such purchase, nor may investments in "second-tier securities" (eligible securities which are not rated in the highest short term rating category by at least two nationally recognized statistical rating organizations (Rating Agencies) or one Rating Agency if it is the only Rating Agency rating that security or comparable unrated securities), exceed 5% of the Portfolio's total assets nor may investments in any one issuer exceed the greater of 1% of the Portfolio's total assets or $1 million. The Board has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include the review of that Portfolio's investment holdings by the Board, at such intervals as the Board may deem appropriate, to determine whether the net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If this deviation exceeds -1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to new or existing investors, the Board will take such corrective action as the Board regards as necessary and appropriate, including: the sale of Portfolio instruments prior to maturity; the withholding of dividends or payment of distributions from capital or capital gains; or redemptions of shares in kind or the establishment of a net asset value per share based upon available market quotations.

                              REDEMPTION OF SHARES

The Fund is required to redeem all full and fractional shares for cash at the net asset value per share next calculated after the Fund receives the redemption order. The Fund generally makes payment for shares redeemed within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (1) trading on the New York Stock Exchange is restricted or such exchange is closed for other than weekends and holidays; (2) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (3) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                      FEDERAL TAX STATUS OF THE PORTFOLIOS

The following discussion of the federal tax status of the Portfolios is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Each Portfolio is treated as a separate taxpayer for federal income tax purposes. Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company each year. If a Portfolio: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of the Portfolio's investment company taxable income (including, for this purpose, its net ordinary investment income and net realized short-term capital gain) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each Portfolio intends to do), then under the provisions of Subchapter M, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) it distributes to shareholders (or treats as being "deemed distributed" to shareholders). Each Portfolio will be subject to federal income tax at the regular corporate rate for any amounts of investment company taxable income or net capital gain not distributed (or deemed distributed) to the shareholders.

A Portfolio must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gain from the sale or disposition of stock or securities (including gain from related investments in foreign currencies), and other income (including gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Portfolio's total assets may consist of such other securities of any one issuer, and the Portfolio may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Portfolio must not invest more than 25% of the value of the Portfolio's total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Portfolio and that are engaged in the same or similar trades or businesses or related trades or businesses.

In addition, regulated investment companies generally must distribute in a timely manner the sum of (i) 98% of their ordinary income for each calendar year, (ii) 98% of their capital gain net income for the one-year period ending October 31 in that calendar year, and (iii) any income not distributed in prior years, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of regulated investment companies. This 4% federal excise tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts or certain employee benefit plans or trusts (the "Segregated Asset Account Exception"). Generally, each Portfolio will seek to avoid paying this 4% federal excise tax either by qualifying for the Segregated Asset Account Exception or by satisfying the annual distribution requirements.

Each of the Portfolios also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Portfolios. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Portfolio may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Portfolio may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying portfolio) that may be invested in securities of a single issuer. These limitations apply to each Portfolio's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

      - no more than 55% of the value of a Portfolio's total assets may be represented by any one investment

      - no more than 70% of such value may be represented by any two investments

      - no more than 80% of such value may be represented by any three investments

      - no more than 90% of such value may be represented by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gain earned by a Portfolio investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gain. The effective rate of foreign tax cannot be determined at this time since the amount of the Portfolios' assets to be invested within various countries is not now known. The Portfolios each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Portfolio bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

A Portfolio's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gain and losses realized by the Portfolio (that is, may affect whether gain or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer losses of the Portfolio. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a Portfolio, (2) could require such a Portfolio to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each Portfolio seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a Portfolio fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Portfolio fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Portfolio fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio would be taxed on the investment earnings under their contracts and, thereby, lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Portfolios' investment advisers, and each Portfolio intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Portfolio than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Portfolio's investment sub-adviser might otherwise select.

As of December 31, 2001, the following Portfolios have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gain to the extent provided in the Code and regulations thereunder.

                                        TOTAL      EXPIRATION DATES:
         PORTFOLIO                      AMOUNT        DECEMBER 31,
         ---------                      ------     ---------------
All Pro Large Cap Growth Portfolio   $ 8,985,276   $188,133 in 2008;
                                                   $8,797,143 in 2009

All Pro Large Cap Value Portfolio    $ 1,467,149   $1,467,149 in 2008

All Pro Small Cap Growth Portfolio   $17,239,407   2,434,545 in 2008;
                                                   14,804,862 in 2009

Equity 500 Index Portfolio           $ 3,873,898   $3,873,898 in 2009

International Portfolio              $   991,447   $  991,447 in 2009

Balanced Portfolio                   $ 2,174,493   $2,174,493 in 2009

Bond Portfolio                       $ 1,409,283   $1,409,283 in 2008

Money Market Portfolio               $        73   $      57 in 2005;
                                                   $       9 in 2007;
                                                   $        7 in 2009

If a Portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Portfolios would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any Portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gain and losses realized by a Portfolio in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gain and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Portfolio's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Portfolio must derive at least 90% of its annual gross income.

Each Portfolio that invests in certain payment-in-kind investments, zero coupon securities, or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Portfolio elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Portfolio must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Portfolio may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

POLICYHOLDER TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Portfolio generally are not subject to federal income tax on Portfolio earnings or distributions or on gain realized upon the sale or redemption of Portfolio shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to any plan participants, see the summary plan description or contact your plan administrator.

                                 CAPITALIZATION

The Fund was originally incorporated in Maryland on March 21, 1985, and, as of the close of business on January 26, 2001, reorganized and redomesticated as a Delaware business trust. The Fund is authorized to issue an unlimited number of shares, which currently are divided into the following eleven series: the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, International, Equity 500 Index, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. The Fund may establish additional portfolios and may create one or more classes in any existing or new portfolio that has the descriptions, powers, and rights, and the qualifications, limitations as to dividends, and restrictions as the Board may determine at that time. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in the net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

VOTING RIGHTS

As an investment company organized as a Delaware business trust, the Fund is not required to hold annual shareholders' meetings. The Board will call a shareholders' meeting whenever one or more of the following is required to be acted on by shareholders pursuant to the 1940 Act: (1) election of trustees; (2) approval of an investment advisory agreement in cases where the Fund does not have exemptive relief from the Securities and Exchange Commission pursuant to section 15 of the Act; (3) ratification of selection of independent accountants; or (4) approval of an underwriting agreement.

On any matter submitted to a vote of shareholders, each shareholder is entitled to one vote for each dollar (and a fractional vote for each fraction of a dollar) of net asset value standing in such shareholder's name on the books of each series in which such shareholder owns shares entitled to vote. Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all of the trustees of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any trustees.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of trustees or the approval of independent public accountants) are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of an investment advisory agreement) are voted on separately by the shareholders of each Portfolio for their Portfolio. Matters affecting only one Portfolio, (such as a change in its fundamental policies), are voted on separately by that Portfolio.

Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolios; or (2) the matter has not been approved by a 1940 Act majority of the outstanding voting securities of the Fund.

                                 CODE OF ETHICS

The Fund's Board has adopted a code of ethics under Rule 17j-1 of the 1940 Act (the "Code of Ethics"). The Code of Ethics covers the conduct (including the personal securities transactions) of each of the Fund's officer and trustees, as well as of any employees of the Fund, including those employees who participate in the selection of a Portfolio securities or who have access to information regarding the Fund's pending purchases and sales of Portfolio securities (collectively referred to as "Covered Persons"). The Fund's Code of Ethics also was adopted by the board of directors of MSIM, and, accordingly, covers the conduct and personal securities transactions of any officer, director, and employee of MSIM, including MSIM's Covered Persons. 1717 Capital Management Company ("1717"), in 1717's capacity as the principal underwriter and distributor of the shares of interest offered and sold by the Fund, has adopted the Fund's Code of Ethics to cover the conduct and personal securities transactions of officers, directors, and employees of 1717, including 1717's Covered Persons.

In general, the Code of Ethics restricts purchases or sales of securities being purchased or sold or being considered for purchase or sale by the Fund by any Covered Persons (except employees who do not participate in the selection of a Portfolio's securities or have access to information regarding the Fund's pending purchases and sales of Portfolio securities) of the Fund, MSIM, or 1717. Covered Persons are also prohibited from purchasing securities in an initial public offering and are also restricted in their purchases of private offerings of securities. The Code of Ethics also describes certain "blackout periods" during which: (1) no Covered Person, trustee, officer, or employee of the Fund may acquire ownership of a security on a day during which the Fund has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio shall purchase or sell any security within seven days after the Fund trades in such security. Certain specified transactions are exempt from the provisions of the Code of Ethics. Each of the subadvisers has adopted, and the Fund's Board has approved, a substantially similar code of ethics that the subadviser has represented contains provisions reasonably necessary to prevent its "access persons" (as defined in Rule 17j-1 under the 1940 Act) from engaging in the deceptive, manipulative, or fraudulent conduct prohibited by that rule. As required by Rule 17j-1, each subadviser also has certified that the subadviser has adopted procedures reasonably necessary to prevent the subadviser's access persons from violating the subadviser's code.

                             INVESTMENT PERFORMANCE

YIELD FOR THE MONEY MARKET PORTFOLIO

The Fund may, from time to time, publish the yield and effective yield of the Money Market Portfolio in advertisements, sales literature, and shareholder reports. "Current yield" is based upon the income that a hypothetical investment in shares of the Money Market Portfolio would earn over a stated seven-day period. This amount is then "annualized" by assuming that the amount of income generated over that week is generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Portfolio's "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested. For any stated period, the effective yield is slightly higher than the current yield because of the compounding effect of this resumed reinvestment.

The yield for the Money Market Portfolio is computed by: (1) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted; (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares less a hypothetical charge reflecting deductions from shareholder accounts, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compounded effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

The seven-day current yield and effective seven-day yield as of December 31, 2001, for shares of the Money Market Portfolio were 1.44% and 1.45%, respectively.

30-DAY YIELD

The Fund may, from time to time, publish a Portfolio's 30-day yield in advertisements, sales literature, and shareholder reports. The 30-day yield figures are calculated for a Portfolio according to a formula prescribed by the Securities and Exchange Commission. A Portfolio's yield is computed by dividing the net investment income per share earned during the specific one-month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                        [a-b       6    ]
              Yield = 2 [(---) + 1)  - 1]
                        [cd             ]
Where:
              a = dividends and interest earned during the period;

              b = expenses accrued for the period (net of reimbursements);

              c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

              d = the offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

In periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of raising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In periods of raising interest rates, the opposite result can be expected to occur.

Yield information is useful in reviewing the performance of a Portfolio, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Portfolio with bank deposits, savings accounts, and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is a function of the kind and quality of the instruments in the Portfolio's portfolio, portfolio maturity, operating expenses, and market conditions. Yield information may be of limited use for comparative purposes because yield does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

The 30-day yield for the period ended December 31, 2001, for shares of the Bond Portfolio was 4.6275%.

AVERAGE ANNUAL TOTAL RETURN

From time to time, the Fund may advertise a Portfolio's "average annual total return." A Portfolio's average annual total return quotation is computed in accordance with a method prescribed by Securities and Exchange Commission rules. The average annual total return for a Portfolio for a specified period is determined by assuming a hypothetical $10,000 investment in the Portfolio's shares on the first day of the period at the then-effective net asset value per share ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the nth root ("n" representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period.

The average annual total return can be expressed by the following formula:
                  n
          P(1 + T)   =   ERV

Where:

      P = a hypothetical initial payment of $1,000;

      T = average annual total return;

      n = number of years; and

      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion).

The ERV assumes complete redemption of the hypothetical investment at the end of the 1-, 5-, or 10-year period.

                                                    AVERAGE ANNUAL TOTAL RETURN FOR PERIODS
                                                             ENDING DECEMBER 31, 2001
                                                             ------------------------
                                                                          SINCE
                                     ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION      INCEPTION DATE
                                     --------   ----------   ---------   ---------      --------------
All Pro Broad Equity Portfolio        -12.84%      6.82%       9.87%       11.24%     December 12, 1985

All Pro Large Cap Growth Portfolio    -21.70%       N.A.        N.A.       -1.76%           May 4, 1998

All Pro Large Cap Value Portfolio      -0.74%       N.A.        N.A.        0.40%           May 4, 1998

All Pro Small Cap Growth Portfolio    -15.92%       N.A.        N.A.        6.24%           May 4, 1998

All Pro Small Cap Value Portfolio      12.80%       N.A.        N.A.        0.93%           May 4, 1998

Equity 500 Index Portfolio            -12.24%       N.A.        N.A.       -9.79%      February 7, 2000

                                                    AVERAGE ANNUAL TOTAL RETURN FOR PERIODS
                                                             ENDING DECEMBER 31, 2001
                                                             ------------------------
                                                                          SINCE
                                     ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION      INCEPTION DATE
                                     --------   ----------   ---------   ---------      --------------

International Portfolio               -12.20%      5.94%       7.91%        7.47%      November 1, 1991

Mid Cap Growth Portfolio               -3.36%     15.19%      11.63%       14.20%           May 1, 1989

Balanced Portfolio                     -7.02%      6.81%       9.03%        8.46%     December 12, 1985

Bond Portfolio                          7.40%      6.16%       6.30%        7.26%     December 12, 1985

Money Market Portfolio                  3.64%      4.89%       5.06%        5.49%     December 12, 1985

AGGREGATE TOTAL RETURN

The Fund may also publish "aggregate total return" figures in advertisements, sales literature, and shareholder reports. A Portfolio's aggregate total return for a specific period is calculated by first taking an investment (assumed to be $10,000) in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The aggregate total return percentage is then determined by subtracting the initial investment from the ending value and dividing the difference by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Aggregate total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Aggregate total return represents the cumulative change in the value of an investment for the specified period and is computed by the following formula:

              Aggregate Total Return = ERV - P
                                       -------
                                          P

Where:

      P =   a hypothetical initial payment of $1,000; and
      ERV = Ending Redeemable Value of a hypothetical
            $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion), assuming reinvestment of all dividends and distributions.

Yield and total return figures are based on historical performance and are not intended to indicate future performance. The rate of return for a Portfolio is not the rate of return of a corresponding subaccount of a separate account of Provident Mutual or PLACA. Average annual total returns, total returns, and yields of such subaccounts reflect the deduction of variable contract charges, including a mortality and expense risk charge, and, when calculated for corresponding periods, are lower. Variable contract holders should consult the prospectus for their contract for subaccount performance figures.

COMPARATIVE PERFORMANCE

In addition to the comparative performance information included in the Prospectus and otherwise quoted in sales and advertising materials, the Fund may compare a Portfolio's performance with: (a) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds; (b) various unmanaged or market-value weighted indices, including the Wilshire 5000 Index, Wilshire Large Growth Index, Wilshire Large Value Index, Wilshire Small Growth Index, Wilshire Small Value Index, S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, Far East Index, Russell 2000 Index, S&P MidCap 400 Index, Lehman Aggregate Bond Index, Salomon Smith Barney 3-Month Treasury Bill Index, and the Dow Jones Industrial Average; or (c) other appropriate indices of investment securities or with data developed by MSIM derived from those indices.

Each Portfolio may also publish the Portfolio's distribution rate and/or the Portfolio's effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about a Portfolio include the average portfolio quality, the average portfolio maturity, and the average portfolio duration.

                                 OTHER SERVICES

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to a services agreement with the Fund, BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's transfer agent and dividend disbursing agent.

CUSTODIAN

Fifth Third Bank, located at 511 Walnut Street, Cincinnati, Ohio 45263, maintains custody of the Fund's assets. Fifth Third Bank is responsible for holding all securities and cash of each Portfolio, receiving and paying for securities purchased, delivering securities sold against payment, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. Fifth Third Bank does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities of the Portfolios purchased domestically are maintained in the custody of Fifth Third Bank and may be entered into the Federal Reserve, Depository Trust Company, or Participant's Trust Company book entry systems. Portfolio securities purchased outside the United States are maintained in the custody of various foreign branches of Fifth Third Bank and such other custodians or subcustodians, including foreign banks and foreign securities depositories, as are approved by the board of trustees of the Fund, in accordance with regulations under the 1940 Act.

The Board reviews, at least annually, whether it is in the best interest of the Portfolio and its shareholders to maintain Portfolio assets in each custodial institution. However, with respect to foreign subcustodians, there can be no assurance that the Portfolio and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to the Portfolio's foreign subcustodian arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad may be greater than those associated with investing in the U.S.

INDEPENDENT ACCOUNTANTS

The firm of PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, Philadelphia, Pennsylvania 19103, has been selected to serve as the Fund's independent accountants.

The audited financial statements for the calendar year ended December 31, 2001, attached to this SAI, for the All Pro Portfolios and Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, and the financial highlights included in the Prospectuses, were audited by PricewaterhouseCoopers LLP, independent accountants, and are included in reliance upon the report of this firm given on their authority as experts in accounting and auditing.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters pertaining to federal securities laws applicable to the Fund.

UNDERWRITERS

1717 serves, without compensation from the Fund, as the Fund's principal underwriter, pursuant to an agreement with the Fund. Under the terms of the agreement, 1717 is not obligated to sell any specific number of shares. 1717 has authority, pursuant to the agreement, to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.

ADDITIONAL INFORMATION

This Statement of Additional Information and the Prospectuses do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.

   APPENDIX TO THE STATEMENT OF ADDITIONAL INFORMATION FOR MARKET STREET FUND,
                                DATED MAY 1, 2002

                   DESCRIPTION OF MONEY MARKET INSTRUMENTS AND
                        COMMERCIAL PAPER AND BOND RATINGS

U.S. GOVERNMENT SECURITIES: These are obligations issued by or guaranteed as to interest and principal by the government of the United States or any agency or instrumentality thereof. They may include instruments that are supported by the full faith and credit of the United States, such as Treasury Bills, Notes and Bonds; instruments that are supported by the right of the issuer to borrow from the Treasury, such as Home Loan Bank securities; and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

BANK OBLIGATIONS: These are obligations (including certificates of deposit, time deposits, and bankers' acceptances) of: (1) domestic banks (including savings banks) and foreign branches of domestic banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") and have total assets of at least $1 billion; (2) domestic banks and foreign branches thereof and savings and loan associations that have less than $1 billion of total assets where the principal amount of the obligation is insured in full by the FDIC. No more than 10% of the Portfolio's assets may be invested in obligations of institutions in category (2).

Certificates of Deposit generally are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90, or 180 day intervals ("coupon dates") based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Typically, dealers selling variable rate certificates of deposit agree to repurchase such instruments, at the purchaser's option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers. Such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. Variable rate certificates of deposit may be sold in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate at the time of issue than comparable fixed rate certificates of deposit.

Bankers' Acceptances are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

REPURCHASE AGREEMENTS: Repurchase agreements with (1) banks or (2) government securities dealers recognized as primary dealers by the Federal Reserve System, provided that:

         (a) at the time the repurchase agreement is entered into, and throughout the duration of the repurchase agreement, the collateral has a market value at least equal to the value of the repurchase agreement;

         (b) the collateral consists of government securities or instruments rated in the highest rating category by at least two nationally recognized statistical rating organizations; and

         (c) the maturity of the repurchase agreement does not exceed 30 days.

COMMERCIAL PAPER: Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.

OTHER CORPORATE DEBT OBLIGATIONS: Money Market corporate debt obligations are outstanding nonconvertible corporate debt obligations that were not issued as short-term obligations but have remaining maturities of 397 days or less and that, at the date of investment, are rated "AA" or better by S&P or "Aa" or better by Moody's.

           The Money Market Portfolio will only invest in instruments denominated in U.S. dollars that Market Street Investment Management Company ("MSIM"), under the supervision of the Market Street Fund's Board of Trustees, determines present minimal credit risks and are, at the time of acquisition, either:

         (1) rated in the two highest rating categories by at least two Rating Agencies, or by only one Rating Agency if only one Rating Agency has issued a rating with respect to the instrument; or

         (2) in the case of an unrated instrument, determined by MSIM under the supervision of the Board to be of comparable quality to the above; or

         (3) issued by an issuer that has received a rating of the type described in (1) above on other securities that are comparable in priority and security to the instrument.

All of the Money Market Portfolio's money market instruments mature in 397 days (13 months) or less. The average maturity of the Portfolio's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Portfolio will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). Commercial paper merits a "Prime" rating upon Moody's evaluation of many factors, including: (1) the issuer's management; (2) the issuer's industry or industries and the speculative-type risks that may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings for a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the issuer's management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper attains a "Prime-1," "Prime-2," or "Prime-3" rating from Moody's.

           "Prime-1" indicates a superior ability for repayment of senior short-term debt obligations. Issuer repayment ability is based in part on: (1) leading market positions in well-established industries; (2) a high of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternative liquidity.

           "Prime-2" indicates a strong ability for repayment of short-term debt obligations. Issuer repayment ability is normally evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be subject to more variation than "Prime-1." Capitalization characteristics, while still appropriate, may be affected more by external conditions than "Prime-1." Ample alternative liquidity is maintained.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P rates commercial paper based on the likelihood of the repayment of debt. S&P uses the following characteristics to rate commercial paper: (1) liquidity ratios adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) the issuer's industry is well-established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1," "A-2," or "A-3."

           "A-1" indicates that the degree of safety regarding timely payment is very strong. "A-1" issues determined to possess overwhelming safety characteristics are designated with a plus (+) sign.

           "A-2" indicates the capacity for timely payment on issues is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

FITCH INVESTORS SERVICE INC. ("FITCH"). Fitch's commercial paper ratings reflect Fitch's current appraisal of degree of assurance of timely payment of debt. Fitch rates commercial paper as "F-1," "F-2," or "F-3." An "F-1" rating indicates the best capacity for timely payment of financial commitments. An "F-2" rating reflects a satisfactory capacity for timely payment of financial commitments, however the margin of safety is less than commercial paper rated "F-1." Fitch may modify "F-1" ratings with a plus (+) or minus (-) sign to denote relative status within the rating category.

CORPORATE BOND RATINGS

MOODY'S. Moody's assigns an "Aaa" rating only to the best quality bonds. These bonds, commonly known as "gilt edged," carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such issues.

           Bonds rated "Aa" are high quality by all standards. Together with the "Aaa" group, "Aa" bonds comprise what are generally known as high-grade bonds. They are rated lower than "Aaa" bonds because of their smaller margins of protection or the fluctuation of protective elements may be of greater amplitude or there may be other elements present making long-term risks appear somewhat larger than in "Aaa" securities.

           Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. "Baa" bonds lack outstanding investment characteristics and have speculative characteristics.

           Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured as higher rated bonds. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes "Ba" bonds.

           Bonds rated "B" generally lack desirable investment characteristics. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Bonds rated "Caa" are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

           Bonds rated "Ca" represent obligations which are highly speculative. These issues are often in default or have other marked shortcomings.

           Bonds rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           Moody's modifies corporate bond ratings numerically with a "1," "2," or "3" in each generic classification from Aa through Caa. The modifier "1" indicates that the bond ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

S&P. S&P assigns an "AAA" rating to bonds with an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a very strong capacity to pay interest and repay principal, qualify as high-quality debt obligations, and differ from "AAA" issues in most instances only in small degree. Bonds rated "A" also have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher categories.

           Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

           Bonds rated "BB", "B", "CCC", "CC", and "C", are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

           Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

           Bonds rated "CCC" are currently vulnerable to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

           Bonds rated "C" are currently highly vulnerable to nonpayment. They may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments continue.

           Bonds are rated "D" when the issue has failed to pay one or more of its financial obligations (rated or unrated) when it came due. The "D" rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.

           S&P modifies ratings with a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings from "AA" to "CCC" may be modified with a plus (+) or minus (-) sign.

                          AUDITED FINANCIAL STATEMENTS

                                                                          PAGE
Report of Independent Accountants........................................  F-2

Statement of Net Assets as of December 31, 2001..........................  F-3

Statement of Operations for the Year Ended December 31, 2001.............   F-70

Statements of Changes in Net Assets for the Year Ended December 31, 2001.   F-72

Notes to Financial Statements, December 31, 2001.........................   F-74

--------------------------------------------------------------------------------
Market Street Fund

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Market Street Fund:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Market Street Fund, comprised of All Pro Broad Equity Portfolio (formerly, Growth Portfolio), All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio), Balanced Portfolio (formerly, Managed Portfolio), Bond Portfolio and Money Market Portfolio (collectively referred to as the "Fund") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

2001 Market Street
Philadelphia, Pennsylvania
February 7, 2002

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
Aerospace & Defense -- 0.6%
  *DRS Technologies, Inc. ..................................        1,926    $     68,662
  Goodrich (B.F.) Co. ......................................       20,000         532,400
  *Titan Corp. .............................................       17,600         439,120
  United Industrial Corp. ..................................        6,700         112,225
                                                                             ------------
                                                                                1,152,407
                                                                             ------------
Apparel -- 0.8%
  *Jones Apparel Group, Inc. ...............................       14,900         494,233
  Liz Claiborne, Inc. ......................................        2,700         134,325
  *Tommy Hilfiger Corp. ....................................       23,200         319,000
  VF Corp. .................................................       16,600         647,566
                                                                             ------------
                                                                                1,595,124
                                                                             ------------
Appliances -- 0.2%
  Black & Decker Corp. .....................................       12,300         464,079
                                                                             ------------
Automobiles -- 0.0%
  Ford Motor Co. ...........................................        5,100          80,172
                                                                             ------------
Automotive & Equipment -- 3.3%
  ArvinMeritor, Inc. .......................................       22,300         437,972
  Autoliv, Inc. ............................................       15,600         316,836
  Borg-Warner Automotive, Inc. .............................        7,800         407,550
  *Copart, Inc. ............................................       11,200         407,344
  Dana Corp. ...............................................       31,700         439,996
  Genuine Parts Co. ........................................       23,700         869,790
  Goodyear Tire & Rubber Co. ...............................       20,900         497,629
  Harley-Davidson, Inc. ....................................       45,200       2,454,812
  *Lear Corp. ..............................................       10,900         415,726
  *United Auto Group, Inc. .................................       21,927         565,936
                                                                             ------------
                                                                                6,813,591
                                                                             ------------
Banks -- 8.3%
  AmSouth Bancorp ..........................................       37,200         703,080
  Bank of America Corp. ....................................       35,800       2,253,610
  Bank One Corp. ...........................................       50,300       1,964,215
  Colonial BancGroup, Inc. .................................       16,300         229,667
  Comerica, Inc. ...........................................        9,800         561,540
  Commercial Federal Corp. .................................       11,500         270,250
  Golden West Financial Corp. ..............................       10,100         594,385
  J.P. Morgan Chase & Co. ..................................       63,300       2,300,955
  KeyCorp...................................................       23,000         559,820
  *Local Financial Corp. ...................................       22,700         317,573
  National City Corp........................................       29,000         847,960
  Regions Financial Corp. ..................................       19,000         568,860
  Seacoast Financial Services Corp. ........................       13,900         238,385
  SouthTrust Corp. .........................................       21,200         523,004
  Sovereign Bancorp, Inc. ..................................       23,700         290,088
  SunTrust Banks, Inc. .....................................        7,200         451,440
  Union Planters Corp. .....................................       13,800         622,794
  UnionBanCal Corp. ........................................       16,800         638,400
  US Bancorp................................................       55,796       1,167,810
  Wachovia Corp. ...........................................       46,500       1,458,240

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  Washington Federal, Inc. .................................        5,980    $    154,164
  Wells Fargo Co. ..........................................       15,600         677,820
                                                                             ------------
                                                                               17,394,060
                                                                             ------------
Beverages -- 0.1%
  Anheuser-Busch Cos. Inc. .................................        6,800         307,428
                                                                             ------------
Broadcasting & Publishing -- 0.7%
  Banta Corp. ..............................................       15,500         457,560
  *Crown Media Holdings, Inc., Class A......................       29,704         335,358
  Donnelley (R.R.) & Sons Co. ..............................       18,200         540,358
  *Viacom, Inc., Class B....................................        2,000          88,300
                                                                             ------------
                                                                                1,421,576
                                                                             ------------
Building & Building Services -- 0.1%
  *Willbros Group, Inc. ....................................       19,300         308,800
                                                                             ------------
Building & Building Supplies -- 1.3%
  Centex Corp. .............................................       12,100         690,789
  *Champion Enterprises, Inc. ..............................       24,600         302,826
  Clayton Homes, Inc. ......................................       21,300         364,230
  *Dycom Industries, Inc. ..................................       19,900         332,529
  *NCI Building Systems, Inc. ..............................       15,100         267,270
  Texas Industries, Inc. ...................................       13,000         479,700
  York International Corp. .................................       10,300         392,739
                                                                             ------------
                                                                                2,830,083
                                                                             ------------
Business & Consumer Services -- 1.5%
  *Aeroflex, Inc. ..........................................       32,527         615,736
  *Black Box Corp. .........................................        2,900         153,352
  *CDI Corp. ...............................................       15,600         296,400
  Electronic Data Systems Corp. ............................       12,900         884,295
  *Imagistics International, Inc. ..........................        1,200          14,820
  *MAXIMUS, Inc. ...........................................        7,500         315,450
  Modis Professional Services, Inc..........................       44,400         317,016
  Pemstar, Inc. ............................................        1,035          12,420
  *Priceline.com, Inc. .....................................       25,300         147,246
  *webMethods, Inc. ........................................       19,600         328,496
                                                                             ------------
                                                                                3,085,231
                                                                             ------------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............        9,300         548,700
                                                                             ------------
Chemicals & Allied Products -- 4.6%
  Albemarle Corp. ..........................................       10,000         240,000
  Ashland, Inc. ............................................       13,600         626,688
  Cabot Corp. ..............................................       17,400         621,180
  Crompton Corp. ...........................................       33,400         300,600
  *Cytec Industries, Inc. ..................................       14,900         402,300
  Dow Chemical Co. .........................................       29,800       1,006,644
  DuPont (E.I.) de Nemours & Co. ...........................       13,900         590,889
  Eastman Chemical Co. .....................................       11,800         460,436
  *FMC Corp. ...............................................        7,100         422,450
  Ferro Corp. ..............................................       15,300         394,740
  *Hercules, Inc. ..........................................       24,500         245,000
  Lubrizol Corp. ...........................................       13,900         487,751

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products (Continued)
  Millennium Chemicals, Inc. ...............................       15,200    $    191,520
  Pharmacia Corp. ..........................................       61,200       2,610,180
  Praxair, Inc. ............................................       13,700         756,925
  Spartech Corp. ...........................................       17,600         361,680
                                                                             ------------
                                                                                9,718,983
                                                                             ------------
Communications -- 9.7%
  *Amdocs Ltd. .............................................       15,400         523,138
  *Andrew Corp. ............................................        8,400         183,876
  *AOL Time Warner, Inc. ...................................       95,100       3,052,710
  AT&T Corp. ...............................................       27,500         498,850
  *AT&T Wireless Services, Inc. ............................      103,200       1,482,984
  BellSouth Corp. ..........................................       17,700         675,255
  *CNET Networks, Inc. .....................................       41,600         373,152
  *Comcast Corp., Special Class A Non-Voting................       51,600       1,857,600
  *Covad Communications Group, Inc. ........................       88,900         254,254
  *Cumulus Media, Inc., Class A.............................       16,600         268,588
  *EarthLink, Inc. .........................................       26,100         317,637
  *Entercom Communications Corp. ...........................       11,336         566,800
  *Entravision Communications Corp. ........................       32,900         393,155
  *Liberty Media Corp., Series A............................      189,100       2,647,400
  Nokia Corp. ADR...........................................       71,400       1,751,442
  *Radio One, Inc. .........................................       26,700         493,149
  SBC Communications, Inc. .................................       43,800       1,715,646
  Sprint Corp. .............................................       32,600         654,608
  Verizon Communications....................................       33,700       1,599,402
  *WorldCom, Inc. ..........................................       76,500       1,077,120
                                                                             ------------
                                                                               20,386,766
                                                                             ------------
Computers -- 3.7%
  *Cisco Systems, Inc. .....................................      144,300       2,613,273
  *Dell Computer Corp. .....................................       43,200       1,174,176
  Hewlett Packard Co. ......................................        9,000         184,860
  International Business Machines Corp. ....................        2,500         302,400
  *Juniper Networks, Inc. ..................................       28,800         545,760
  *Legato Systems, Inc. ....................................       26,400         342,408
  *Quantum Corp. - DLT & Storage Systems Group..............       32,100         316,185
  *Redback Networks, Inc. ..................................       75,600         298,620
  Siebel Systems, Inc. .....................................        7,900         221,042
  *Veritas Software Corp. ..................................       38,100       1,708,023
                                                                             ------------
                                                                                7,706,747
                                                                             ------------
Consumer Products -- 1.5%
  Briggs & Stratton Corp. ..................................        5,700         243,390
  Fortune Brands, Inc. .....................................       17,600         696,784
  Newell Rubbermaid, Inc. ..................................       20,900         576,213
  Procter & Gamble Co. .....................................       10,400         822,952
  Whirlpool Corp. ..........................................       10,100         740,633
                                                                             ------------
                                                                                3,079,972
                                                                             ------------
Containers -- 0.3%
  Bemis Co., Inc. ..........................................       14,200         698,356
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products (Continued)
Cosmetics and Toiletries -- 0.8%
  Colgate-Palmolive Co. ....................................       27,900    $  1,611,225
                                                                             ------------
Drugs & Health Care -- 8.4%
  Abbott Laboratories.......................................        3,600         200,700
  Aetna, Inc. ..............................................       15,400         508,046
  American Home Products Corp. .............................       21,000       1,288,560
  Becton, Dickinson & Co. ..................................        6,900         228,735
  Bristol-Myers Squibb Co. .................................        7,200         367,200
  Cardinal Health, Inc. ....................................       43,150       2,790,079
  *Health Management Associates, Inc., Class A..............       55,700       1,024,880
  *Health Net, Inc. ........................................       14,900         324,522
  *Humana, Inc. ............................................       22,500         265,275
  Johnson & Johnson.........................................       53,400       3,155,940
  Merck & Co., Inc. ........................................       12,300         723,240
  Pfizer, Inc...............................................      100,100       3,988,985
  *Priority Healthcare Corp., Class B.......................        9,400         330,786
  *RehabCare Group, Inc. ...................................        8,800         260,480
  Schering Plough Corp. ....................................       33,500       1,199,635
  Select Medical Corp. .....................................       23,600         379,488
  *Tenet Healthcare Corp. ..................................        9,800         575,456
                                                                             ------------
                                                                               17,612,007
                                                                             ------------
Electrical Equipment -- 0.2%
  Hubbell, Inc., Class B....................................       11,800         346,684
                                                                             ------------
Electronics -- 3.7%
  Avnet, Inc. ..............................................        2,900          73,863
  CTS Corp. ................................................        9,200         146,280
  *Flextronics International Ltd. ..........................       77,300       1,854,427
  General Electric Co. .....................................       85,500       3,426,840
  Harman International Industries, Inc. ....................       11,700         527,670
  Johnson Controls, Inc. ...................................        2,100         169,575
  *Solectron Corp. .........................................      102,000       1,150,560
  Thomas & Betts Corp. .....................................       15,400         325,710
                                                                             ------------
                                                                                7,674,925
                                                                             ------------
Energy -- 0.7%
  *AES Corp. ...............................................       35,900         586,965
  Peabody Energy Corp. .....................................       11,000         310,090
  Valero Energy Corp. ......................................        6,400         243,968
  Western Resources, Inc. ..................................       15,600         268,320
                                                                             ------------
                                                                                1,409,343
                                                                             ------------
Entertainment -- 0.3%
  *AMC Entertainment, Inc. .................................       24,120         289,440
  Walt Disney Co. ..........................................       14,200         294,224
                                                                             ------------
                                                                                  583,664
                                                                             ------------
Finance -- 8.1%
  American Express Co. .....................................        7,200         256,968
  American Financial Holdings, Inc. ........................       10,500         266,805
  Citigroup, Inc. ..........................................      144,500       7,294,360
  FleetBoston Financial Corp. ..............................       31,456       1,148,144
  Household International, Inc. ............................        7,500         434,550

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Lehman Brothers Holdings, Inc. ...........................       10,300    $    688,040
  MBNA Corp. ...............................................       87,800       3,090,560
  Merrill Lynch & Co., Inc. ................................        5,300         276,236
  Morgan Stanley Dean Witter & Co. .........................       39,700       2,220,818
  Washington Mutual, Inc. ..................................       29,100         951,570
  Waypoint Financial Corp. .................................       18,400         277,472
                                                                             ------------
                                                                               16,905,523
                                                                             ------------
Finance - Investment & Other -- 1.4%
  Charter One Financial, Inc. ..............................       21,000         570,150
  Fannie Mae................................................       21,300       1,693,350
  Freddie Mac...............................................        9,900         647,460
                                                                             ------------
                                                                                2,910,960
                                                                             ------------
Food & Food Distributors -- 2.4%
  *American Italian Pasta Co. ..............................       11,037         463,885
  Archer-Daniels Midland Co. ...............................       43,050         617,767
  ConAgra, Inc. ............................................       34,500         820,065
  *Krispy Kreme Doughnuts, Inc. ............................        4,100         181,220
  *Kroger Co. ..............................................       50,100       1,045,587
  Sara Lee Corp. ...........................................       28,500         633,555
  Supervalu, Inc. ..........................................       31,400         694,568
  Tyson Foods, Inc. ........................................       42,383         489,524
                                                                             ------------
                                                                                4,946,171
                                                                             ------------
Home Furnishings/Housewares -- 0.8%
  *Furniture Brands International, Inc. ....................        9,900         316,998
  Leggett & Platt, Inc. ....................................       26,000         598,000
  *Mohawk Industries, Inc. .................................       15,900         872,592
                                                                             ------------
                                                                                1,787,590
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       39,900         435,708
                                                                             ------------
Industrial Diversified -- 0.3%
  Sherwin-Williams Co. .....................................       20,400         561,000
                                                                             ------------
Insurance -- 4.7%
  AFLAC, Inc. ..............................................       33,300         817,848
  Allstate Corp. ...........................................       20,100         677,370
  American International Group, Inc. .......................       46,700       3,707,980
  Aon Corp. ................................................       17,000         603,840
  Chubb Corp. ..............................................        8,800         607,200
  Cigna Corp. ..............................................        3,100         287,215
  MBIA, Inc. ...............................................       13,650         732,050
  MetLife, Inc. ............................................       20,400         646,272
  MGIC Investment Corp. ....................................        8,700         536,964
  St. Paul Cos., Inc. ......................................       15,300         672,741
  Torchmark Corp. ..........................................       14,800         582,084
                                                                             ------------
                                                                                9,871,564
                                                                             ------------
Machinery & Heavy Equipment -- 0.1%
  *Joy Global, Inc. ........................................       16,500         277,200
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.4%
  Snap-On, Inc. ............................................       28,300    $    952,578
                                                                             ------------
Manufacturing -- 3.9%
  Acuity Brands, Inc. ......................................       10,700         129,470
  Belden, Inc. .............................................       15,000         353,250
  Clarcor, Inc. ............................................       11,600         314,940
  Cooper Industries, Inc. ..................................       13,600         474,912
  Danaher Corp. ............................................       15,600         940,836
  *Griffon Corp. ...........................................       12,180         182,700
  Hon Industries, Inc. .....................................       14,200         392,630
  *Kemet Corp. .............................................       13,700         243,175
  Minnesota Mining & Manufacturing Co. .....................          700          82,747
  Precision Castparts Corp. ................................       11,900         336,175
  Quanex Corp. .............................................       11,000         311,300
  *Smurfit-Stone Container Corp. ...........................       35,100         560,547
  Standex International Corp. ..............................        7,200         156,600
  Tyco International Ltd. ..................................       62,200       3,663,580
                                                                             ------------
                                                                                8,142,862
                                                                             ------------
Manufacturing Equipment -- 0.0%
  Lawson Products, Inc. ....................................        5,400         140,400
                                                                             ------------
Medical Equipment & Supplies -- 1.0%
  Medtronic, Inc. ..........................................       36,600       1,874,286
  Varian Medical Systems, Inc. .............................        2,200         156,772
                                                                             ------------
                                                                                2,031,058
                                                                             ------------
Office Equipment & Supplies -- 0.3%
  Pitney Bowes, Inc. .......................................       15,000         564,150
                                                                             ------------
Oil & Gas -- 5.2%
  Amerada Hess Corp. .......................................        7,700         481,250
  Baker Hughes, Inc. .......................................       26,400         962,808
  ChevronTexaco Corp. ......................................       14,832       1,329,096
  *Evergreen Resources, Inc. ...............................       11,885         458,880
  Exxon Mobil Corp. ........................................      101,300       3,981,090
  Noble Affiliates, Inc. ...................................       11,400         402,306
  Occidental Petroleum Corp. ...............................       23,600         626,108
  *Patterson-UTI Energy, Inc. ..............................        7,600         177,156
  Phillips Petroleum Co. ...................................       13,200         795,432
  Sunoco, Inc. .............................................       15,900         593,706
  Tom Brown, Inc. ..........................................        7,500         202,575
  Ultramar Diamond Shamrock Corp. ..........................        7,100         351,308
  Vectren Corp. ............................................       21,900         525,162
                                                                             ------------
                                                                               10,886,877
                                                                             ------------
Oil Equipment & Services -- 0.1%
  *Rowan Cos., Inc. ........................................        8,100         156,897
                                                                             ------------
Paper & Forest Products -- 1.1%
  *Buckeye Technologies, Inc. ..............................       20,200         232,300
  Georgia Pacific Corp. ....................................       17,925         494,909
  International Paper Co. ..................................        6,300         254,205
  Louisiana-Pacific Corp. ..................................       26,000         219,440

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products (Continued)
  Mead Corp. ...............................................       17,850    $    551,387
  Temple Inland, Inc. ......................................       10,000         567,300
                                                                             ------------
                                                                                2,319,541
                                                                             ------------
Railroads -- 1.0%
  Burlington Northern Santa Fe Corp. .......................       22,100         630,513
  Norfolk Southern Corp. ...................................       38,200         700,206
  Union Pacific Corp., Series A.............................       13,000         741,000
                                                                             ------------
                                                                                2,071,719
                                                                             ------------
Real Estate -- 0.2%
  First Industrial Realty Trust, Inc. ......................        7,000         217,700
  Prentiss Properties Trust.................................        7,400         203,130
                                                                             ------------
                                                                                  420,830
                                                                             ------------
Retail Food Chains -- 0.2%
  *IHOP Corp. ..............................................       14,000         410,200
                                                                             ------------
Retail Merchandising -- 6.9%
  *1-800-Flowers.Com, Inc. .................................       28,100         438,360
  *Ann Taylor Stores Corp. .................................       10,500         367,500
  Casey's General Stores, Inc. .............................       32,900         490,210
  *Federated Department Stores, Inc. .......................       15,800         646,220
  *Hollywood Entertainment Corp. ...........................       39,200         560,168
  Home Depot, Inc. .........................................       55,600       2,836,156
  *Kohls Corp. .............................................       51,300       3,613,572
  May Department Stores Co. ................................        9,700         358,706
  *Pacific Sunwear of California............................       19,700         402,274
  Sears, Roebuck & Co. .....................................       18,500         881,340
  *The Finish Line, Inc., Class A...........................       42,154         644,535
  TJX Cos., Inc. ...........................................       17,300         689,578
  Wal-Mart Stores, Inc. ....................................       23,600       1,358,180
  Walgreen Co. .............................................       26,500         891,990
  *West Marine, Inc. .......................................       19,980         293,506
                                                                             ------------
                                                                               14,472,295
                                                                             ------------
Semiconductors -- 2.5%
  *Alpha Industries, Inc. ..................................       13,400         292,120
  *Altera Corp. ............................................       70,200       1,489,644
  *Applied Micro Circuits Corp. ............................       18,300         207,156
  *Axcelis Technologies, Inc. ..............................       11,400         146,946
  *Cypress Semiconductor Corp. .............................       15,500         308,915
  Intel Corp. ..............................................       53,600       1,685,720
  *Micron Technology, Inc. .................................       31,300         970,300
  *Zoran Corp. .............................................        4,500         146,880
                                                                             ------------
                                                                                5,247,681
                                                                             ------------
Software -- 2.4%
  *3DO Co. .................................................       24,413          50,779
  *BEA Systems, Inc. .......................................       19,600         301,840
  *Inktomi Corp. ...........................................       78,854         529,110
  *Microsoft Corp. .........................................       54,000       3,577,500
  *MSC Software Corp. ......................................       10,800         168,480

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software (Continued)
  *Red Hat, Inc. ...........................................       56,623    $    402,023
  *Take-Two Interactive Software, Inc. .....................        5,146          83,211
                                                                             ------------
                                                                                5,112,943
                                                                             ------------
Technology -- 0.6%
  *Ingram Micro, Inc., Class A..............................       33,200         575,024
  *Tech Data Corp...........................................       14,300         618,904
                                                                             ------------
                                                                                1,193,928
                                                                             ------------
Tobacco -- 0.7%
  Philip Morris Cos., Inc...................................       31,000       1,421,350
                                                                             ------------
Utilities -- 2.0%
  Ameren Corp. .............................................       13,200         558,360
  American Electric Power Co. ..............................       17,500         761,775
  *Chesapeake Energy Corp. .................................       25,100         165,911
  Cinergy Corp. ............................................       17,000         568,310
  CMS Energy Corp. .........................................       17,500         420,525
  Consolidated Edison, Inc. ................................       18,700         754,732
  Massey Energy Co. ........................................        7,600         157,548
  Xcel Energy, Inc. ........................................       26,600         737,884
                                                                             ------------
                                                                                4,125,045
                                                                             ------------
    TOTAL COMMON STOCK (COST $215,011,122)..................                  204,195,993
                                                                             ------------
SHORT TERM INVESTMENTS -- 3.0%
  BlackRock Provident Institutional Funds -- TempCash.......    3,114,098       3,114,098
  BlackRock Provident Institutional Funds -- TempFund.......    3,114,099       3,114,099
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,228,197)..........                    6,228,197
                                                                             ------------
    TOTAL INVESTMENTS -- 100.6% (COST $221,239,319).........                  210,424,190
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%.............                   (1,163,488)
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $14.94 per share based on 14,006,295 shares
    of capital stock outstanding)...........................                 $209,260,702
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($209,260,702/14,006,295 shares outstanding)..............                 $      14.94
                                                                             ============

ADR: American Depositary Receipt
*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
Aerospace & Defense -- 0.2%
  General Dynamics Corp. ...................................        830    $    66,101
                                                                           -----------
Automotive & Equipment -- 1.9%
  *AutoZone, Inc. ..........................................        910         65,338
  Harley-Davidson, Inc. ....................................     12,610        684,849
                                                                           -----------
                                                                               750,187
                                                                           -----------
Banks -- 1.5%
  Bank One Corp. ...........................................      3,900        152,295
  J.P. Morgan Chase & Co. ..................................      9,900        359,865
  Synovus Financial Corp. ..................................      2,550         63,877
                                                                           -----------
                                                                               576,037
                                                                           -----------
Beverages -- 2.0%
  Anheuser-Busch Cos., Inc. ................................      1,500         67,815
  PepsiCo, Inc. ............................................     14,770        719,151
                                                                           -----------
                                                                               786,966
                                                                           -----------
Building & Building Supplies -- 0.2%
  Pulte Corp. ..............................................      1,360         60,751
                                                                           -----------
Business & Consumer Services -- 2.8%
  *Apollo Group, Inc........................................      1,430         64,364
  *BISYS Group, Inc.........................................        470         30,075
  *Cendant Corp.............................................      7,470        146,487
  *Concord EFS, Inc. .......................................      4,860        159,311
  *eBay, Inc. ..............................................      2,850        190,665
  Electronic Data Systems Corp. ............................      4,800        329,040
  *Exult, Inc. .............................................      1,060         17,013
  Omnicom Group, Inc. ......................................      1,690        151,001
  *Riverstone Networks, Inc. ...............................      2,465         40,919
                                                                           -----------
                                                                             1,128,875
                                                                           -----------
Chemicals & Allied Products -- 1.5%
  Pharmacia Corp. ..........................................     13,589        579,571
  Valspar Corp. ............................................        560         22,176
                                                                           -----------
                                                                               601,747
                                                                           -----------
Communications -- 8.8%
  *Amdocs Ltd. .............................................      3,400        115,498
  *AOL Time Warner, Inc. ...................................     42,290      1,357,509
  *AT&T Wireless Services, Inc. ............................     21,000        301,770
  *Comcast Corp., Special Class A Non-Voting................     10,900        392,400
  *Enterasys Networks, Inc. ................................      2,980         26,373
  Harris Corp. .............................................      2,410         73,529
  *L-3 Communications Corp. ................................        900         81,000
  *Liberty Media Corp., Series A............................     45,210        632,940
  Nokia Corp. ADR...........................................     15,200        372,856
  Verizon Communications....................................      3,040        144,278
                                                                           -----------
                                                                             3,498,153
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
=xComputers -- 8.2%
  *Cisco Systems, Inc. .....................................     56,850    $ 1,029,554
  *Dell Computer Corp. .....................................     25,370        689,557
  International Business Machines Corp. ....................      8,090        978,566
  *Juniper Networks, Inc. ..................................      5,900        111,805
  Siebel Systems, Inc. .....................................      1,800         50,364
  *Veritas Software Corp. ..................................      8,600        385,538
                                                                           -----------
                                                                             3,245,384
                                                                           -----------
Cosmetics and Toiletries -- 0.9%
  Colgate-Palmolive Co. ....................................      6,300        363,825
                                                                           -----------
Drugs & Health Care -- 16.5%
  Abbott Laboratories.......................................      6,930        386,348
  *AdvancePCS...............................................        820         24,067
  American Home Products Corp. .............................      5,000        306,800
  Amerisource Bergen Corp. .................................      4,064        258,267
  Baxter International, Inc. ...............................      3,200        171,616
  Cardinal Health, Inc. ....................................      9,350        604,571
  *Cephalon, Inc. ..........................................        360         27,211
  Eli Lilly & Co. ..........................................      1,200         94,248
  *Express Scripts, Inc., Class A...........................      1,220         57,047
  *Forest Laboratories, Inc. ...............................      2,550        208,973
  *Health Management Associates, Inc., Class A..............     15,020        276,368
  *HealthSouth Corp. .......................................      4,820         71,432
  *IVAX Corp. ..............................................      4,330         87,206
  Johnson & Johnson.........................................     28,024      1,656,218
  McKesson HBOC, Inc. ......................................      1,490         55,726
  Pfizer, Inc. .............................................     39,400      1,570,090
  Schering Plough Corp. ....................................      7,600        272,156
  *Tenet Healthcare Corp. ..................................      2,100        123,312
  UnitedHealth Group, Inc. .................................      2,430        171,971
  *Universal Health Services, Inc., Class B.................        870         37,219
  *Wellpoint Health Networks, Inc. .........................        580         67,773
                                                                           -----------
                                                                             6,528,619
                                                                           -----------
Electronics -- 6.0%
  *Flextronics International Ltd. ..........................     17,100        410,229
  General Electric Co. .....................................     42,850      1,717,428
  *Solectron Corp. .........................................     21,975        247,878
                                                                           -----------
                                                                             2,375,535
                                                                           -----------
Energy -- 0.3%
  *AES Corp. ...............................................      7,800        127,530
                                                                           -----------
Finance -- 6.8%
  Capital One Financial Corp. ..............................      1,090         58,806
  *Certegy, Inc. ...........................................        795         27,205
  Citigroup, Inc. ..........................................     19,773        998,141
  Countrywide Credit Industries, Inc. ......................        810         33,186
  H & R Block, Inc. ........................................      2,530        113,091
  MBNA Corp. ...............................................     25,840        909,568
  Metris Cos., Inc. ........................................        430         11,055

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Morgan Stanley Dean Witter & Co. .........................      7,100    $   397,174
  USA Education, Inc. ......................................      1,760        147,875
                                                                           -----------
                                                                             2,696,101
                                                                           -----------
Finance - Investment & Other -- 6.9%
  Eaton Vance Corp. ........................................        640         22,752
  Fannie Mae................................................      5,320        422,940
  Freddie Mac...............................................      7,400        483,960
  *Investment Technology Group, Inc. .......................      1,275         49,814
  iShares S&P 400 Mid Cap Fund..............................      6,400        729,280
  iShares Trust Russell 1000 Growth Index Fund..............     17,450        888,903
  *Nasdaq-100 Shares........................................        620         24,124
  Standard & Poor's Mid-Cap 400 Depositary Receipts.........      1,400        129,920
                                                                           -----------
                                                                             2,751,693
                                                                           -----------
Food & Food Distributors -- 1.0%
  *Kroger Co. ..............................................     10,700        223,309
  McCormick & Co., Inc. ....................................      1,420         59,597
  Sysco Corp. ..............................................      4,190        109,862
                                                                           -----------
                                                                               392,768
                                                                           -----------
Insurance -- 4.6%
  AFLAC, Inc. ..............................................      6,800        167,008
  American International Group, Inc. .......................     19,340      1,535,596
  Gallagher (Arthur J.) & Co. ..............................      2,550         87,950
  MBIA, Inc. ...............................................        745         39,954
                                                                           -----------
                                                                             1,830,508
                                                                           -----------
Machinery & Instrumentation -- 0.2%
  *Mettler-Toledo International, Inc. ......................      1,370         71,035
                                                                           -----------
Manufacturing -- 2.5%
  Danaher Corp. ............................................      3,500        211,085
  Tyco International Ltd. ..................................     13,600        801,040
                                                                           -----------
                                                                             1,012,125
                                                                           -----------
Medical & Medical Services -- 1.3%
  *Community Health Systems, Inc. ..........................      3,600         91,800
  *DaVita, Inc. ............................................      1,410         34,475
  *First Health Group Corp. ................................      2,450         60,613
  *Inhale Therapeutic Systems, Inc. ........................        580         10,759
  Mylan Laboratories, Inc. .................................      3,260        122,250
  Omnicare, Inc. ...........................................      3,310         82,353
  *Orthodontic Centers of America, Inc. ....................      1,990         60,695
  *Patterson Dental Co. ....................................      1,720         70,400
                                                                           -----------
                                                                               533,345
                                                                           -----------
Medical Equipment & Supplies -- 1.6%
  *Apogent Technologies, Inc. ..............................      1,560         40,248
  *Cytyc Corp. .............................................      1,770         46,197
  Genzyme Corp. ............................................      1,090         65,247
  *Invitrogen Corp. ........................................        720         44,590

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies (Continued)
  Medtronic, Inc. ..........................................      8,200    $   419,922
  *Viasys Healthcare, Inc. .................................         26            525
                                                                           -----------
                                                                               616,729
                                                                           -----------
Medical Instruments -- 0.6%
  Beckman Coulter, Inc. ....................................      2,090         92,587
  Biomet, Inc. .............................................      1,240         38,316
  *St. Jude Medical, Inc. ..................................      1,270         98,616
                                                                           -----------
                                                                               229,519
                                                                           -----------
Oil & Gas -- 0.8%
  Anadarko Petroleum Corp. .................................        740         42,069
  Baker Hughes, Inc. .......................................      5,500        200,585
  ChevronTexaco Corp. ......................................        450         40,325
  XTO Energy, Inc. .........................................      1,970         34,475
                                                                           -----------
                                                                               317,454
                                                                           -----------
Oil Equipment & Services -- 0.1%
  *Hanover Compressor Co. ..................................      1,950         49,257
                                                                           -----------
Retail Merchandising -- 9.2%
  *Barnes & Noble, Inc. ....................................        380         11,248
  *Bed, Bath & Beyond, Inc. ................................      3,390        114,921
  *BJ's Wholesale Club, Inc. ...............................      1,800         79,380
  Home Depot, Inc. .........................................     21,120      1,077,331
  *Kohls Corp. .............................................     12,960        912,902
  Wal-Mart Stores, Inc. ....................................     21,520      1,238,476
  Walgreen Co. .............................................      5,500        185,130
  *Williams-Sonoma, Inc. ...................................        840         36,036
                                                                           -----------
                                                                             3,655,424
                                                                           -----------
Semiconductors -- 5.1%
  *Altera Corp. ............................................     15,800        335,276
  *Applied Micro Circuits Corp. ............................      4,300         48,676
  Intel Corp. ..............................................     40,260      1,266,177
  *Intersil Holding Corp. ..................................      1,740         56,115
  *Microchip Technology, Inc. ..............................      3,000        116,220
  *Micron Technology, Inc. .................................      7,000        217,000
                                                                           -----------
                                                                             2,039,464
                                                                           -----------
Software -- 5.0%
  *Advent Software, Inc. ...................................      1,300         64,935
  *BEA Systems, Inc. .......................................      4,000         61,600
  *International Game Technology, Inc. .....................      1,880        128,404
  *Microsoft Corp. .........................................     25,970      1,720,513
                                                                           -----------
                                                                             1,975,452
                                                                           -----------
Steel -- 0.1%
  *Shaw Group, Inc. ........................................      1,130         26,555
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Tobacco -- 0.5%
  Philip Morris Cos., Inc. .................................      3,350    $   153,598
  UST, Inc. ................................................        820         28,700
                                                                           -----------
                                                                               182,298
                                                                           -----------
Transportation -- 0.1%
  Robinson (C.H.) Worldwide, Inc. ..........................      1,290         37,300
                                                                           -----------
Utilities -- 0.3%
  Duke Energy Corp. ........................................      2,940        115,424
                                                                           -----------
    TOTAL COMMON STOCK (COST $42,277,335)...................                38,642,161
                                                                           -----------
SHORT TERM INVESTMENTS -- 4.4%
  BlackRock Provident Institutional Funds -- TempCash.......    883,125        883,125
  BlackRock Provident Institutional Funds -- TempFund.......    883,123        883,123
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,766,248)..........                 1,766,248
                                                                           -----------
    TOTAL INVESTMENTS -- 101.9% (COST $44,043,584)..........                40,408,409
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9)%.............                  (757,458)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.00 per share based on 4,406,946 shares
    of capital stock outstanding)...........................               $39,650,951
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($39,650,951/4,406,946 shares outstanding)................               $      9.00
                                                                           ===========

ADR: American Depositary Receipt
*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
Aerospace & Defense -- 1.4%
  Boeing Co. ...............................................      4,800    $   186,144
  General Dynamics Corp. ...................................      1,400        111,496
  Goodrich (B.F.) Co. ......................................      4,300        114,466
  United Technologies Corp. ................................      2,023        130,746
                                                                           -----------
                                                                               542,852
                                                                           -----------
Airlines -- 0.2%
  Southwest Airlines Co. ...................................      3,700         68,376
                                                                           -----------
Apparel -- 0.9%
  *Jones Apparel Group, Inc. ...............................      3,100        102,827
  Liz Claiborne, Inc. ......................................      1,800         89,550
  Nike, Inc., Class B.......................................      1,900        106,856
  VF Corp. .................................................      1,700         66,317
                                                                           -----------
                                                                               365,550
                                                                           -----------
Appliances -- 0.2%
  Black & Decker Corp.......................................      2,100         79,233
                                                                           -----------
Automobiles -- 0.5%
  Ford Motor Co. ...........................................      7,091        111,471
  General Motors Corp. .....................................      1,800         87,480
                                                                           -----------
                                                                               198,951
                                                                           -----------
Automotive & Equipment -- 2.2%
  Autoliv, Inc. ............................................      3,600         73,116
  *AutoZone, Inc. ..........................................        800         57,440
  Cooper Tire & Rubber Co. .................................        250          3,990
  Dana Corp. ...............................................      2,200         30,536
  Delphi Automotive Systems Corp. ..........................      7,100         96,986
  Genuine Parts Co. ........................................      3,300        121,110
  Goodyear Tire & Rubber Co. ...............................      3,400         80,954
  *Lear Corp. ..............................................      2,300         87,722
  Magna International, Inc. ................................      1,400         88,858
  Paccar, Inc. .............................................      1,900        124,678
  TRW, Inc..................................................      2,200         81,488
                                                                           -----------
                                                                               846,878
                                                                           -----------
Banks -- 13.1%
  AmSouth Bancorp...........................................     11,700        221,130
  Bank of America Corp. ....................................     14,917        939,025
  Bank of New York Co., Inc. ...............................      3,100        126,480
  Bank One Corp. ...........................................      6,400        249,920
  Comerica, Inc. ...........................................      2,400        137,520
  First Tennessee National Corp. ...........................      2,400         87,024
  Golden West Financial Corp. ..............................      1,900        111,815
  Huntington Bancshares, Inc. ..............................      6,400        110,016
  J.P. Morgan Chase & Co. ..................................     10,720        389,672
  KeyCorp...................................................      5,500        133,870
  National City Corp. ......................................     10,500        307,020
  North Fork Bancorp, Inc. .................................      4,900        156,751
  Regions Financial Corp. ..................................      3,900        116,766
  SouthTrust Corp. .........................................     10,600        261,502

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  SunTrust Banks, Inc. .....................................      1,900    $   119,130
  Union Planters Corp. .....................................      5,000        225,650
  UnionBanCal Corp. ........................................      3,000        114,000
  US Bancorp................................................     11,213        234,688
  Wachovia Corp. ...........................................     16,200        508,032
  Wells Fargo Co. ..........................................     11,000        477,950
                                                                           -----------
                                                                             5,027,961
                                                                           -----------
Beverages -- 0.2%
  Coca-Cola Enterprises, Inc. ..............................      4,500         85,230
                                                                           -----------
Broadcasting & Publishing -- 2.0%
  American Greetings Corp., Class A.........................        500          6,890
  Donnelley (R.R.) & Sons Co. ..............................      3,200         95,008
  Fox Entertainment Group, Inc. ............................      4,800        127,344
  Gannett, Inc..............................................      1,600        107,568
  ITT Educational Services, Inc.............................      1,500         55,305
  Tribune Co................................................      1,700         63,631
  *USA Networks, Inc........................................      2,800         76,468
  *Viacom, Inc., Class B....................................      5,100        225,165
                                                                           -----------
                                                                               757,379
                                                                           -----------
Building & Building Supplies -- 0.9%
  *Centex Corp. ............................................      2,850        162,706
  Lennar Corp. .............................................      1,700         79,594
  Masco Corp. ..............................................      4,800        117,600
                                                                           -----------
                                                                               359,900
                                                                           -----------
Business & Consumer Services -- 0.6%
  *Electronic Data Systems Corp. ...........................      3,200        219,360
                                                                           -----------
Chemicals & Allied Products -- 3.5%
  Air Products & Chemicals, Inc. ...........................      2,800        131,348
  Ashland, Inc. ............................................      2,150         99,072
  Cabot Corp. ..............................................        500         17,850
  Dow Chemical Co. .........................................      5,961        201,363
  DuPont (E.I.) de Nemours & Co. ...........................      6,600        280,566
  Eastman Chemical Co. .....................................      1,100         42,922
  Engelhard Corp. ..........................................      3,200         88,576
  *FMC Corp. ...............................................      2,450        145,775
  *Hercules, Inc. ..........................................      4,300         43,000
  *Lubrizol Corp. ..........................................      2,150         75,443
  *Millennium Chemicals, Inc. ..............................      2,300         28,980
  *Praxair, Inc. ...........................................      2,200        121,550
  *Sigma Aldrich Corp. .....................................      1,900         74,879
                                                                           -----------
                                                                             1,351,324
                                                                           -----------
Communications -- 9.1%
  ALLTEL Corp. .............................................        900         55,557
  *AOL Time Warner, Inc. ...................................      2,900         93,090
  AT&T Corp. ...............................................     26,500        480,710
  *AT&T Wireless Services, Inc. ............................      4,300         61,791
  BellSouth Corp. ..........................................      7,000        267,050

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  *Comcast Corp., Special Class A Non-Voting................        400    $    14,400
  *L-3 Communications Corp. ................................        900         81,000
  *Liberty Media Corp., Series A............................     12,900        180,600
  Nortel Networks Corp. ....................................      3,000         22,500
  SBC Communications, Inc. .................................     19,066        746,815
  Sprint Corp. .............................................      6,800        136,544
  *Tellabs, Inc. ...........................................      5,900         88,264
  *Univision Communications, Inc., Class A .................      1,400         56,644
  Verizon Communications....................................     15,964        757,651
  *WorldCom, Inc. ..........................................     32,100        451,968
                                                                           -----------
                                                                             3,494,584
                                                                           -----------
Computers -- 2.7%
  *Adaptec, Inc. ...........................................        800         11,600
  *Apple Computer, Inc. ....................................      5,100        111,690
  Hewlett Packard Co. ......................................     17,450        358,423
  International Business Machines Corp. ....................      3,100        374,976
  *NCR Corp. ...............................................      1,900         70,034
  *Quantum Corp. - DLT & Storage Systems Group..............      5,600         55,160
  *Vishay Intertechnology, Inc. ............................      2,200         42,900
                                                                           -----------
                                                                             1,024,783
                                                                           -----------
Consumer Products -- 2.8%
  Briggs & Stratton Corp. ..................................        775         33,092
  *Clorox Co. ..............................................      1,900         75,145
  Fortune Brands, Inc. .....................................      5,300        209,827
  Kimberly-Clark Corp. .....................................      3,200        191,360
  Newell Rubbermaid, Inc. ..................................      3,900        107,523
  *Procter & Gamble Co. ....................................      4,575        362,020
  Whirlpool Corp. ..........................................      1,550        113,662
                                                                           -----------
                                                                             1,092,629
                                                                           -----------
Containers -- 0.4%
  Bemis Co., Inc. ..........................................        800         39,344
  *Owens-Illinois, Inc. ....................................      1,200         11,988
  Sonoco Products Co. ......................................      3,600         95,688
                                                                           -----------
                                                                               147,020
                                                                           -----------
Drugs & Health Care -- 4.3%
  Abbott Laboratories.......................................      6,400        356,800
  Aetna, Inc. ..............................................        600         19,794
  Becton, Dickinson & Co. ..................................      1,100         36,465
  Bristol-Myers Squibb Co. .................................      3,850        196,350
  Cardinal Health, Inc. ....................................        750         48,495
  *Health Net, Inc. ........................................      4,600        100,188
  IMS Health, Inc. .........................................      1,800         35,118
  Johnson & Johnson.........................................      4,800        283,680
  Merck & Co., Inc. ........................................      5,750        338,100
  *Tenet Healthcare Corp. ..................................      3,200        187,904
  Wellpoint Health Networks, Inc. ..........................        600         70,110
                                                                           -----------
                                                                             1,673,004
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 0.1%
  Hubbell, Inc., Class B....................................      1,900    $    55,822
                                                                           -----------
Electronics -- 1.4%
  *Arrow Electronics, Inc. .................................      3,700        110,630
  Avnet, Inc. ..............................................      4,200        106,974
  Johnson Controls, Inc. ...................................        700         56,525
  Motorola, Inc. ...........................................      6,100         91,622
  Rockwell International Corp. .............................      5,300         94,658
  *Solectron Corp. .........................................      6,300         71,064
  Thomas & Betts Corp. .....................................        450          9,518
                                                                           -----------
                                                                               540,991
                                                                           -----------
Energy -- 1.2%
  CONSOL Energy, Inc. ......................................      2,600         64,584
  DTE Energy Co. ...........................................      2,700        113,238
  *Mirant Corp. ............................................      3,300         52,866
  Potomac Electric Power Co. ...............................      1,700         38,369
  Royal Dutch Petroleum Co. ................................        500         24,510
  Valero Energy Corp. ......................................      3,100        118,172
  Western Resources, Inc. ..................................      2,800         48,160
                                                                           -----------
                                                                               459,899
                                                                           -----------
Entertainment -- 0.1%
  Walt Disney Co. ..........................................      2,225         46,102
                                                                           -----------
Finance -- 10.1%
  Ambac Financial Group, Inc. ..............................      2,700        156,222
  American Express Co. .....................................      1,300         46,397
  Citigroup, Inc. ..........................................     32,832      1,657,359
  Countrywide Credit Industries, Inc. ......................      3,700        151,589
  FleetBoston Financial Corp. ..............................      5,826        212,649
  GreenPoint Financial Corp. ...............................      2,400         85,800
  Household International, Inc. ............................      5,500        318,670
  Lehman Brothers Holdings, Inc. ...........................      4,250        283,900
  MBNA Corp. ...............................................      1,900         66,880
  Merrill Lynch & Co., Inc. ................................      4,000        208,480
  Morgan Stanley Dean Witter & Co. .........................      4,150        232,151
  State Street Corp. .......................................      2,300        120,175
  Washington Mutual, Inc. ..................................     10,775        352,343
                                                                           -----------
                                                                             3,892,615
                                                                           -----------
Finance - Investment & Other -- 2.8%
  Charter One Financial, Inc. ..............................      8,668        235,336
  Fannie Mae................................................      8,050        639,975
  Freddie Mac...............................................      2,900        189,660
                                                                           -----------
                                                                             1,064,971
                                                                           -----------
Food & Food Distributors -- 2.9%
  Archer-Daniels Midland Co. ...............................     14,829        212,796
  Brinker International, Inc. ..............................      3,200         95,232
  ConAgra, Inc. ............................................      9,100        216,307
  *Dean Foods Co. ..........................................        686         46,812
  General Mills, Inc. ......................................      1,900         98,819

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors (Continued)
  Kellogg Co. ..............................................        600    $    18,060
  *Kroger Co. ..............................................      3,600         75,132
  Sara Lee Corp. ...........................................      5,800        128,934
  Supervalu, Inc. ..........................................      1,100         24,332
  Tyson Foods, Inc. ........................................     16,609        191,834
                                                                           -----------
                                                                             1,108,258
                                                                           -----------
Home Furnishings/Housewares -- 0.3%
  Leggett & Platt, Inc. ....................................      4,400        101,200
                                                                           -----------
Hotel/Restaurants -- 0.4%
  Hilton Hotels Corp. ......................................      8,500         92,820
  Starwood Hotels & Resorts Worldwide, Inc. ................      2,700         80,595
                                                                           -----------
                                                                               173,415
                                                                           -----------
Industrial Diversified -- 0.5%
  Sherwin-Williams Co. .....................................      4,000        110,000
  *SPX Corp. ...............................................        500         68,450
                                                                           -----------
                                                                               178,450
                                                                           -----------
Insurance -- 5.4%
  Allstate Corp. ...........................................      7,000        235,900
  American International Group, Inc. .......................      4,179        331,813
  Aon Corp. ................................................      2,600         92,352
  Chubb Corp. ..............................................      1,650        113,850
  Cigna Corp. ..............................................      3,200        296,480
  *John Hancock Financial Services, Inc. ...................      2,400         99,120
  Loews Corp. ..............................................      2,700        149,526
  MBIA, Inc. ...............................................        750         40,223
  MetLife, Inc. ............................................      3,800        120,384
  MGIC Investment Corp. ....................................      1,700        104,924
  Radian Group, Inc. .......................................      2,700        115,965
  St. Paul Cos., Inc. ......................................      2,100         92,337
  Torchmark Corp. ..........................................      4,900        192,717
  XL Capital Ltd. ..........................................      1,200        109,632
                                                                           -----------
                                                                             2,095,223
                                                                           -----------
Leisure & Amusements -- 0.1%
  Royal Caribbean Cruises Ltd. .............................      3,200         51,840
                                                                           -----------
Machinery & Heavy Equipment -- 0.6%
  Caterpillar, Inc. ........................................      2,700        141,075
  Dover Corp. ..............................................      2,800        103,796
                                                                           -----------
                                                                               244,871
                                                                           -----------
Machinery & Instrumentation -- 0.2%
  Snap-On, Inc. ............................................      2,100         70,686
                                                                           -----------
Manufacturing -- 2.7%
  *Acuity Brands, Inc. .....................................      1,700         20,570
  Alcoa, Inc. ..............................................      5,200        184,860
  Cooper Industries, Inc. ..................................      5,000        174,600
  Honeywell International, Inc. ............................      2,300         77,786
  *Kemet Corp. .............................................      2,600         46,150

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing (Continued)
  Minnesota Mining & Manufacturing Co. .....................        250    $    29,553
  PPG Industries, Inc. .....................................      5,150        266,358
  *Smurfit-Stone Container Corp. ...........................      6,500        103,805
  Tyco International Ltd. ..................................      2,600        153,140
                                                                           -----------
                                                                             1,056,822
                                                                           -----------
Manufacturing Equipment -- 0.3%
  ITT Industries, Inc. .....................................      2,300        116,150
                                                                           -----------
Oil & Gas -- 9.3%
  Amerada Hess Corp. .......................................      1,050         65,625
  ChevronTexaco Corp. ......................................      9,350        837,854
  Devon Energy Corp. .......................................      1,600         61,840
  Exxon Mobil Corp. ........................................     41,056      1,613,501
  KeySpan Corp. ............................................      2,000         69,300
  *Newfield Exploration Co. ................................      2,800         99,428
  *Noble Drilling Corp. ....................................      1,200         40,848
  Occidental Petroleum Corp. ...............................      4,000        106,120
  Phillips Petroleum Co. ...................................      4,900        295,274
  Sunoco, Inc. .............................................      2,400         89,616
  Teekay Shipping Corp. ....................................      2,200         76,670
  Ultramar Diamond Shamrock Corp. ..........................      2,300        113,804
  Williams Cos., Inc. ......................................      4,700        119,944
                                                                           -----------
                                                                             3,589,824
                                                                           -----------
Paper & Forest Products -- 1.7%
  Boise Cascade Corp. ......................................      2,300         78,223
  Georgia Pacific Corp. ....................................      4,090        112,925
  International Paper Co. ..................................      3,800        153,330
  Louisiana-Pacific Corp. ..................................      4,200         35,448
  Mead Corp. ...............................................      3,000         92,670
  Temple Inland, Inc. ......................................        700         39,711
  Westvaco Corp. ...........................................      3,400         96,730
  Willamette Industries, Inc. ..............................        800         41,696
                                                                           -----------
                                                                               650,733
                                                                           -----------
Railroads -- 1.2%
  Burlington Northern Santa Fe Corp. .......................      7,000        199,710
  CSX Corp. ................................................      1,500         52,575
  Norfolk Southern Corp. ...................................      5,500        100,815
  Union Pacific Corp., Series A.............................      1,875        106,875
                                                                           -----------
                                                                               459,975
                                                                           -----------
Real Estate -- 0.3%
  Equity Office Properties Trust............................      2,200         66,176
  Equity Residential Properties Trust.......................      1,700         48,807
                                                                           -----------
                                                                               114,983
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Restaurants -- 0.6%
  Darden Restaurants, Inc...................................      4,700    $   166,380
  McDonald's Corp...........................................        600         15,882
  Wendy's International, Inc................................      1,800         52,506
                                                                           -----------
                                                                               234,768
                                                                           -----------
Retail Merchandising -- 2.3%
  *Federated Department Stores, Inc. .......................      5,400        220,860
  May Department Stores Co. ................................      2,900        107,242
  *Penney (J.C.) Co., Inc. .................................      2,900         78,010
  Sears, Roebuck & Co. .....................................      5,200        247,728
  Talbots, Inc. ............................................      3,600        130,500
  TJX Cos., Inc. ...........................................      2,800        111,608
                                                                           -----------
                                                                               895,948
                                                                           -----------
Semiconductors -- 0.3%
  *Intersil Holding Corp. ..................................      1,300         41,925
  *Novellus Systems, Inc. ..................................      1,500         59,175
                                                                           -----------
                                                                               101,100
                                                                           -----------
Software -- 0.2%
  *Compuware Corp. .........................................      7,100         83,709
                                                                           -----------
Technology -- 0.3%
  *Ingram Micro, Inc., Class A..............................      4,800         83,136
  *Tech Data Corp. .........................................        400         17,312
                                                                           -----------
                                                                               100,448
                                                                           -----------
Tobacco -- 1.6%
  Philip Morris Cos., Inc. .................................     13,300        609,805
                                                                           -----------
Utilities -- 4.5%
  Allegheny Energy, Inc. ...................................      2,500         90,550
  Ameren Corp. .............................................      2,600        109,980
  American Electric Power Co. ..............................      3,440        149,743
  Cinergy Corp. ............................................      3,200        106,976
  CMS Energy Corp. .........................................      2,800         67,284
  Consolidated Edison, Inc. ................................      2,800        113,008
  Constellation Energy Group................................      2,700         71,685
  Energy East Corp. ........................................      3,500         66,465
  *Exelon Corp. ............................................      1,000         47,880
  FirstEnergy Corp. ........................................      3,100        108,438
  *PG&E Corp. ..............................................      2,700         51,948
  Pinnacle West Capital Corp. ..............................      2,900        121,365
  *Progress Energy, Inc. ...................................      1,100         49,533
  Reliant Energy, Inc. .....................................      4,600        121,992
  Sempra Energy.............................................      2,200         54,010
  TXU Corp. ................................................      4,200        198,030
  Wisconsin Energy Corp. ...................................        900         20,304
  Xcel Energy, Inc. ........................................      5,930        164,498
                                                                           -----------
                                                                             1,713,689
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 0.2%
  *Republic Services, Inc. .................................      3,800    $    75,886
                                                                           -----------
    TOTAL COMMON STOCK (COST $36,018,014)...................                37,223,197
                                                                           -----------
SHORT TERM INVESTMENTS -- 4.1%
  BlackRock Provident Institutional Funds -- TempCash.......    789,766        789,766
  BlackRock Provident Institutional Funds -- TempFund.......    789,768        789,768
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,579,534)..........                 1,579,534
                                                                           -----------
    TOTAL INVESTMENTS -- 100.7% (COST $37,597,549)..........                38,802,731
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%.............                  (260,789)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.88 per share based on 3,899,639 shares
    of capital stock outstanding)...........................               $38,541,942
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($38,541,942/3,899,639 shares outstanding)................               $      9.88
                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 97.2%
Aerospace & Defense -- 3.1%
  *DRS Technologies, Inc. ..................................       19,100    $   680,915
  *Titan Corp. .............................................       32,100        800,895
  United Industrial Corp. ..................................       11,600        194,300
                                                                             -----------
                                                                               1,676,110
                                                                             -----------
Airlines -- 1.4%
  *Atlantic Coast Airlines, Inc. ...........................       18,800        437,852
  SkyWest, Inc. ............................................       12,000        305,400
                                                                             -----------
                                                                                 743,252
                                                                             -----------
Automotive & Equipment -- 5.0%
  ArvinMeritor, Inc. .......................................       41,500        815,060
  *Copart, Inc. ............................................       20,900        760,133
  *United Auto Group, Inc. .................................       42,451      1,095,660
                                                                             -----------
                                                                               2,670,853
                                                                             -----------
Banks -- 0.3%
  *BankUnited Financial Corp., Class A......................       12,500        185,625
                                                                             -----------
Broadcasting & Publishing -- 1.5%
  *Crown Media Holdings, Inc., Class A......................       56,204        634,543
  *Scandinavian Broadcasting SA.............................        9,500        171,950
                                                                             -----------
                                                                                 806,493
                                                                             -----------
Building & Building Supplies -- 2.4%
  *Champion Enterprises, Inc. ..............................       55,300        680,743
  *Willbros Group, Inc. ....................................       36,900        590,400
                                                                             -----------
                                                                               1,271,143
                                                                             -----------
Business & Consumer Services -- 9.8%
  *Aeroflex, Inc. ..........................................       81,338      1,539,728
  *Brooks Automation, Inc. .................................        4,200        170,814
  *Career Education Corp. ..................................       11,200        383,936
  *Corporate Executive Board Co. ...........................       11,700        429,390
  *DeVry, Inc. .............................................        6,200        176,390
  *Edison Schools, Inc. ....................................        6,600        129,690
  *Exult, Inc. .............................................       13,400        215,070
  Internet Security Systems, Inc. ..........................        3,000         96,180
  *KPMG Consulting, Inc. ...................................       10,900        180,613
  *On Assignment, Inc. .....................................        7,600        174,572
  Pemstar, Inc. ............................................        2,016         24,192
  *Priceline.com, Inc. .....................................       49,100        285,762
  *Skillsoft Corp. .........................................        6,200        160,704
  *SmartForce Plc ADR.......................................       11,400        282,150
  *Sylvan Learning Systems, Inc. ...........................        8,000        176,560
  *Verisity Ltd. ...........................................        9,400        178,130
  *webMethods, Inc. ........................................       35,600        596,656
                                                                             -----------
                                                                               5,200,537
                                                                             -----------
Chemicals & Allied Products -- 0.5%
  *Symyx Technologies, Inc. ................................       11,600        246,384
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 12.3%
  *American Tower Corp. ....................................       42,000    $   397,740
  *CNET Networks, Inc. .....................................       78,855        707,329
  *Covad Communications Group, Inc. ........................      176,700        505,362
  *Cox Radio, Inc., Class A.................................       10,400        264,992
  *Cumulus Media, Inc., Class A.............................       32,700        529,086
  *EarthLink, Inc. .........................................       63,000        766,710
  *Entercom Communications Corp. ...........................       21,911      1,095,550
  *Entravision Communications Corp. ........................       64,300        768,385
  *Insight Communications Co., Inc. ........................       10,400        251,264
  *Network Associates, Inc. ................................        6,500        168,025
  *Radio One, Inc. .........................................       48,800        901,336
  *Webex Communications, Inc. ..............................        8,900        221,165
                                                                             -----------
                                                                               6,576,944
                                                                             -----------
Computers -- 3.3%
  *Avocent Corp. ...........................................       13,950        338,288
  *Computer Network Technology Corp. .......................       17,500        311,325
  *Emulex Corp. ............................................        5,100        201,501
  *Legato Systems, Inc. ....................................       50,800        658,876
  *Redback Networks, Inc. ..................................       68,300        269,785
                                                                             -----------
                                                                               1,779,775
                                                                             -----------
Drugs & Health Care -- 8.7%
  *Accredo Health, Inc. ....................................        7,700        305,690
  *AmeriPath, Inc. .........................................        5,500        177,430
  *Angiotech Pharmaceuticals, Inc. .........................        2,300        128,156
  *Cell Genesys, Inc. ......................................       11,800        274,232
  *Covance, Inc. ...........................................       13,300        301,910
  *Cubist Pharmaceuticals, Inc. ............................        4,200        151,032
  *Dendreon Corp. ..........................................       16,300        164,141
  *Ilex Oncology, Inc. .....................................        9,600        259,584
  *Medicis Pharmaceutical Corp., Class A....................        3,700        238,983
  *NPS Pharmaceuticals, Inc. ...............................        6,800        260,440
  *Priority Healthcare Corp., Class B.......................       26,500        932,535
  *Protein Design Labs, Inc. ...............................        9,600        314,880
  *Province Healthcare Co. .................................       12,100        373,406
  *Select Medical Corp. ....................................       46,200        742,896
                                                                             -----------
                                                                               4,625,315
                                                                             -----------
Electrical Equipment -- 0.3%
  *Merix Corp. .............................................        8,800        151,800
                                                                             -----------
Electronics -- 2.2%
  *Benchmark Electronics, Inc. .............................        7,000        132,720
  *Photronics, Inc. ........................................        8,300        260,205
  *Semtech Corp. ...........................................        7,700        274,813
  *SIPEX Corp. .............................................       17,400        223,590
  *TTM Technologies, Inc. ..................................        4,400         44,528
  *Wilson Greatbatch Technologies...........................        6,600        238,260
                                                                             -----------
                                                                               1,174,116
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 1.1%
  Peabody Energy Corp. .....................................       20,500    $   577,895
                                                                             -----------
Entertainment -- 1.1%
  *AMC Entertainment, Inc. .................................       47,100        565,200
                                                                             -----------
Food & Food Distributors -- 2.4%
  *American Italian Pasta Co. ..............................       21,900        920,457
  *Krispy Kreme Doughnuts, Inc. ............................        7,800        344,760
                                                                             -----------
                                                                               1,265,217
                                                                             -----------
Home Furnishings/Housewares -- 1.7%
  *Mohawk Industries, Inc. .................................       16,200        889,056
                                                                             -----------
Manufacturing -- 0.5%
  *Applied Films Corp. .....................................        8,200        256,250
                                                                             -----------
Medical & Medical Services -- 3.1%
  *AmSurg Corp. ............................................       12,800        347,904
  *Dianon Systems, Inc. ....................................        3,300        200,640
  *Dynacare, Inc. ..........................................       10,400        175,656
  *Intermune, Inc. .........................................        4,200        206,892
  *Neurocrine Biosciences, Inc. ............................        3,400        174,454
  *Pain Therapeutics, Inc. .................................       22,000        201,520
  *Telik, Inc. .............................................       13,000        175,500
  *Unilab Corp. ............................................        6,400        160,640
                                                                             -----------
                                                                               1,643,206
                                                                             -----------
Medical Equipment & Supplies -- 1.1%
  *Eclipsys Corp. ..........................................       17,800        298,150
  Varian Medical Systems, Inc. .............................        4,200        299,292
                                                                             -----------
                                                                                 597,442
                                                                             -----------
Oil & Gas -- 3.8%
  *Cal Dive International, Inc. ............................       12,300        303,564
  Ensco International, Inc. ................................        9,800        243,530
  *Evergreen Resources, Inc. ...............................       21,911        845,984
  *Smith International, Inc. ...............................        4,300        230,566
  *Tom Brown, Inc. .........................................       14,500        391,645
                                                                             -----------
                                                                               2,015,289
                                                                             -----------
Oil Equipment & Services -- 1.0%
  *Cooper Cameron Corp. ....................................        4,700        189,692
  *Rowan Cos., Inc. ........................................       16,800        325,416
                                                                             -----------
                                                                                 515,108
                                                                             -----------
Real Estate -- 0.8%
  *CoStar Group.............................................       17,700        424,977
                                                                             -----------
Restaurants -- 0.5%
  *California Pizza Kitchen, Inc. ..........................        9,800        242,550
  *The Cheesecake Factory, Inc. ............................        1,000         34,770
                                                                             -----------
                                                                                 277,320
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 11.5%
  *1-800-Flowers.Com, Inc. .................................       50,900    $   794,040
  *Ann Taylor Stores Corp. .................................       20,300        710,500
  *Barnes & Noble, Inc. ....................................        5,800        171,680
  *Electronics Boutique Holdings Corp. .....................        3,100        123,814
  *Gymboree Corp. ..........................................       22,300        266,039
  *Hollywood Entertainment Corp. ...........................       77,800      1,111,762
  *Hot Topic, Inc. .........................................        7,400        232,286
  *Pacific Sunwear of California............................       38,700        790,254
  *The Finish Line, Inc., Class A...........................       79,691      1,218,475
  *West Marine, Inc. .......................................       47,595        699,171
                                                                             -----------
                                                                               6,118,021
                                                                             -----------
Semiconductors -- 9.3%
  *Alpha Industries, Inc....................................       42,800        933,040
  *Axcelis Technologies, Inc. ..............................       22,600        291,314
  *Cirrus Logic, Inc. ......................................       21,400        282,908
  *Cymer, Inc. .............................................        6,200        165,726
  *Cypress Semiconductor Corp. .............................       30,900        615,837
  *DDI Corp. ...............................................        7,400         72,816
  *Entegris, Inc. ..........................................       24,500        268,520
  *Exar Corp. ..............................................        6,000        125,100
  Kopin Corp. ..............................................       17,400        243,600
  *LTX Corp. ...............................................       11,100        232,434
  *Microsemi Corp. .........................................       12,700        377,190
  *Oak Technology, Inc. ....................................       24,700        339,625
  *Pericom Semiconductor Corp. .............................       15,000        217,500
  *PLX Technology, Inc. ....................................       13,700        172,757
  *QLogic Corp. ............................................        4,000        178,040
  *Sage, Inc. ..............................................        4,900        181,643
  *Zoran Corp. .............................................        8,300        270,912
                                                                             -----------
                                                                               4,968,962
                                                                             -----------
Software -- 6.7%
  *3DO Co. .................................................       82,549        171,702
  *DoubleClick, Inc. .......................................       13,800        156,492
  *HNC Software, Inc. ......................................        8,600        177,160
  *Inktomi Corp. ...........................................      157,513      1,056,912
  *Interwoven, Inc. ........................................       24,000        233,760
  *Manugistics Group, Inc. .................................       12,800        269,824
  *MapInfo Corp. ...........................................       10,800        169,452
  *Peregrine Systems, Inc. .................................        6,600         97,878
  *Raindance Communications, Inc. ..........................        7,400         42,254
  *Red Hat, Inc. ...........................................      107,406        762,583
  *Take-Two Interactive Software, Inc. .....................       10,150        164,126
  TALX Corp. ...............................................       11,200        279,776
                                                                             -----------
                                                                               3,581,919
                                                                             -----------
Technology -- 0.4%
  *Stratos Lightwave, Inc. .................................       35,300        217,095
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 1.4%
  *Chesapeake Energy Corp. .................................       70,200    $   464,022
  Massey Energy Co. ........................................       13,800        286,074
                                                                             -----------
                                                                                 750,096
                                                                             -----------
    TOTAL COMMON STOCK (COST $47,521,044)...................                  51,771,400
                                                                             -----------
SHORT TERM INVESTMENTS -- 5.7%
  BlackRock Provident Institutional Funds -- TempCash.......    1,529,031      1,529,031
  BlackRock Provident Institutional Funds -- TempFund.......    1,529,029      1,529,029
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $3,058,060)..........                   3,058,060
                                                                             -----------
    TOTAL INVESTMENTS -- 102.9% (COST $50,579,113)..........                  54,829,460
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9)%.............                  (1,560,264)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $12.09 per share based on 4,405,339 shares
    of capital stock outstanding)...........................                 $53,269,196
                                                                             ===========
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($53,269,196/4,405,339 shares outstanding)................                 $     12.09
                                                                             ===========

ADR: American Depositary Receipt
*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
Air Transport -- 1.0%
  *EGL, Inc. ...............................................        28,550    $   398,272
                                                                              -----------
Apparel -- 1.7%
  Kellwood Co. .............................................         6,975        167,470
  *Tommy Hilfiger Corp. ....................................        29,200        401,500
  *Unifi, Inc. .............................................        13,725         99,506
                                                                              -----------
                                                                                  668,476
                                                                              -----------
Automotive & Equipment -- 3.4%
  Borg-Warner Automotive, Inc. .............................         9,800        512,050
  *Insurance Auto Auctions, Inc. ...........................        13,400        194,434
  *Speedway Motorsports, Inc. ..............................        25,200        637,056
                                                                              -----------
                                                                                1,343,540
                                                                              -----------
Banks -- 7.5%
  Colonial BancGroup, Inc. .................................        20,500        288,845
  Commercial Federal Corp. .................................        30,900        726,150
  *Local Financial Corp. ...................................        28,600        400,114
  Pacific Century Financial Corp. ..........................        27,675        716,506
  Seacoast Financial Services Corp. ........................        17,500        300,125
  Sovereign Bancorp, Inc. ..................................        29,900        365,976
  Washington Federal, Inc. .................................         7,520        193,866
                                                                              -----------
                                                                                2,991,582
                                                                              -----------
Broadcasting & Publishing -- 5.0%
  American Greetings Corp., Class A.........................        37,625        518,472
  Banta Corp. ..............................................        19,500        575,640
  Bowne & Co., Inc. ........................................        30,250        387,200
  Hollinger International, Inc. ............................        44,525        520,942
                                                                              -----------
                                                                                2,002,254
                                                                              -----------
Building & Building Supplies -- 6.8%
  Clayton Homes, Inc. ......................................        26,800        458,280
  *Dycom Industries, Inc. ..................................        25,100        419,421
  *NCI Building Systems, Inc. ..............................        19,000        336,300
  Texas Industries, Inc. ...................................        27,300      1,007,370
  York International Corp. .................................        13,000        495,690
                                                                              -----------
                                                                                2,717,061
                                                                              -----------
Business & Consumer Services -- 6.5%
  *Black Box Corp. .........................................         3,700        195,656
  *CDI Corp. ...............................................        19,700        374,300
  *MAXIMUS, Inc. ...........................................         9,500        399,570
  Modis Professional Services, Inc. ........................        55,900        399,126
  *ProQuest Co. ............................................        13,450        456,089
  Tredegar Corp. ...........................................        13,175        250,325
  Wallace Computer Services, Inc. ..........................        27,225        517,003
                                                                              -----------
                                                                                2,592,069
                                                                              -----------
Chemicals & Allied Products -- 7.9%
  Albemarle Corp. ..........................................        12,600        302,400
  Crompton Corp. ...........................................        42,100        378,900
  *Cytec Industries, Inc. ..................................        40,600      1,096,200
  Ferro Corp. ..............................................        19,300        497,940

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products (Continued)
  Millennium Chemicals, Inc. ...............................        33,525    $   422,415
  Spartech Corp. ...........................................        22,200        456,210
                                                                              -----------
                                                                                3,154,065
                                                                              -----------
Communications -- 4.1%
  *Andrew Corp. ............................................        38,925        852,068
  Blyth Industries, Inc. ...................................        22,875        531,844
  *Davox Corp. .............................................        17,800        172,126
  *Microcell Telecommunications, Inc. ......................        32,775         81,282
                                                                              -----------
                                                                                1,637,320
                                                                              -----------
Drugs & Health Care -- 2.6%
  *Edwards Lifesciences Corp. ..............................        26,300        726,669
  *RehabCare Group, Inc. ...................................        11,100        328,560
                                                                              -----------
                                                                                1,055,229
                                                                              -----------
Electronics -- 2.1%
  CTS Corp. ................................................        11,600        184,440
  Harman International Industries, Inc. ....................        14,700        662,970
                                                                              -----------
                                                                                  847,410
                                                                              -----------
Entertainment -- 1.2%
  *Gaylord Entertainment Co., Class A.......................        19,275        474,165
                                                                              -----------
Finance -- 3.5%
  American Financial Holdings, Inc. ........................        13,200        335,412
  Metris Cos., Inc. ........................................        27,875        716,666
  Waypoint Financial Corp. .................................        23,200        349,856
                                                                              -----------
                                                                                1,401,934
                                                                              -----------
Finance - Investment & Other -- 1.9%
  Waddell & Reed Financial, Inc. ...........................        23,115        744,303
                                                                              -----------
Home Furnishings/Housewares -- 2.3%
  *Furniture Brands International, Inc. ....................        12,430        398,009
  *Mohawk Industries, Inc. .................................         9,300        510,384
                                                                              -----------
                                                                                  908,393
                                                                              -----------
Insurance -- 1.7%
  *Phoenix Companies, Inc. .................................        24,050        444,925
  *Stewart Information Services Corp. ......................        11,825        233,544
                                                                              -----------
                                                                                  678,469
                                                                              -----------
Machinery & Heavy Equipment -- 0.9%
  *Joy Global, Inc. ........................................        20,800        349,440
                                                                              -----------
Machinery & Instrumentation -- 1.5%
  Snap-On, Inc. ............................................        18,100        609,246
                                                                              -----------
Manufacturing -- 16.6%
  Acuity Brands, Inc. ......................................        22,550        272,855
  Belden, Inc. .............................................        31,475        741,236
  Brady Corp. ..............................................        15,425        564,555
  Clarcor, Inc. ............................................        14,600        396,390
  Crane Co. ................................................        19,150        491,006
  Delta & Pine Land Co. ....................................        20,200        457,126
  *Griffon Corp. ...........................................        14,930        223,950
  HON INDUSTRIES, INC. .....................................        17,900        494,935

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing (Continued)
  *Kemet Corp. .............................................        17,300    $   307,075
  National Service Industries, Inc. ........................        21,950         44,339
  Pittston Brink's Group....................................        41,100        908,310
  Precision Castparts Corp. ................................        15,000        423,750
  Quanex Corp. .............................................        13,850        391,955
  Rayonier, Inc. ...........................................        10,550        532,459
  *SPS Technologies, Inc. ..................................         5,075        177,219
  Standex International Corp. ..............................         9,100        197,925
                                                                              -----------
                                                                                6,625,085
                                                                              -----------
Manufacturing Equipment -- 1.3%
  Lawson Products, Inc. ....................................         6,600        171,600
  *Paxar Corp. .............................................        25,400        360,680
                                                                              -----------
                                                                                  532,280
                                                                              -----------
Medical Equipment & Supplies -- 3.7%
  Arrow International, Inc. ................................         7,375        294,558
  *Dendrite International, Inc. ............................        35,475        497,714
  *Haemonetics Corp. .......................................        20,600        698,752
                                                                              -----------
                                                                                1,491,024
                                                                              -----------
Oil & Gas -- 4.6%
  *Forest Oil Corp. ........................................         7,700        217,217
  Noble Affiliates, Inc. ...................................        14,400        508,176
  *Patterson-UTI Energy, Inc. ..............................         9,600        223,776
  *Varco International, Inc. ...............................        14,725        220,581
  Vectren Corp. ............................................        27,600        661,848
                                                                              -----------
                                                                                1,831,598
                                                                              -----------
Paper & Forest Products -- 0.7%
  *Buckeye Technologies, Inc. ..............................        25,400        292,100
                                                                              -----------
Real Estate -- 2.1%
  *Avatar Holding, Inc. ....................................        13,250        312,170
  First Industrial Realty Trust, Inc. ......................         8,800        273,680
  Prentiss Properties Trust.................................         9,300        255,285
                                                                              -----------
                                                                                  841,135
                                                                              -----------
Retail Food Chains -- 1.3%
  *IHOP Corp. ..............................................        17,600        515,680
                                                                              -----------
Retail Merchandising -- 1.6%
  Casey's General Stores, Inc. .............................        41,400        616,860
                                                                              -----------
Semiconductors -- 1.6%
  *Axcelis Technologies, Inc. ..............................        49,900        643,211
                                                                              -----------
Software -- 1.1%
  *MSC Software Corp. ......................................        13,600        212,160
  *Progress Software Corp. .................................        12,325        212,976
                                                                              -----------
                                                                                  425,136
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Sporting Goods -- 1.4%
  Callaway Golf Co. ........................................        29,800    $   570,670
                                                                              -----------
    TOTAL COMMON STOCK (COST $34,597,225)...................                   38,958,007
                                                                              -----------
SHORT TERM INVESTMENTS -- 5.0%
  BlackRock Provident Institutional Funds -- TempCash.......       994,407        994,407
  BlackRock Provident Institutional Funds -- TempFund.......       994,406        994,406
                                                                              -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,988,813)..........                    1,988,813
                                                                              -----------
    TOTAL INVESTMENTS -- 102.6% (COST $36,586,038)..........                   40,946,820
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.6)%.............                   (1,026,939)
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.22 per share based on 3,904,730 shares
    of capital stock outstanding)...........................                  $39,919,881
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($39,919,881/3,904,730 shares outstanding)................                  $     10.22
                                                                              ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
Aerospace & Defense -- 1.2%
  Boeing Co. ...............................................       25,629    $    993,893
  General Dynamics Corp. ...................................        6,100         485,804
  Goodrich (B.F.) Co. ......................................        3,200          85,184
  Lockheed Martin Corp. ....................................       13,300         620,711
  Northrop Grumman Holdings Corp. ..........................        3,300         332,673
  Raytheon Co. .............................................       11,500         373,405
  Rockwell Collins, Inc. ...................................        5,600         109,200
  United Technologies Corp. ................................       14,400         930,672
                                                                             ------------
                                                                                3,931,542
                                                                             ------------
Airlines -- 0.2%
  *AMR Corp. ...............................................        4,600         101,982
  Delta Air Lines, Inc. ....................................        3,800         111,188
  Southwest Airlines Co. ...................................       23,350         431,508
  *US Airways Group, Inc. ..................................        2,100          13,314
                                                                             ------------
                                                                                  657,992
                                                                             ------------
Apparel -- 0.3%
  *Jones Apparel Group, Inc. ...............................        3,700         122,729
  Liz Claiborne, Inc. ......................................        1,700          84,575
  Nike, Inc., Class B.......................................        8,200         461,168
  *Reebok International Ltd. ...............................        1,700          45,050
  VF Corp. .................................................        3,600         140,436
                                                                             ------------
                                                                                  853,958
                                                                             ------------
Appliances -- 0.0%
  Black & Decker Corp. .....................................        2,300          86,779
                                                                             ------------
Automobiles -- 0.5%
  Ford Motor Co. ...........................................       55,532         872,963
  General Motors Corp. .....................................       16,952         823,867
                                                                             ------------
                                                                                1,696,830
                                                                             ------------
Automotive & Equipment -- 0.5%
  *AutoZone, Inc. ..........................................        3,500         251,300
  Cooper Tire & Rubber Co. .................................        2,500          39,900
  Dana Corp. ...............................................        4,700          65,236
  Delphi Automotive Systems Corp. ..........................       17,300         236,318
  Genuine Parts Co. ........................................        5,400         198,180
  Goodyear Tire & Rubber Co. ...............................        4,800         114,288
  Harley-Davidson, Inc. ....................................        9,100         494,221
  Navistar International Corp. .............................        2,000          79,000
  Paccar, Inc. .............................................        2,200         144,364
  TRW, Inc. ................................................        3,800         140,752
  Visteon Corp. ............................................        3,723          55,994
                                                                             ------------
                                                                                1,819,553
                                                                             ------------
Banks -- 5.7%
  AmSouth Bancorp...........................................       11,500         217,350
  Bank of America Corp. ....................................       48,207       3,034,631
  Bank of New York Co., Inc. ...............................       22,300         909,840
  Bank One Corp. ...........................................       35,500       1,386,275

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  BB&T Corp. ...............................................       13,300    $    480,263
  Comerica, Inc. ...........................................        5,500         315,150
  Fifth Third Bancorp.......................................       17,485       1,072,355
  Golden West Financial Corp. ..............................        4,800         282,480
  Huntington Bancshares, Inc. ..............................        7,810         134,254
  J.P. Morgan Chase & Co. ..................................       60,593       2,202,556
  KeyCorp...................................................       12,900         313,986
  Mellon Financial Corp. ...................................       14,700         553,014
  National City Corp. ......................................       18,100         529,244
  Northern Trust Corp. .....................................        6,900         415,518
  PNC Financial Services Group..............................        8,900         500,180
  Regions Financial Corp. ..................................        6,700         200,598
  SouthTrust Corp. .........................................       10,600         261,502
  SunTrust Banks, Inc. .....................................        8,900         558,030
  Synovus Financial Corp. ..................................        8,700         217,935
  Union Planters Corp. .....................................        4,000         180,520
  US Bancorp................................................       59,768       1,250,944
  Wachovia Corp. ...........................................       41,700       1,307,712
  Wells Fargo Co. ..........................................       52,359       2,274,999
  Zions Bancorp.............................................        2,800         147,224
                                                                             ------------
                                                                               18,746,560
                                                                             ------------
Beverages -- 2.5%
  Anheuser-Busch Cos., Inc. ................................       27,300       1,234,233
  Brown-Forman Corp., Class B...............................        2,100         131,460
  Coca-Cola Co. ............................................       76,413       3,602,873
  Coca-Cola Enterprises, Inc. ..............................       13,200         250,008
  Coors Adolph Co., Class B.................................        1,100          58,740
  Pepsi Bottling Group, Inc. ...............................        8,600         202,100
  PepsiCo, Inc. ............................................       53,630       2,611,245
                                                                             ------------
                                                                                8,090,659
                                                                             ------------
Broadcasting & Publishing -- 1.6%
  American Greetings Corp., Class A.........................        2,000          27,560
  *Clear Channel Communications, Inc. ......................       18,300         931,653
  Donnelley (R.R.) & Sons Co. ..............................        3,300          97,977
  Dow Jones & Co., Inc. ....................................        2,500         136,825
  Gannett, Inc. ............................................        8,100         544,563
  Knight-Ridder, Inc. ......................................        2,600         168,818
  McGraw-Hill, Inc. ........................................        6,100         371,978
  Meredith Corp. ...........................................        1,600          57,040
  New York Times Co. .......................................        4,800         207,600
  Tribune Co. ..............................................        8,864         331,780
  *Viacom, Inc., Class B....................................       54,335       2,398,890
                                                                             ------------
                                                                                5,274,684
                                                                             ------------
Building & Building Supplies -- 0.2%
  Centex Corp. .............................................        1,800         102,762
  Masco Corp. ..............................................       13,900         340,550

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Building & Building Supplies (Continued)
  Pulte Corp. ..............................................        1,600    $     71,472
  Vulcan Materials Co. .....................................        3,100         148,614
                                                                             ------------
                                                                                  663,398
                                                                             ------------
Business & Consumer Services -- 1.7%
  Automatic Data Processing, Inc. ..........................       19,000       1,119,100
  *Cendant Corp. ...........................................       29,800         584,378
  *Cintas Corp. ............................................        5,300         254,400
  *Concord EFS, Inc. .......................................       15,400         504,812
  *Convergys Corp. .........................................        5,300         198,697
  Deluxe Corp. .............................................        2,000          83,160
  Electronic Data Systems Corp. ............................       14,400         987,120
  *Fiserv, Inc. ............................................        5,850         247,572
  Fluor Corp. ..............................................        2,300          86,020
  Interpublic Group of Cos., Inc. ..........................       11,200         330,848
  Moody's Corp. ............................................        5,000         199,300
  Omnicom Group, Inc. ......................................        5,700         509,295
  *Quintiles Transnational Corp. ...........................        3,600          57,780
  *Robert Half International, Inc. .........................        5,500         146,850
  *Sapient Corp. ...........................................        3,600          27,792
  *TMP Worldwide, Inc. .....................................        3,400         145,860
  *Yahoo!, Inc. ............................................       16,900         299,806
                                                                             ------------
                                                                                5,782,790
                                                                             ------------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A...............        4,000         236,000
                                                                             ------------
Chemicals & Allied Products -- 1.6%
  Air Products & Chemicals, Inc. ...........................        6,900         323,679
  Ashland, Inc. ............................................        2,200         101,376
  Dow Chemical Co. .........................................       27,266         921,045
  DuPont (E.I.) de Nemours & Co. ...........................       31,400       1,334,814
  Eastman Chemical Co. .....................................        2,400          93,648
  Ecolab, Inc. .............................................        3,800         152,950
  Engelhard Corp. ..........................................        3,900         107,952
  Great Lakes Chemical Corp. ...............................        1,800          43,704
  *Hercules, Inc. ..........................................        3,200          32,000
  Pharmacia Corp. ..........................................       39,678       1,692,267
  Praxair, Inc. ............................................        4,900         270,725
  Rohm & Haas Co. ..........................................        6,800         235,484
  Sigma Aldrich Corp. ......................................        2,400          94,584
                                                                             ------------
                                                                                5,404,228
                                                                             ------------
Communications -- 8.4%
  *ADC Telecommunications, Inc. ............................       23,700         109,020
  ALLTEL Corp. .............................................        9,600         592,608
  *Andrew Corp. ............................................        2,600          56,914
  *AOL Time Warner, Inc. ...................................      136,121       4,369,484
  AT&T Corp. ...............................................      108,514       1,968,444
  *AT&T Wireless Services, Inc. ............................       76,915       1,105,269
  *Avaya, Inc. .............................................        8,566         104,077

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  BellSouth Corp. ..........................................       57,200    $  2,182,180
  CenturyTel, Inc. .........................................        4,300         141,040
  *CIENA Corp. .............................................       10,200         145,962
  *Citizens Communications Co. .............................        8,200          87,412
  *Comcast Corp., Special Class A Non-Voting................       28,700       1,033,200
  *Comverse Technology, Inc. ...............................        5,300         118,561
  Corning, Inc. ............................................       28,300         252,436
  *JDS Uniphase Corp. ......................................       40,300         349,804
  Lucent Technologies, Inc. ................................      104,500         657,305
  *Nextel Communications, Inc., Class A.....................       22,800         249,888
  Nortel Networks Corp. ....................................       96,600         724,500
  *Qualcomm, Inc. ..........................................       23,400       1,181,700
  Qwest Communications International, Inc. .................       50,923         719,542
  SBC Communications, Inc. .................................      103,458       4,052,450
  Scientific-Atlanta, Inc. .................................        4,900         117,306
  Sprint Corp. .............................................       27,100         544,168
  *Sprint Corp. (PCS Group).................................       30,200         737,182
  *Tellabs, Inc. ...........................................       12,600         188,496
  *Univision Communications, Inc., Class A..................        6,400         258,944
  Verizon Communications....................................       83,102       3,944,021
  *WorldCom, Inc. ..........................................       90,400       1,272,832
                                                                             ------------
                                                                               27,264,745
                                                                             ------------
Computers -- 5.7%
  *Apple Computer, Inc. ....................................       10,600         232,140
  *Cisco Systems, Inc. .....................................      224,857       4,072,160
  Compaq Computer Corp. ....................................       52,000         507,520
  *Computer Sciences Corp. .................................        5,200         254,696
  *Dell Computer Corp. .....................................       80,100       2,177,118
  *EMC Corp. ...............................................       67,800         911,232
  *Gateway, Inc. ...........................................        9,900          79,596
  Hewlett Packard Co. ......................................       59,100       1,213,914
  International Business Machines Corp. ....................       52,817       6,388,744
  *NCR Corp. ...............................................        2,900         106,894
  *Network Appliance, Inc. .................................        9,600         209,952
  *Palm, Inc. ..............................................       17,318          67,194
  *Siebel Systems, Inc. ....................................       14,000         391,720
  *Sun Microsystems, Inc. ..................................       99,100       1,218,930
  Symbol Technologies, Inc. ................................        6,600         104,808
  *Unisys Corp. ............................................        9,600         120,384
  *Veritas Software Corp. ..................................       12,000         537,960
                                                                             ------------
                                                                               18,594,962
                                                                             ------------
Consumer Products -- 1.7%
  Clorox Co. ...............................................        7,300         288,715
  Fortune Brands, Inc. .....................................        4,500         178,155
  Grainger (W.W.), Inc. ....................................        2,900         139,200
  *Ingersoll Rand Co. ......................................        5,100         213,231
  Kimberly-Clark Corp. .....................................       16,300         974,740
  Maytag Corp. .............................................        2,400          74,472

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products (Continued)
  Newell Rubbermaid, Inc. ..................................        8,300    $    228,831
  Pall Corp. ...............................................        3,700          89,022
  Procter & Gamble Co. .....................................       39,579       3,131,886
  Stanley Works, Inc. ......................................        2,700         125,739
  Tupperware Corp. .........................................        1,700          32,725
  Whirlpool Corp. ..........................................        2,100         153,993
                                                                             ------------
                                                                                5,630,709
                                                                             ------------
Containers -- 0.1%
  Ball Corp. ...............................................          900          63,630
  Bemis Co., Inc. ..........................................        1,600          78,688
  *Pactiv Corp. ............................................        4,500          79,875
  *Sealed Air Corp. ........................................        2,600         106,132
                                                                             ------------
                                                                                  328,325
                                                                             ------------
Cosmetics and Toiletries -- 0.8%
  Alberto-Culver Co., Class B...............................        1,700          76,058
  Avon Products, Inc. ......................................        7,400         344,100
  Colgate-Palmolive Co. ....................................       17,400       1,004,850
  Gillette Co. .............................................       32,600       1,088,840
  International Flavors & Fragrances, Inc. .................        2,700          80,217
                                                                             ------------
                                                                                2,594,065
                                                                             ------------
Drugs & Health Care -- 11.8%
  Abbott Laboratories.......................................       47,667       2,657,435
  Aetna, Inc. ..............................................        4,200         138,558
  Allergan, Inc. ...........................................        4,000         300,200
  American Home Products Corp. .............................       40,500       2,485,080
  Amerisource Bergen Corp. .................................        3,154         200,437
  Bausch & Lomb, Inc. ......................................        1,600          60,256
  Baxter International, Inc. ...............................       18,200         976,066
  Becton, Dickinson & Co. ..................................        7,800         258,570
  *Biogen, Inc. ............................................        4,500         258,075
  Bristol-Myers Squibb Co. .................................       59,762       3,047,862
  Cardinal Health, Inc. ....................................       13,700         885,842
  *Chiron Corp. ............................................        5,700         249,888
  CVS Corp. ................................................       12,100         358,160
  Eli Lilly & Co. ..........................................       34,570       2,715,128
  *Forest Laboratories, Inc. ...............................        5,400         442,530
  HCA - The Healthcare Co. .................................       16,500         635,910
  *Health Management Associates, Inc., Class A..............        7,500         138,000
  *HealthSouth Corp. .......................................       12,200         180,804
  *Humana, Inc. ............................................        5,000          58,950
  *Immunex Corp. ...........................................       16,400         454,444
  IMS Health, Inc. .........................................        9,100         177,541
  Johnson & Johnson.........................................       94,010       5,555,991
  *King Pharmaceuticals, Inc. ..............................        7,233         304,726
  McKesson HBOC, Inc. ......................................        8,800         329,120
  *Medimmune, Inc. .........................................        6,600         305,910
  Merck & Co., Inc. ........................................       69,744       4,100,947
  Pfizer, Inc. .............................................      192,753       7,681,207

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  Schering Plough Corp. ....................................       44,600    $  1,597,126
  *Tenet Healthcare Corp. ..................................        9,900         581,328
  UnitedHealth Group, Inc. .................................        9,800         693,546
  *Watson Pharmaceuticals, Inc. ............................        3,200         100,448
  *Wellpoint Health Networks, Inc. .........................        2,000         233,700
                                                                             ------------
                                                                               38,163,785
                                                                             ------------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................       11,100         492,729
  *Conexant Systems, Inc. ..................................        7,000         100,520
                                                                             ------------
                                                                                  593,249
                                                                             ------------
Electronics -- 5.6%
  *Advanced Micro Devices, Inc. ............................       10,700         169,702
  *Agilent Technologies, Inc. ..............................       14,037         400,195
  Emerson Electric Co. .....................................       13,200         753,720
  General Electric Co. .....................................      304,699      12,212,336
  Johnson Controls, Inc. ...................................        2,700         218,025
  Molex, Inc. ..............................................        6,125         189,569
  Motorola, Inc. ...........................................       66,800       1,003,336
  PerkinElmer, Inc. ........................................        3,500         122,570
  *Power-One, Inc. .........................................        2,300          23,943
  RadioShack Corp. .........................................        5,700         171,570
  Rockwell International Corp. .............................        5,600         100,016
  *Sanmina Corp. ...........................................       16,100         320,390
  *Solectron Corp. .........................................       24,600         277,488
  *Tektronix, Inc. .........................................        2,800          72,184
  *Teradyne, Inc. ..........................................        5,300         159,742
  Texas Instruments, Inc. ..................................       52,900       1,481,200
  Thomas & Betts Corp. .....................................        1,700          35,955
  *Xilinx, Inc. ............................................       10,100         394,405
                                                                             ------------
                                                                               18,106,346
                                                                             ------------
Energy -- 1.4%
  *AES Corp. ...............................................       16,100         263,235
  *American Power Conversion Corp. .........................        6,000          86,760
  DTE Energy Co. ...........................................        5,100         213,894
  Dynegy, Inc., Class A.....................................        9,900         252,450
  FPL Group, Inc. ..........................................        5,500         310,200
  *Mirant Corp. ............................................       10,629         170,277
  Royal Dutch Petroleum Co. ................................       65,075       3,189,976
  Teco Energy, Inc. ........................................        4,200         110,208
                                                                             ------------
                                                                                4,597,000
                                                                             ------------
Entertainment -- 0.4%
  Walt Disney Co. ..........................................       63,600       1,317,792
                                                                             ------------
Finance -- 6.6%
  Ambac Financial Group, Inc. ..............................        3,150         182,259
  American Express Co. .....................................       40,300       1,438,307
  Bear Stearns Companies, Inc. .............................        3,000         175,920
  Capital One Financial Corp. ..............................        6,400         345,280

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Citigroup, Inc. ..........................................      157,693    $  7,960,343
  Countrywide Credit Industries, Inc. ......................        3,500         143,395
  Equifax, Inc. ............................................        4,300         103,845
  First Data Corp. .........................................       11,900         933,555
  FleetBoston Financial Corp. ..............................       32,012       1,168,438
  Franklin Resources, Inc. .................................        8,100         285,687
  H & R Block, Inc. ........................................        5,600         250,320
  Hartford Financial Services, Inc. ........................        7,500         471,225
  Household International, Inc. ............................       14,300         828,542
  Lehman Brothers Holdings, Inc. ...........................        7,500         501,000
  MBNA Corp. ...............................................       25,800         908,160
  Merrill Lynch & Co., Inc. ................................       25,900       1,349,908
  Morgan Stanley Dean Witter & Co. .........................       33,600       1,879,584
  Paychex, Inc. ............................................       11,550         402,517
  Providian Financial Corp. ................................        8,800          31,240
  State Street Corp. .......................................       10,000         522,500
  Stilwell Financial, Inc. .................................        7,000         190,540
  T.Rowe Price Group, Inc. .................................        3,800         131,974
  USA Education, Inc. ......................................        5,000         420,100
  Washington Mutual, Inc. ..................................       26,600         869,820
                                                                             ------------
                                                                               21,494,459
                                                                             ------------
Finance - Investment & Other -- 1.4%
  Charles Schwab Corp. .....................................       42,250         653,607
  Charter One Financial, Inc. ..............................        6,651         180,575
  Fannie Mae................................................       30,537       2,427,691
  Freddie Mac...............................................       21,100       1,379,940
                                                                             ------------
                                                                                4,641,813
                                                                             ------------
Food & Food Distributors -- 2.2%
  Albertson's, Inc. ........................................       12,300         387,327
  Archer-Daniels Midland Co. ...............................       19,737         283,226
  Campbell Soup Co. ........................................       12,300         367,401
  ConAgra, Inc. ............................................       16,400         389,828
  General Mills, Inc. ......................................       11,000         572,110
  Heinz (H.J.) Co. .........................................       10,700         439,984
  Hershey Foods Corp. ......................................        4,100         277,570
  Kellogg Co. ..............................................       12,300         370,230
  *Kroger Co. ..............................................       24,400         509,228
  *Safeway, Inc. ...........................................       15,700         655,475
  Sara Lee Corp. ...........................................       24,024         534,054
  *Starbucks Corp. .........................................       11,600         220,980
  Supervalu, Inc. ..........................................        4,300          95,116
  Sysco Corp. ..............................................       20,800         545,376
  Unilever N.V. ............................................       17,700       1,019,697
  Wrigley (Wm.) Jr., Co. ...................................        7,000         359,590
                                                                             ------------
                                                                                7,027,192
                                                                             ------------
Home Furnishings/Housewares -- 0.0%
  Leggett & Platt, Inc. ....................................        6,100         140,300
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       11,600    $    126,672
  Marriott International, Inc., Class A.....................        7,500         304,875
  Starwood Hotels & Resorts Worldwide, Inc. ................        5,900         176,115
                                                                             ------------
                                                                                  607,662
                                                                             ------------
Industrial Diversified -- 0.1%
  Parker-Hannifin Corp. ....................................        3,500         160,685
  Sherwin-Williams Co. .....................................        4,600         126,500
                                                                             ------------
                                                                                  287,185
                                                                             ------------
Insurance -- 4.2%
  AFLAC, Inc. ..............................................       15,800         388,048
  Allstate Corp. ...........................................       21,900         738,030
  American International Group, Inc. .......................       80,410       6,384,554
  Aon Corp. ................................................        8,000         284,160
  Chubb Corp. ..............................................        5,400         372,600
  Cigna Corp. ..............................................        4,500         416,925
  Cincinnati Financial Corp. ...............................        4,800         183,120
  *Conseco, Inc. ...........................................        9,900          44,154
  Jefferson-Pilot Corp. ....................................        4,700         217,469
  John Hancock Financial Services, Inc. ....................        9,400         388,220
  Lincoln National Corp. ...................................        5,800         281,706
  Loews Corp. ..............................................        5,900         326,742
  Marsh & McLennan Cos., Inc. ..............................        8,500         913,325
  MBIA, Inc. ...............................................        4,650         249,379
  MetLife, Inc. ............................................       22,200         703,296
  MGIC Investment Corp. ....................................        3,300         203,676
  Progressive Corp. ........................................        2,300         343,390
  Safeco Corp. .............................................        4,000         124,600
  St. Paul Cos., Inc. ......................................        6,700         294,599
  Torchmark Corp. ..........................................        4,000         157,320
  UnumProvident Corp. ......................................        7,500         198,825
  XL Capital Ltd. ..........................................        4,000         365,440
                                                                             ------------
                                                                               13,579,578
                                                                             ------------
Leisure & Amusements -- 0.3%
  Brunswick Corp. ..........................................        2,800          60,928
  Carnival Corp., Class A...................................       17,900         502,632
  *Harrah's Entertainment, Inc. ............................        3,600         133,236
  Mattel, Inc. .............................................       13,200         227,040
                                                                             ------------
                                                                                  923,836
                                                                             ------------
Machinery & Heavy Equipment -- 0.3%
  Caterpillar, Inc. ........................................       10,500         548,625
  Deere & Co. ..............................................        7,300         318,718
  Dover Corp. ..............................................        6,400         237,248
  *McDermott International, Inc. ...........................        1,700          20,859
                                                                             ------------
                                                                                1,125,450
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.1%
  Snap-On, Inc. ............................................        1,900    $     63,954
  *Waters Corp. ............................................        3,900         151,125
                                                                             ------------
                                                                                  215,079
                                                                             ------------
Manufacturing -- 2.6%
  Alcan Aluminium Ltd. .....................................        9,900         355,707
  Alcoa, Inc. ..............................................       26,240         932,832
  Allegheny Technologies, Inc. .............................        2,800          46,900
  Cooper Industries, Inc. ..................................        2,900         101,268
  Crane Co. ................................................        1,900          48,716
  Cummins Engine Co., Inc. .................................        1,300          50,102
  Danaher Corp. ............................................        4,400         265,364
  Eaton Corp. ..............................................        2,200         163,702
  Honeywell International, Inc. ............................       24,900         842,118
  Millipore Corp. ..........................................        1,400          84,980
  Minnesota Mining & Manufacturing Co. .....................       12,219       1,444,408
  PPG Industries, Inc. .....................................        5,200         268,944
  Textron, Inc. ............................................        4,300         178,278
  Tyco International Ltd. ..................................       61,156       3,602,088
                                                                             ------------
                                                                                8,385,407
                                                                             ------------
Manufacturing Equipment -- 0.3%
  Illinois Tool Works, Inc. ................................        9,300         629,796
  ITT Industries, Inc. .....................................        2,700         136,350
  *Thermo Electron Corp. ...................................        5,300         126,458
                                                                             ------------
                                                                                  892,604
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Amgen Corp. .............................................       31,804       1,795,018
  *Manor Care, Inc. ........................................        3,200          75,872
                                                                             ------------
                                                                                1,870,890
                                                                             ------------
Medical Equipment & Supplies -- 1.2%
  Applera Corp. ............................................        6,400         251,328
  Bard (C.R.), Inc. ........................................        1,600         103,200
  *Boston Scientific Corp. .................................       12,200         294,264
  *Genzyme Corp. ...........................................        6,400         383,104
  *Guidant Corp. ...........................................        9,500         473,100
  Medtronic, Inc. ..........................................       37,200       1,905,012
  Stryker Corp. ............................................        6,000         350,220
  *Zimmer Holdings, Inc. ...................................        6,026         184,034
                                                                             ------------
                                                                                3,944,262
                                                                             ------------
Medical Instruments -- 0.1%
  Biomet, Inc. .............................................        8,100         250,290
  *St. Jude Medical, Inc. ..................................        2,600         201,890
                                                                             ------------
                                                                                  452,180
                                                                             ------------
Metals & Mining -- 0.2%
  Barrick Gold Corp. .......................................       16,593         264,658
  *Freeport-McMoRan Copper & Gold, Inc. ....................        3,800          50,882
  *Inco Ltd. ...............................................        5,600          94,864

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Metals & Mining (Continued)
  Newmont Mining Corp. .....................................        6,100    $    116,571
  Phelps Dodge Corp. .......................................        2,500          81,000
  Placer Dome, Inc. ........................................        9,600         104,736
  Worthington Industries, Inc. .............................        2,700          38,340
                                                                             ------------
                                                                                  751,051
                                                                             ------------
Office Equipment & Supplies -- 0.3%
  Avery-Dennison Corp. .....................................        3,500         197,855
  Pitney Bowes, Inc. .......................................        7,700         289,597
  *Staples, Inc. ...........................................       13,900         259,930
  Xerox Corp. ..............................................       20,800         216,736
                                                                             ------------
                                                                                  964,118
                                                                             ------------
Oil & Gas -- 5.4%
  Amerada Hess Corp. .......................................        2,800         175,000
  Anadarko Petroleum Corp. .................................        7,649         434,846
  Apache Corp. .............................................        4,180         208,498
  Baker Hughes, Inc. .......................................       10,200         371,994
  Burlington Resources, Inc. ...............................        6,300         236,502
  ChevronTexaco Corp. ......................................       32,790       2,938,312
  Conoco, Inc. .............................................       18,800         532,040
  Devon Energy Corp. .......................................        3,900         150,735
  El Paso Corp. ............................................       15,841         706,667
  EOG Resources, Inc. ......................................        3,500         136,885
  Exxon Mobil Corp. ........................................      209,700       8,241,210
  Kerr-McGee Corp. .........................................        3,000         164,400
  KeySpan Corp. ............................................        4,100         142,065
  Kinder Morgan, Inc. ......................................        3,600         200,484
  *Nabors Industries, Inc. .................................        4,500         154,485
  *Noble Drilling Corp. ....................................        4,000         136,160
  Occidental Petroleum Corp. ...............................       11,500         305,095
  Phillips Petroleum Co. ...................................       11,500         692,990
  Sunoco, Inc. .............................................        2,600          97,084
  Transocean Sedco Forex, Inc. .............................        9,700         328,054
  Unocal Corp. .............................................        7,500         270,525
  USX-Marathon Group, Inc. .................................        9,300         279,000
  Williams Cos., Inc. ......................................       15,600         398,112
                                                                             ------------
                                                                               17,301,143
                                                                             ------------
Oil Equipment & Services -- 0.4%
  Halliburton Co. ..........................................       13,200         172,920
  *Rowan Cos., Inc. ........................................        2,900          56,173
  Schlumberger Ltd. ........................................       17,400         956,130
                                                                             ------------
                                                                                1,185,223
                                                                             ------------
Paper & Forest Products -- 0.4%
  Boise Cascade Corp. ......................................        1,700          57,817
  Georgia Pacific Corp. ....................................        6,992         193,049
  International Paper Co. ..................................       14,921         602,062
  Louisiana-Pacific Corp. ..................................        3,700          31,228
  Mead Corp. ...............................................        3,100          95,759

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products (Continued)
  Temple Inland, Inc. ......................................        1,400    $     79,422
  Westvaco Corp. ...........................................        3,100          88,195
  Willamette Industries, Inc. ..............................        3,500         182,420
                                                                             ------------
                                                                                1,329,952
                                                                             ------------
Photography Equipment & Supplies -- 0.1%
  Eastman Kodak Co. ........................................        8,900         261,927
                                                                             ------------
Railroads -- 0.4%
  Burlington Northern Santa Fe Corp. .......................       12,000         342,360
  CSX Corp. ................................................        6,700         234,835
  Norfolk Southern Corp. ...................................       11,900         218,127
  Union Pacific Corp., Series A.............................        7,700         438,900
                                                                             ------------
                                                                                1,234,222
                                                                             ------------
Real Estate -- 0.3%
  Equity Office Properties Trust............................       12,400         372,992
  Equity Residential Properties Trust.......................        8,000         229,680
  Weyerhaeuser Co. .........................................        6,700         362,336
                                                                             ------------
                                                                                  965,008
                                                                             ------------
Residential Construction -- 0.0%
  KB HOME...................................................        1,500          60,150
                                                                             ------------
Restaurants -- 0.5%
  Darden Restaurants, Inc. .................................        3,700         130,980
  McDonald's Corp. .........................................       39,300       1,040,271
  *Tricon Global Restaurants, Inc. .........................        4,500         221,400
  Wendy's International, Inc. ..............................        3,700         107,929
                                                                             ------------
                                                                                1,500,580
                                                                             ------------
Retail Merchandising -- 6.3%
  *Bed, Bath & Beyond, Inc. ................................        8,800         298,320
  *Best Buy Co., Inc. ......................................        6,400         476,672
  Big Lots, Inc. ...........................................        3,200          33,280
  Circuit City Stores, Inc. ................................        6,300         163,485
  *Costco Wholesale Corp. ..................................       13,800         612,444
  Dillard's, Inc., Class A..................................        2,200          35,200
  Dollar General Corp. .....................................       10,375         154,587
  Family Dollar Stores, Inc. ...............................        5,300         158,894
  *Federated Department Stores, Inc. .......................        6,000         245,400
  Gap, Inc. ................................................       26,000         362,440
  Hasbro, Inc. .............................................        5,400          87,642
  Home Depot, Inc. .........................................       71,747       3,659,814
  *Kmart Corp. .............................................       15,200          82,992
  *Kohls Corp. .............................................       10,100         711,444
  Limited, Inc. ............................................       13,000         191,360
  Lowe's Cos., Inc. ........................................       23,600       1,095,276
  May Department Stores Co. ................................        9,200         340,216
  Nordstrom, Inc. ..........................................        4,200          84,966
  *Office Depot, Inc. ......................................        9,100         168,714
  Penney (J.C.) Co., Inc. ..................................        8,100         217,890
  Sears, Roebuck & Co. .....................................       10,200         485,928

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising (Continued)
  Target Corp. .............................................       27,300    $  1,120,665
  Tiffany & Co., Inc. ......................................        4,600         144,762
  TJX Cos., Inc. ...........................................        8,600         342,796
  *Toys "R" Us, Inc. .......................................        6,100         126,514
  Wal-Mart Stores, Inc. ....................................      136,637       7,863,459
  Walgreen Co. .............................................       30,900       1,040,094
  Winn-Dixie Stores, Inc. ..................................        4,600          65,550
                                                                             ------------
                                                                               20,370,804
                                                                             ------------
Semiconductors -- 3.4%
  *Altera Corp. ............................................       11,600         246,152
  *Applied Materials, Inc. .................................       24,700         990,470
  *Applied Micro Circuits Corp. ............................        9,200         104,144
  *Broadcom Corp., Class A..................................        8,000         326,960
  Intel Corp. ..............................................      206,387       6,490,871
  *Jabil Circuit, Inc. .....................................        5,800         131,776
  *KLA-Tencor Corp. ........................................        5,700         282,492
  Linear Technology Corp. ..................................        9,900         386,496
  *LSI Logic Corp. .........................................       11,100         175,158
  *Maxim Integrated Products, Inc. .........................        9,900         519,849
  *Micron Technology, Inc. .................................       18,300         567,300
  *National Semiconductor Corp. ............................        5,300         163,187
  *Novellus Systems, Inc. ..................................        4,300         169,635
  *NVIDIA Corp. ............................................        4,200         280,980
  *PMC-Sierra, Inc. ........................................        5,000         106,300
  *QLogic Corp. ............................................        2,900         129,079
  *Vitesse Semiconductors Corp. ............................        5,700          70,851
                                                                             ------------
                                                                               11,141,700
                                                                             ------------
Software -- 4.8%
  Adobe Systems, Inc. ......................................        7,400         229,770
  Autodesk, Inc. ...........................................        1,500          55,905
  *BMC Software, Inc. ......................................        7,600         124,412
  *Citrix Systems, Inc. ....................................        5,600         126,896
  Computer Associates International, Inc. ..................       17,800         613,922
  *Compuware Corp. .........................................       11,200         132,048
  *International Game Technology, Inc. .....................        2,300         157,090
  *Intuit, Inc. ............................................        6,200         265,236
  *Mercury Interactive Corp. ...............................        2,500          84,950
  *Microsoft Corp. .........................................      165,080      10,936,550
  *Novell, Inc. ............................................       10,200          46,818
  *Oracle Corp. ............................................      170,469       2,354,177
  *Parametric Technology Corp. .............................        8,400          65,604
  *PeopleSoft, Inc. ........................................        9,000         361,800
                                                                             ------------
                                                                               15,555,178
                                                                             ------------
Steel -- 0.1%
  Nucor Corp. ..............................................        2,400         127,104
  USX-U.S. Steel Group, Inc. ...............................        2,900          52,519
                                                                             ------------
                                                                                  179,623
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Tobacco -- 1.0%
  Philip Morris Cos., Inc. .................................       66,400    $  3,044,440
  UST, Inc. ................................................        5,000         175,000
                                                                             ------------
                                                                                3,219,440
                                                                             ------------
Travel -- 0.1%
  *Sabre Holdings Corp. ....................................        4,068         172,280
                                                                             ------------
Trucking -- 0.2%
  *FDX Corp. ...............................................        9,500         492,860
  Ryder System, Inc. .......................................        2,000          44,300
                                                                             ------------
                                                                                  537,160
                                                                             ------------
Utilities -- 2.2%
  Allegheny Energy, Inc. ...................................        3,800         137,636
  Ameren Corp. .............................................        4,300         181,890
  American Electric Power Co. ..............................        9,960         433,559
  *Calpine Corp. ...........................................        9,200         154,468
  Cinergy Corp. ............................................        5,000         167,150
  CMS Energy Corp. .........................................        4,000          96,120
  Consolidated Edison, Inc. ................................        6,500         262,340
  Constellation Energy Group................................        5,000         132,750
  Dominion Resources, Inc. .................................        7,900         474,790
  Duke Energy Corp. ........................................       23,400         918,684
  *Edison International.....................................       10,300         155,530
  Entergy Corp. ............................................        6,900         269,859
  Exelon Corp. .............................................        9,712         465,011
  FirstEnergy Corp. ........................................        8,886         310,832
  *Niagara Mohawk Holdings, Inc. ...........................        4,900          86,877
  Nicor, Inc. ..............................................        1,300          54,132
  NiSource, Inc. ...........................................        6,264         144,448
  Peoples Energy Corp. .....................................        1,100          41,723
  *PG&E Corp. ..............................................       12,000         230,880
  Pinnacle West Capital Corp. ..............................        2,700         112,995
  PP&L Corp. ...............................................        4,500         156,825
  Progress Energy, Inc. ....................................        6,526         293,866
  Public Service Enterprise Group, Inc. ....................        6,200         261,578
  Reliant Energy, Inc. .....................................        9,200         243,984
  Sempra Energy.............................................        6,207         152,382
  Southern Co. .............................................       20,800         527,280
  TXU Corp. ................................................        7,900         372,485
  Xcel Energy, Inc. ........................................       10,380         287,941
                                                                             ------------
                                                                                7,128,015
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 0.2%
  *Allied Waste Industries, Inc. ...........................        5,900    $     82,954
  Waste Management, Inc. ...................................       19,100         609,481
                                                                             ------------
                                                                                  692,435
                                                                             ------------
    TOTAL COMMON STOCK (COST $390,870,005)..................                  320,573,857
                                                                             ------------
SHORT TERM INVESTMENTS -- 0.8%
  BlackRock Provident Institutional Funds -- TempCash.......    1,307,141       1,307,141
  BlackRock Provident Institutional Funds -- TempFund.......    1,307,142       1,307,142
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $2,614,283)..........                    2,614,283
                                                                             ------------
    TOTAL INVESTMENTS -- 99.5% (COST $393,484,288)..........                  323,188,140
+OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%..............                    1,726,641
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $8.12 per share based on 39,998,846 shares
    of capital stock outstanding)...........................                 $324,914,781
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($324,914,781/39,998,846 shares outstanding)..............                 $       8.12
                                                                             ============

*Non-Income Producing.
+Cash of $510,000 segregated as initial margin for open futures contacts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 95.3%
Australia -- 2.4%
  National Australia Bank Ltd. .............................       59,044    $   962,935
  Santos Ltd. ..............................................      209,500        664,892
                                                                             -----------
                                                                               1,627,827
                                                                             -----------
Belgium -- 1.2%
  Dexia Belgium.............................................       56,660        814,747
                                                                             -----------
Brazil -- 1.0%
  Petroleo Brasileiro SA ADR................................       16,300        362,349
  Telecomunicacoes Brasileiras SA ADR.......................        8,211        328,440
                                                                             -----------
                                                                                 690,789
                                                                             -----------
Finland -- 1.2%
  Kesko Oyj.................................................       38,900        356,747
  *Sampo Oyj................................................       57,450        450,139
                                                                             -----------
                                                                                 806,886
                                                                             -----------
France -- 7.7%
  Air France................................................       24,810        363,164
  Alstom SA.................................................       14,815        164,755
  Assurances Generales de France............................       10,978        526,849
  Banque Nationale de Paris.................................        8,360        748,077
  Compagnie de Saint Gobain.................................        2,870        433,137
  Compagnie Francaise de Petroleum Total....................          500         71,408
  *Dexia Strips.............................................       45,100            402
  Michelin - (CGDE).........................................       20,633        680,651
  Schneider Electric SA.....................................        9,570        460,129
  Societe Generale..........................................        3,492        195,413
  Total Fina SA ADR.........................................       16,641      1,168,864
  Usinor Sacilor............................................       39,920        499,391
                                                                             -----------
                                                                               5,312,240
                                                                             -----------
Germany -- 7.4%
  Bayer AG..................................................       28,516        906,422
  Commerzbank AG............................................       53,190        821,681
  Deutsche Lufthansa AG.....................................       28,320        380,754
  Deutsche Post AG..........................................       53,660        740,553
  E.On AG...................................................       21,024      1,093,206
  HypoVereinsbank AG........................................       16,590        504,442
  Metallgesellschaft AG.....................................        7,195         60,603
  Volkswagen AG.............................................       11,820        550,418
                                                                             -----------
                                                                               5,058,079
                                                                             -----------
Greece -- 0.9%
  Hellenic Telecommunications Organization SA ADR...........       85,095        648,424
                                                                             -----------
Hong Kong -- 0.7%
  Swire Pacific Ltd., Class A...............................       94,000        512,321
                                                                             -----------
India -- 0.4%
  Videsh Sanchar Nigam Ltd. ................................       26,100        250,560
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Ireland -- 2.4%
  Bank of Ireland...........................................      107,855    $ 1,020,816
  *Elan Corp. Plc ADR.......................................       14,400        648,864
                                                                             -----------
                                                                               1,669,680
                                                                             -----------
Italy -- 5.6%
  *Banca Popolare di Bergamo Credito Varesino Spa...........       30,620        490,740
  Eni Spa...................................................       84,400      1,058,081
  *Finmeccanica Spa.........................................      921,140        795,557
  Istituto Bancario San Paolo di Torino Spa.................       34,972        375,216
  Snam Rete Gas Spa.........................................       24,400         64,524
  Telecom Italia Spa........................................      198,540      1,060,652
                                                                             -----------
                                                                               3,844,770
                                                                             -----------
Japan -- 18.4%
  77 Bank Ltd. .............................................      101,000        446,200
  Aiful Corp. ..............................................        8,950        579,094
  Canon, Inc. ..............................................       33,000      1,135,587
  Credit Saison Co. ........................................       51,500      1,002,022
  Fuji Machine Mfg. Co. Ltd. ...............................       23,000        300,092
  Honda Motor Co. Ltd. .....................................       20,000        798,108
  Konami Co. Ltd. ..........................................       11,300        335,396
  Lawson, Inc. .............................................       14,600        417,748
  Mabuchi Motor Co. Ltd. ...................................        8,200        675,721
  Matsumotokiyoshi Co. Ltd. ................................       18,700        660,621
  Mineba Co. Ltd. ..........................................       82,000        441,721
  Murata Manufacturing Co. Ltd. ............................        4,000        240,806
  Nippon Express Co. Ltd. ..................................      207,000        702,846
  Nishimatsu Construction Co. Ltd. .........................       60,800        179,997
  Nissan Motor Co. Ltd. ....................................      120,000        636,350
  Rinnai Corp. .............................................       34,400        553,823
  Rohm Co. Ltd. ............................................        2,300        303,426
  Shin-Etsu Chemical Co. Ltd. ..............................       18,000        646,879
  Shohkoh Fund & Co. Ltd. ..................................        3,050        242,027
  Sumitomo Bakelite Co. Ltd. ...............................       72,000        440,043
  Takeda Chemical Industries Ltd. ..........................       18,000        814,436
  TDK Corp. ................................................        8,200        386,663
  Yamaha Motor Co. Ltd. ....................................       62,500        380,074
  Yamanouchi Pharmaceuticals Co. Ltd. ......................       13,000        343,202
                                                                             -----------
                                                                              12,662,882
                                                                             -----------
Korea -- 1.3%
  Korea Electric Power ADR..................................       36,400        333,060
  Pohang Iron & Steel Co. Ltd. ADR..........................       24,760        569,480
                                                                             -----------
                                                                                 902,540
                                                                             -----------
Mexico -- 0.4%
  Telefonos de Mexico SA ADR................................        7,816        273,716
                                                                             -----------
Netherlands -- 8.5%
  ABN Amro Holding N.V. ....................................       59,455        957,637
  Akzo Nobel N.V. ..........................................       10,250        457,687
  Buhrmann N.V. ............................................       40,070        439,902

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Netherlands (Continued)
  Fortis N.V. ..............................................       48,660    $ 1,260,779
  Hunter Douglas N.V. ......................................       20,385        546,869
  Philips Electronics N.V. .................................       28,250        822,357
  Stork N.V. ...............................................       36,369        293,706
  Vedior N.V. ..............................................       45,750        548,697
  Wolters Klumer N.V. ......................................       24,900        567,562
                                                                             -----------
                                                                               5,895,196
                                                                             -----------
New Zealand -- 0.5%
  Telecom Corporation of New Zealand Ltd. ..................      180,093        374,954
                                                                             -----------
Norway -- 0.5%
  *Statoil ASA..............................................       54,990        377,052
                                                                             -----------
Portugal -- 1.9%
  Electricidade de Portugal SA..............................      257,520        559,467
  *Portugal Telecom SA......................................       92,948        724,139
                                                                             -----------
                                                                               1,283,606
                                                                             -----------
Singapore -- 2.1%
  Creative Technology Ltd. ADR..............................       34,950        286,590
  DBS Group Holdings Ltd. ..................................      157,000      1,173,355
                                                                             -----------
                                                                               1,459,945
                                                                             -----------
Spain -- 3.2%
  Endesa SA.................................................       77,396      1,210,777
  Repsol ADR................................................       66,670        968,715
                                                                             -----------
                                                                               2,179,492
                                                                             -----------
Sweden -- 1.5%
  Autoliv, Inc. SDR.........................................       30,100        602,592
  Investor AB - B Shares....................................       37,270        406,820
                                                                             -----------
                                                                               1,009,412
                                                                             -----------
Switzerland -- 5.8%
  Barry Callebaut AG - Registered Shares....................        3,758        388,749
  Clariant AG - Registered Shares...........................       35,340        665,170
  Givaudan AG - Registered Shares...........................          640        195,050
  Novartis AG - Registered Shares...........................       17,600        636,033
  Roche Holding AG - Registered Shares......................        9,510        678,758
  *United Bank of Switzerland AG - Registered Shares........       15,890        802,018
  Zurich Financial Services AG - Registered Shares..........        2,530        593,532
                                                                             -----------
                                                                               3,959,310
                                                                             -----------
Taiwan -- 0.3%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR...........       11,712        201,095
                                                                             -----------
United Kingdom -- 20.0%
  Allied Domecq Plc.........................................      161,800        959,016
  Barclays Plc..............................................       39,676      1,313,698
  BOC Group Plc.............................................       62,837        969,410
  British Aerospace Plc.....................................      206,898        931,973
  Bunzl Plc.................................................      160,954      1,030,720
  Cadbury Schweppes Plc.....................................       95,920        611,462

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  Diageo Plc................................................       89,468    $ 1,022,171
  Enterprise Oil Plc........................................      115,530        783,550
  Morgan Crucible Co. Plc...................................      208,096        581,502
  Rexam Plc.................................................      203,158      1,108,056
  Rio Tinto Plc.............................................       46,233        885,511
  *Royal & Sun Alliance Insurance Group Plc.................      198,386      1,139,778
  Scottish and Southern Energy Plc..........................       78,690        698,611
  Unilever Plc..............................................      122,370      1,004,478
  Wolseley Plc..............................................       80,721        675,524
                                                                             -----------
                                                                              13,715,460
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $71,143,964).....                  65,530,983
                                                                             -----------
SHORT TERM INVESTMENTS -- 1.4%
  BlackRock Provident Institutional Funds -- TempCash.......      464,931        464,931
  BlackRock Provident Institutional Funds -- TempFund.......      464,932        464,932
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $929,863)............                     929,863
                                                                             -----------
    TOTAL INVESTMENTS -- 96.7% (COST $72,073,827)...........                  66,460,846
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.3%...............                   2,284,811
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.20 per share based on 6,136,996 shares
    of capital stock outstanding)...........................                 $68,745,657
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($68,745,657/6,136,996 shares outstanding)................                 $     11.20
                                                                             ===========

ADR: American Depositary Receipt

SDR: Special Drawing Rights

*Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 94.9%
Aerospace & Defense -- 1.0%
  Rockwell Collins, Inc. ...................................       48,600    $   947,700
                                                                             -----------
Apparel -- 0.5%
  *Coach, Inc. .............................................       13,600        530,128
                                                                             -----------
Banks -- 0.2%
  *Silicon Valley Bancshares................................        7,400        197,802
                                                                             -----------
Business & Consumer Services -- 18.5%
  *Affiliated Computer Services, Inc. ......................       26,000      2,759,380
  *Apollo Group, Inc. ......................................        5,900        265,559
  *BISYS Group, Inc. .......................................       13,300        851,067
  *Catalina Marketing Corp. ................................       15,300        530,910
  *Ceridian Corp. ..........................................       36,700        688,125
  *ChoicePoint, Inc. .......................................       17,000        861,730
  *Concord EFS, Inc. .......................................       70,600      2,314,268
  *Convergys Corp. .........................................       25,600        959,744
  *Fiserv, Inc. ............................................       11,100        469,752
  *Internet Security Systems, Inc. .........................       11,800        378,308
  *Iron Mountain, Inc. .....................................       19,400        849,720
  *KPMG Consulting, Inc. ...................................       57,700        956,089
  *Lamar Advertising Co. ...................................       29,500      1,249,030
  Manpower, Inc. ...........................................       34,300      1,156,253
  *Robert Half International, Inc. .........................       56,900      1,519,230
  *TMP Worldwide, Inc. .....................................       10,600        454,740
  *VeriSign, Inc. ..........................................       22,000        836,880
  Viad Corp. ...............................................       21,600        511,488
  *Weight Watchers International, Inc. .....................       17,700        598,614
                                                                             -----------
                                                                              18,210,887
                                                                             -----------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............        5,100        300,900
                                                                             -----------
Communications -- 5.9%
  *Brocade Communications Systems, Inc. ....................        7,300        241,776
  *Charter Communications, Inc., Class A....................       56,000        920,080
  *Cox Radio, Inc., Class A.................................       26,500        675,220
  *Entercom Communications Corp. ...........................        6,000        300,000
  *L-3 Communications Corp. ................................        8,800        792,000
  *Rogers Communications, Inc. .............................       38,400        645,120
  *Triton PCS Holdings, Inc., Class A.......................       26,200        768,970
  *Western Wireless Corp., Class A..........................       49,700      1,404,025
                                                                             -----------
                                                                               5,747,191
                                                                             -----------
Computers -- 1.1%
  *RealNetworks, Inc. ......................................       22,100        131,274
  *Siebel Systems, Inc. ....................................        7,400        207,052
  *SunGard Data Systems, Inc. ..............................       19,100        552,563
  Symbol Technologies, Inc. ................................       11,800        187,384
                                                                             -----------
                                                                               1,078,273
                                                                             -----------
Drugs & Health Care -- 13.3%
  *Alkermes, Inc. ..........................................       21,900        577,284
  Allergan, Inc. ...........................................       10,600        795,530

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  Amerisource Bergen Corp. .................................       19,700    $ 1,251,935
  *Cephalon, Inc. ..........................................       14,700      1,111,099
  *Gilead Sciences, Inc. ...................................       25,300      1,662,716
  *Health Management Associates, Inc., Class A..............       36,700        675,280
  *Human Genome Sciences, Inc. .............................       10,300        347,316
  *IDEC Pharmaceuticals Corp. ..............................       10,700        737,551
  *King Pharmaceuticals, Inc. ..............................       22,100        931,073
  *Medimmune, Inc. .........................................       25,100      1,163,385
  *Protein Design Labs, Inc. ...............................        3,000         98,400
  *Shire Pharmaceuticals Group..............................       18,500        677,100
  Teva Pharmaceutical Industries Ltd., ADR..................       11,800        727,234
  *Vertex Pharmaceuticals, Inc. ............................       11,100        272,949
  *WebMD Corp. .............................................        7,500         52,950
  *Wellpoint Health Networks, Inc. .........................       16,600      1,939,710
                                                                             -----------
                                                                              13,021,512
                                                                             -----------
Electronic Instruments -- 0.4%
  *Analog Devices, Inc. ....................................        9,900        439,461
                                                                             -----------
Electronics -- 1.4%
  *Celestica, Inc. .........................................       16,100        650,279
  *Sanmina Corp. ...........................................       36,600        728,340
                                                                             -----------
                                                                               1,378,619
                                                                             -----------
Finance -- 2.4%
  Capital One Financial Corp. ..............................        7,300        393,835
  *Certegy, Inc. ...........................................       29,500      1,009,490
  Franklin Resources, Inc. .................................       26,600        938,182
                                                                             -----------
                                                                               2,341,507
                                                                             -----------
Finance - Investment & Other -- 4.0%
  Federated Investors, Inc., Class B........................       22,900        730,052
  Legg Mason, Inc. .........................................        8,100        404,838
  Nationwide Financial Services, Inc. ......................        3,700        153,402
  PMI Group, Inc. ..........................................        8,900        596,389
  Waddell & Reed Financial, Inc. ...........................       62,400      2,009,280
                                                                             -----------
                                                                               3,893,961
                                                                             -----------
Food & Food Distributors -- 2.5%
  *Starbucks Corp. .........................................       36,600        697,230
  Sysco Corp. ..............................................       15,000        393,300
  *Whole Foods Market, Inc. ................................       32,300      1,406,988
                                                                             -----------
                                                                               2,497,518
                                                                             -----------
Healthcare Services -- 1.4%
  *Abgenix, Inc. ...........................................        6,600        222,024
  *Laboratory Corp. of America Holdings.....................       14,200      1,148,070
                                                                             -----------
                                                                               1,370,094
                                                                             -----------
Industrial -- 0.3%
  *MSC Industrial Direct Co., Inc. .........................       17,400        343,650
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 4.7%
  ACE Ltd. .................................................       17,300    $   694,595
  Allmerica Financial Corp. ................................       17,500        779,625
  *Principal Financial Group................................       18,000        432,000
  Progressive Corp. ........................................        7,000      1,045,100
  *Protective Life Corp. ...................................       20,600        595,958
  Radian Group, Inc. .......................................       24,400      1,047,980
                                                                             -----------
                                                                               4,595,258
                                                                             -----------
Manufacturing -- 1.7%
  *Cabot Microelectronics Corp. ............................        2,900        229,825
  Danaher Corp. ............................................       16,200        977,022
  Teleflex, Inc. ...........................................        9,600        454,176
                                                                             -----------
                                                                               1,661,023
                                                                             -----------
Manufacturing Equipment -- 1.0%
  ITT Industries, Inc. .....................................       19,700        994,850
                                                                             -----------
Medical & Medical Services -- 4.8%
  *Anthem, Inc. ............................................       20,500      1,014,750
  *Biovail Corp. ...........................................       10,000        562,500
  *DaVita, Inc. ............................................       29,500        721,275
  *Lincare Holdings, Inc. ..................................       23,400        670,410
  Omnicare, Inc. ...........................................       71,700      1,783,896
                                                                             -----------
                                                                               4,752,831
                                                                             -----------
Medical Equipment & Supplies -- 2.7%
  *Apogent Technologies, Inc. ..............................       44,000      1,135,200
  *Invitrogen Corp. ........................................       10,300        637,879
  *Waters Corp. ............................................       22,100        856,375
                                                                             -----------
                                                                               2,629,454
                                                                             -----------
Oil & Gas -- 5.4%
  Devon Energy Corp. .......................................       24,500        946,925
  Diamond Offshore Drilling, Inc. ..........................       36,800      1,118,720
  EOG Resources, Inc. ......................................       26,500      1,036,415
  Ocean Energy, Inc. .......................................       58,900      1,130,880
  *Smith International, Inc. ...............................       17,700        949,074
  XTO Energy, Inc. .........................................        4,700         82,250
                                                                             -----------
                                                                               5,264,264
                                                                             -----------
Oil Equipment & Services -- 1.9%
  *BJ Services Co. .........................................       41,800      1,356,410
  *Cooper Cameron Corp. ....................................       12,800        516,608
                                                                             -----------
                                                                               1,873,018
                                                                             -----------
Restaurants -- 0.9%
  *Outback Steakhouse, Inc. ................................       25,300        866,525
                                                                             -----------
Retail Merchandising -- 6.5%
  *Best Buy Co., Inc. ......................................       16,200      1,206,576
  *BJ's Wholesale Club, Inc. ...............................       17,300        762,930
  *Dollar Tree Stores, Inc. ................................       37,500      1,159,125
  Family Dollar Stores, Inc. ...............................       41,100      1,232,178

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising (Continued)
  *O'Reilly Automotive, Inc. ...............................       29,400    $ 1,072,218
  TJX Cos., Inc. ...........................................       23,900        952,654
                                                                             -----------
                                                                               6,385,681
                                                                             -----------
Semiconductors -- 4.9%
  *Intersil Holding Corp. ..................................       14,600        470,850
  *Jabil Circuit, Inc. .....................................       29,200        663,424
  *KLA-Tencor Corp. ........................................       14,000        693,840
  *Lattice Semiconductor Corp. .............................       54,700      1,125,179
  *Maxim Integrated Products, Inc. .........................       18,400        966,184
  Molex, Inc., Class A......................................       15,000        405,750
  *Novellus Systems, Inc. ..................................       11,800        465,510
                                                                             -----------
                                                                               4,790,737
                                                                             -----------
Software -- 3.4%
  Adobe Systems, Inc. ......................................       14,600        453,330
  *Electronic Arts..........................................       16,900      1,013,155
  *Informatica Corp. .......................................       17,200        249,572
  *Intuit, Inc. ............................................       10,700        457,746
  *Lawson Software, Inc. ...................................        4,300         67,725
  *Mercury Interactive Corp. ...............................       16,900        574,262
  NetIQ Corp. ..............................................          400         14,104
  *Peregrine Systems, Inc. .................................       36,900        547,227
                                                                             -----------
                                                                               3,377,121
                                                                             -----------
Technology -- 0.8%
  *Garmin Ltd. .............................................       13,200        281,424
  *Sepracor, Inc. ..........................................        9,500        542,070
                                                                             -----------
                                                                                 823,494
                                                                             -----------
Transportation -- 0.8%
  Expeditors International of Washington, Inc. .............        9,500        541,025
  Robinson (C.H.) Worldwide, Inc. ..........................        7,500        216,863
                                                                             -----------
                                                                                 757,888
                                                                             -----------
Travel -- 1.0%
  *Sabre Holdings Corp. ....................................       22,100        935,935
                                                                             -----------
Waste Management -- 1.2%
  *Republic Services, Inc. .................................       61,600      1,230,152
                                                                             -----------
    TOTAL COMMON STOCK (COST $86,430,866)...................                  93,237,434
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 5.4%
  BlackRock Provident Institutional Funds -- TempCash.......    2,651,451    $ 2,651,451
  BlackRock Provident Institutional Funds -- TempFund.......    2,651,450      2,651,450
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $5,302,901)..........                   5,302,901
                                                                             -----------
    TOTAL INVESTMENTS -- 100.3% (COST $91,733,768)..........                  98,540,335
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%).............                    (326,356)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $20.01 per share based on 4,908,159 shares
    of capital stock outstanding)...........................                 $98,213,979
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($98,213,979/4,908,159 shares outstanding)................                 $     20.01
                                                                             ===========

ADR: American Depositary Receipt

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 44.7%
Aerospace & Defense -- 0.2%
  General Dynamics Corp. ...................................        2,100    $   167,244
                                                                             -----------
Banks -- 0.9%
  J.P. Morgan Chase & Co. ..................................       17,400        632,490
                                                                             -----------
Beverages -- 1.2%
  Anheuser-Busch Cos., Inc. ................................        7,100        320,991
  PepsiCo, Inc. ............................................        9,950        484,465
                                                                             -----------
                                                                                 805,456
                                                                             -----------
Broadcasting & Publishing -- 0.4%
  *Viacom, Inc., Class B....................................        6,850        302,427
                                                                             -----------
Business & Consumer Services -- 2.7%
  *Cendant Corp. ...........................................       25,300        496,133
  *eBay, Inc. ..............................................       17,900      1,197,510
  *VeriSign, Inc. ..........................................        4,000        152,160
                                                                             -----------
                                                                               1,845,803
                                                                             -----------
Communications -- 2.1%
  *AOL Time Warner, Inc. ...................................       10,550        338,655
  *JDS Uniphase Corp. ......................................        8,100         70,308
  Nokia Corp. ADR...........................................       39,700        973,841
  *Qualcomm, Inc. ..........................................        1,300         65,650
                                                                             -----------
                                                                               1,448,454
                                                                             -----------
Computers -- 2.0%
  *Dell Computer Corp. .....................................       23,250        631,935
  *Sun Microsystems, Inc. ..................................       60,050        738,615
                                                                             -----------
                                                                               1,370,550
                                                                             -----------
Drugs & Health Care -- 11.9%
  Abbott Laboratories.......................................       11,800        657,850
  American Home Products Corp. .............................       13,200        809,952
  Amerisource Bergen Corp. .................................       13,325        846,804
  Baxter International, Inc. ...............................       13,600        729,368
  Cardinal Health, Inc. ....................................        4,800        310,368
  *Forest Laboratories, Inc. ...............................        5,700        467,115
  Gilead Sciences, Inc. ....................................        5,600        368,032
  *Immunex Corp. ...........................................       15,050        417,035
  Johnson & Johnson.........................................       13,550        800,805
  King Pharmaceuticals, Inc. ...............................       11,300        476,069
  *Medimmune, Inc. .........................................        4,100        190,035
  Merck & Co., Inc. ........................................       13,550        796,740
  Pfizer, Inc. .............................................       14,400        573,840
  *Tenet Healthcare Corp. ..................................       13,450        789,784
                                                                             -----------
                                                                               8,233,797
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronic Instruments -- 0.5%
  *Analog Devices, Inc. ....................................        7,100    $   315,169
                                                                             -----------
Electronics -- 1.6%
  *Flextronics International Ltd. ..........................        7,050        169,129
  General Electric Co. .....................................       19,950        799,596
  Texas Instruments, Inc....................................        5,800        162,400
                                                                             -----------
                                                                               1,131,125
                                                                             -----------
Finance -- 4.7%
  Capital One Financial Corp. ..............................        3,150        169,942
  Citigroup, Inc. ..........................................       22,600      1,140,848
  First Data Corp. .........................................       13,800      1,082,610
  Merrill Lynch & Co., Inc. ................................       16,200        844,344
                                                                             -----------
                                                                               3,237,744
                                                                             -----------
Finance - Investment & Other -- 0.5%
  Freddie Mac...............................................        5,050        330,270
                                                                             -----------
Insurance -- 2.2%
  American International Group, Inc. .......................       12,643      1,003,854
  Chubb Corp. ..............................................        4,850        334,650
  Marsh & McLennan Cos., Inc. ..............................        1,450        155,802
                                                                             -----------
                                                                               1,494,306
                                                                             -----------
Manufacturing -- 2.1%
  Tyco International Ltd. ..................................       24,500      1,443,050
                                                                             -----------
Medical & Medical Services -- 1.1%
  *Amgen Corp. .............................................        9,700        547,468
  HCR Manor Care, Inc. .....................................       10,100        239,471
                                                                             -----------
                                                                                 786,939
                                                                             -----------
Medical Equipment & Supplies -- 1.4%
  Genzyme Corp. ............................................        6,200        371,132
  Medtronic, Inc. ..........................................       11,000        563,310
                                                                             -----------
                                                                                 934,442
                                                                             -----------
Oil & Gas -- 0.7%
  ChevronTexaco Corp. ......................................        3,927        351,898
  Transocean Sedco Forex, Inc. .............................        3,248        109,847
                                                                             -----------
                                                                                 461,745
                                                                             -----------
Retail Merchandising -- 3.0%
  Home Depot, Inc. .........................................       11,625        592,991
  Lowe's Cos., Inc. ........................................        7,000        324,870
  Wal-Mart Stores, Inc. ....................................       20,000      1,151,000
                                                                             -----------
                                                                               2,068,861
                                                                             -----------
Semiconductors -- 2.1%
  Intel Corp. ..............................................       12,000        377,400
  Linear Technology Corp. ..................................        4,000        156,160
  *Micron Technology, Inc. .................................        8,300        257,300
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR...........       39,750        682,507
                                                                             -----------
                                                                               1,473,367
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 2.7%
  *Intuit, Inc. ............................................        9,050    $   387,159
  Microsoft Corp. ..........................................       18,350      1,215,687
  *Oracle Corp. ............................................       20,550        283,796
                                                                             -----------
                                                                               1,886,642
                                                                             -----------
Tobacco -- 0.7%
  Philip Morris Cos., Inc. .................................       10,250        469,963
                                                                             -----------
    TOTAL COMMON STOCK (COST $28,896,272)...................                  30,839,844
                                                                             -----------

                                                               MATURITY
                                                                 DATE          PAR
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       ----------    ----------
U.S. TREASURY BONDS -- 6.5%
  U.S. Treasury Bonds, 7.25%................................  05/15/2016    $2,500,000      2,890,333
  U.S. Treasury Bonds, 6.25%................................  08/15/2023       500,000        529,297
  U.S. Treasury Bonds, 6.13%................................  08/15/2029     1,000,000      1,061,328
                                                                                          -----------
    TOTAL U.S. TREASURY BONDS (COST $4,403,106).............                                4,480,958
                                                                                          -----------
U.S. TREASURY NOTES -- 9.1%
  U.S. Treasury Notes, 4.25%................................  11/15/2003       500,000        511,914
  U.S. Treasury Notes, 5.88%................................  11/15/2004       500,000        529,414
  U.S. Treasury Notes, 5.75%................................  08/15/2010     5,000,000      5,248,830
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $5,994,107).............                                6,290,158
                                                                                          -----------
AGENCY OBLIGATIONS -- 14.2%
  Federal Home Loan Bank, 5.88%.............................  11/15/2007     1,000,000      1,040,990
  Federal Home Loan Mortgage Corp., 5.00%...................  01/15/2004     1,000,000      1,031,952
  Federal Home Loan Mortgage Corp., 9.00%...................  08/01/2004       210,463        217,632
  Federal Home Loan Mortgage Corp., 9.00%...................  12/01/2004       216,890        226,515
  Federal Home Loan Mortgage Corp., 9.50%...................  08/01/2005       177,190        183,724
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006        47,177         49,934
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008       123,788        129,087
  Federal National Mortgage Association, 6.41%..............  03/08/2006     1,000,000      1,063,166
  Federal National Mortgage Association, 7.00%..............  03/01/2008       142,187        148,274
  Federal National Mortgage Association, 7.75%..............  03/01/2008        71,407         74,910
  Federal National Mortgage Association, 7.75%..............  05/01/2008        45,776         48,022
  Federal National Mortgage Association, 10.50%.............  03/01/2018       125,214        142,548
  Federal National Mortgage Association, 8.00%..............  06/01/2023       575,263        610,139
  Federal National Mortgage Association, 8.50%..............  10/01/2026       440,564        474,707
  Federal National Mortgage Association, 8.00%..............  10/01/2027       230,709        244,695
  Federal National Mortgage Association, 8.00%..............  01/01/2028       324,322        344,491
  Federal National Mortgage Association, 7.50%..............  05/01/2028       292,208        304,079
  Federal National Mortgage Association, 7.00%..............  01/01/2030       633,173        646,232
  Government National Mortgage Association, 8.00%...........  03/15/2007        47,806         50,615
  Government National Mortgage Association, 7.50%...........  11/15/2007       322,740        338,373
  Government National Mortgage Association, 8.00%...........  08/15/2008       207,311        219,944
  Government National Mortgage Association, 6.50%...........  10/15/2008       716,345        744,327
  Government National Mortgage Association, 7.50%...........  09/15/2015       659,206        692,991
  Government National Mortgage Association, 7.50%...........  06/15/2023       765,892        800,836
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $9,420,494)..............                                9,828,183
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 19.9%
Aerospace & Defense -- 1.1%
  United Technologies Corp., 6.35%..........................  03/01/2011    $  750,000    $   762,783
                                                                                          -----------
Banks -- 1.2%
  Bank of America Corp., 7.13%..............................  09/15/2006       750,000        807,926
                                                                                          -----------
Beverages -- 1.6%
  Anheuser-Busch Cos., Inc., 7.50%..........................  03/15/2012     1,000,000      1,121,807
                                                                                          -----------
Communications -- 1.1%
  SBC Communications, Inc., 6.25%...........................  03/15/2011       750,000        765,930
                                                                                          -----------
Computers -- 2.0%
  Electronic Data Systems, 6.85%............................  10/15/2004     1,000,000      1,072,730
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        254,382
                                                                                          -----------
                                                                                            1,327,112
                                                                                          -----------
Entertainment -- 1.0%
  Walt Disney Co., 4.88%....................................  07/02/2004       650,000        653,536
                                                                                          -----------
Finance -- 4.9%
  Duke Capital Corp., 7.25%.................................  10/01/2004       500,000        533,586
  Goldman Sachs, 7.80%......................................  01/28/2010       500,000        539,904
  Household Finance Corp., 7.20%............................  07/15/2006       750,000        789,228
  International Lease Finance, 5.80%........................  08/15/2007       750,000        737,810
  Merrill Lynch & Co., Inc., 6.00%..........................  02/17/2009       750,000        746,862
                                                                                          -----------
                                                                                            3,347,390
                                                                                          -----------
Finance - Investment & Other -- 1.9%
  Citigroup, Inc., 6.20%....................................  03/15/2009       750,000        758,746
  GE Global Insurance, 7.50%................................  06/15/2010       500,000        544,191
                                                                                          -----------
                                                                                            1,302,937
                                                                                          -----------
Food & Food Distributors -- 1.1%
  Safeway, Inc., 6.15%......................................  03/01/2006       750,000        769,999
                                                                                          -----------
Manufacturing -- 1.1%
  Tyco International Group, 6.75%...........................  02/15/2011       750,000        753,014
                                                                                          -----------
Oil Equipment & Services -- 0.7%
  Baker Hughes, 6.25%.......................................  01/15/2009       500,000        507,729
                                                                                          -----------
Retail Merchandising -- 2.2%
  Target Corp., 6.35%.......................................  01/15/2011       750,000        769,567
  Wal-Mart Stores, Inc., 5.45%..............................  08/01/2006       750,000        767,557
                                                                                          -----------
                                                                                            1,537,124
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $13,206,616)................                               13,657,287
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.8%
  BlackRock Provident Institutional Funds -- TempCash.......                $1,325,707    $ 1,325,707
  BlackRock Provident Institutional Funds -- TempFund.......                 1,325,708      1,325,708
                                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $2,651,415)..........                                2,651,415
                                                                                          -----------
    TOTAL INVESTMENTS -- 98.2% (COST $64,572,010)...........                               67,747,845
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%...............                                1,245,759
                                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.25 per share based on 4,842,262 shares
    of capital stock outstanding)...........................                              $68,993,604
                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($68,993,604/4,842,262 shares outstanding)................                              $     14.25
                                                                                          ===========

ADR: American Depositary Receipt

*Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 11.2%
  U.S. Treasury Bonds, 5.00%................................    08/15/2011   $3,340,000    $  3,331,650
  U.S. Treasury Bonds, 6.00%................................    02/15/2026      700,000         721,437
  U.S. Treasury Bonds, 6.75%................................    08/15/2026      400,000         451,594
  U.S. Treasury Bonds, 5.25%................................    11/15/2028      685,000         641,599
  U.S. Treasury Bonds, 5.25%................................    02/15/2029      560,000         525,766
  U.S. Treasury Bonds, 6.13%................................    08/15/2029       90,000          95,520
  U.S. Treasury Bonds, 5.38%................................    02/15/2031      190,000         187,328
                                                                                           ------------
    TOTAL U.S. TREASURY BONDS (COST $6,004,468).............                                  5,954,894
                                                                                           ------------
U.S. TREASURY INFLATION-INDEXED BOND -- 6.9%
  U.S. Treasury Bonds, 3.88%................................    04/15/2029    3,180,000       3,664,987
                                                                                           ------------
    TOTAL U.S. TREASURY INFLATION-INDEXED BOND (COST
      $3,719,870)...........................................                                  3,664,987
                                                                                           ------------
U.S. TREASURY NOTES -- 0.5%
  U.S. Treasury Notes, 4.75%................................    11/15/2008      280,000         278,906
                                                                                           ------------
    TOTAL U.S. TREASURY NOTES (COST $284,380)...............                                    278,906
                                                                                           ------------
U.S. TREASURY STRIP NOTES -- 0.8%
  U.S. Treasury Strip Notes, 6.25%..........................    11/15/2021      870,000         266,661
  U.S. Treasury Strip Notes, 5.61%..........................    11/15/2027      710,000         157,335
                                                                                           ------------
    TOTAL U.S. TREASURY STRIP NOTES (COST $432,172).........                                    423,996
                                                                                           ------------
AGENCY OBLIGATIONS -- 47.4%
  Federal Home Loan Mortgage Corp., 5.00%...................    01/15/2004    1,500,000       1,547,928
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      123,788         129,087
  Federal Home Loan Mortgage Corp., 5.88%...................    03/21/2011      607,000         603,129
  Federal Home Loan Mortgage Corp., 2.25%...................    03/25/2015      115,026         115,016
  Federal Home Loan Mortgage Corp., 7.00%...................    01/01/2017      400,000         413,625
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017        9,996          10,539
  Federal Home Loan Mortgage Corp., 6.50%...................    06/01/2031      200,000         200,500
  Federal Home Loan Mortgage Corp., 6.50%...................    05/01/2031      999,999       1,002,499
  Federal Home Loan Mortgage Corp., 6.50%...................    11/01/2031      999,999       1,002,499
  Federal Home Loan Mortgage Corp., 6.75%...................    03/15/2031    1,100,000       1,169,506
  Federal Home Loan Mortgage Corp., 6.50%...................    01/01/2032    1,660,000       1,653,260
  Federal National Mortgage Association, 6.25%..............    02/01/2011      160,000         162,742
  Federal National Mortgage Association, 6.00%..............    05/15/2011    1,500,000       1,524,170
  Federal National Mortgage Association, 5.38%..............    11/15/2011       40,000          38,785
  Federal National Mortgage Association, 10.50%.............    11/01/2017      161,344         183,630
  Federal National Mortgage Association, 8.00%..............    03/01/2022      270,070         286,865
  Federal National Mortgage Association, 8.00%..............    06/01/2023      483,113         512,402
  Federal National Mortgage Association, 7.50%..............    03/01/2026      233,645         245,327
  Federal National Mortgage Association, 8.50%..............    04/01/2028      570,511         615,261
  Federal National Mortgage Association, 4.49%..............    08/25/2028      412,818         411,534
  Federal National Mortgage Association, 7.00%..............    09/01/2028      586,990         600,931
  Federal National Mortgage Association, 7.00%..............    11/01/2028      231,980         237,127
  Government National Mortgage Association, 7.00%...........    04/15/2009      268,364         281,866
  Government National Mortgage Association, 7.50%...........    06/15/2023      765,892         800,836
  Government National Mortgage Association, 7.50%...........    09/15/2023      847,028         885,673
  Government National Mortgage Association, 7.50%...........    11/15/2030      272,873         282,423
  Government National Mortgage Association, 6.50%...........    01/01/2032    7,500,000       7,521,094
  Government National Mortgage Association, 7.00%...........    01/01/2032    2,800,000       2,848,132
                                                                                           ------------
    TOTAL AGENCY OBLIGATIONS (COST $25,095,805).............                                 25,286,386
                                                                                           ------------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (CONTINUED)
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.2%
  Credit-Based Asset Servicing and Securitization, 8.00%....    11/25/2033   $1,800,000    $     97,346
  Lehman UBS Commercial Mortgage Trust......................    06/15/2036      798,098          49,001
  Oakwood Mortgage Investors, 2.23%.........................    01/15/2002      495,051         494,898
                                                                                           ------------
    TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST
      $641,087).............................................                                    641,245
                                                                                           ------------
ASSET BACKED SECURITIES -- 17.9%
  Associates Manufacturing Housing Contract, 6.48%..........    03/15/2028       65,045          65,323
  Bae Systems Asset Trust, 6.66%............................    09/15/2013      210,803         217,331
  Bayview Financial Asset Trust, 2.31%......................    11/25/2031      789,310         789,264
  Chase Funding Loan Acquisition Trust, 2.34%...............    01/25/2002      377,406         377,519
  Conoco Funding Co., 6.35%.................................    10/15/2011       50,000          50,438
  Conseco Finance, 2.45%....................................    01/02/2002      611,013         610,718
  Conseco Finance, 2.04%....................................    01/15/2002      340,728         340,611
  Countrywide Asset-Backed Certificates, 2.34%..............    01/25/2002      442,550         441,201
  Countrywide Asset-Backed Certificates, 2.36%..............    01/25/2002      442,711         439,529
  Credit-Based Asset Servicing and Securitization, 2.15%....    07/25/2014      392,648         392,695
  CS First Boston Mortgage Securities Corp., 2.47%..........    01/15/2002      370,000         369,966
  Hanareum International, 3.66%.............................    03/14/2002      388,621         388,088
  Holmes Financing Plc, 4.01%...............................    01/15/2002      460,000         459,987
  Home Loan Trust, 4.93%....................................    01/25/2012      453,577         457,048
  HomeQ Asset Backed Certificates, 5.27%....................    03/15/2013      408,338         413,074
  Lehman ABS Manufacturing Contract, 4.35%..................    05/15/2014      500,000         491,638
  Lehman ABS Manufacturing Contract, 6.47%..................    08/15/2028      500,000         473,701
  Long Beach Asset Holdings Corp., 2.36%....................    01/28/2002      164,862         164,543
  Medallion Trust, 3.35%....................................    03/18/2002      458,775         458,840
  Metris Master Trust, 2.33%................................    01/22/2002      460,000         460,016
  Residential Asset Securities Corp., 2.22%.................    01/25/2002      416,936         416,716
  Residential Asset Securities Corp., 2.34%.................    01/25/2002      419,259         418,868
  Salomon Brothers Mortgage Securities, 2.34%...............    01/25/2002       46,908          46,720
  Security National Mortgage, 3.60%.........................    07/25/2010      370,000         369,427
  Student Loan Marketing Association, 3.61%.................    01/25/2002      243,318         243,702
  Torrens Trust, 2.34%......................................    01/15/2002      207,969         208,102
                                                                                           ------------
    TOTAL ASSET BACKED SECURITIES (COST $9,594,181).........                                  9,565,065
                                                                                           ------------
CORPORATE BONDS -- 29.3%
Aerospace & Defense -- 0.7%
  Lear Corp., 7.96%.........................................    05/15/2005       30,000          30,424
  Lockheed Martin, 8.50%....................................    12/01/2029      300,000         358,159
                                                                                           ------------
                                                                                                388,583
                                                                                           ------------
Automobiles -- 0.2%
  Ford Motor Co., 8.90%.....................................    01/15/2032      120,000         128,981
                                                                                           ------------
Automotive & Equipment -- 0.5%
  American Axle & Manufacturing Holdings, Inc., 9.75%.......    03/01/2009        3,000           3,097
  TRW, Inc., 7.13%..........................................    06/01/2009      250,000         246,662
                                                                                           ------------
                                                                                                249,759
                                                                                           ------------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Banks -- 1.6%
  Bank of America Corp., 7.13%..............................    09/15/2006   $  200,000    $    215,447
  Bank of America Corp., 7.40%..............................    01/15/2011      100,000         107,222
  First Union National Bank, 7.80%..........................    08/18/2010      500,000         548,946
                                                                                           ------------
                                                                                                871,615
                                                                                           ------------
Beverages -- 1.3%
  Anheuser-Busch Cos., Inc., 7.50%..........................    03/15/2012      300,000         336,542
  Constellation Brands, Inc., 8.00%.........................    02/15/2008       26,000          26,260
  Pepsi Bottling Group, Inc., Class B, 7.00%................    03/01/2029      300,000         316,099
                                                                                           ------------
                                                                                                678,901
                                                                                           ------------
Broadcasting & Publishing -- 0.1%
  Chancellor Media Corp., 8.00%.............................    11/01/2008       12,000          12,480
  Clear Channel Communications, 8.13%.......................    12/15/2007       41,000          42,435
                                                                                           ------------
                                                                                                 54,915
                                                                                           ------------
Building & Building Services -- 0.4%
  American Standard, Inc., 7.38%............................    04/15/2005       40,000          40,400
  Nortek, Inc., 8.88%.......................................    08/01/2008       55,000          55,137
  Nortek, Inc., 9.25%.......................................    03/15/2007       10,000          10,200
  Ryland Group, Inc., 8.00%.................................    08/15/2006       19,000          19,095
  Ryland Group, Inc., 8.25%.................................    04/01/2008       10,000           9,775
  Pulte Homes, Inc., 7.88%..................................    08/01/2011       28,000          27,751
  Schuler Homes, 144A, 9.38%................................    07/15/2009       20,000          20,700
Building & Building Services (Continued)
  Schuler Homes, 9.38%......................................    07/15/2009       20,000          20,700
                                                                                           ------------
                                                                                                203,758
                                                                                           ------------
Chemicals -- 0.0%
  Lyondell Chemical Co., 9.63%..............................    05/01/2007       17,000          17,170
  Lyondell Chemical Co., 9.50%..............................    12/15/2008        5,000           4,950
                                                                                           ------------
                                                                                                 22,120
                                                                                           ------------
Communications -- 5.5%
  Adelphia Communications, 10.88%...........................    10/01/2010       25,000          25,531
  American Tower Corp., 9.38%...............................    02/01/2009       17,000          13,685
  AT&T Corp., 8.00%.........................................    11/15/2031      270,000         282,573
  Bell Atlantic Financial, 5.75%............................    04/01/2003      530,000         537,759
  Bell Atlantic Financial, 4.25%............................    09/15/2005      500,000         500,540
  British Telephone Plc, 8.38%..............................    12/15/2010      200,000         221,381
  Charter Communications Holding, 8.63%.....................    04/01/2009       88,000          84,700
  Crown Castle International Ltd., 9.38%....................    08/01/2011       25,000          22,937
  CSC Holding, Inc., 8.13%..................................    07/15/2009       42,000          43,167
  CSC Holding, Inc., 7.63%..................................    04/01/2011       50,000          50,069
  Emmis Communications Corp., 8.13%.........................    03/15/2009        8,000           7,660
  Fox Sports Networks, 8.88%................................    08/15/2007       12,000          12,420
  France Telecom, 7.75%.....................................    03/01/2011      100,000         107,111
  Insight Communications, 0.0%..............................    02/15/2011       30,000          17,700
  Mediacom, 9.50%...........................................    01/15/2013       30,000          31,125
  Nextel Communications, Inc., 9.38%........................    11/15/2009       71,000          56,090
  Qwest Capital Funding, Inc., 2.95%........................    01/08/2002      230,000         230,223
  Qwest Corp., 7.63%........................................    06/09/2003      200,000         204,499

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Communications (Continued)
  WorldCom, Inc., 6.40%.....................................    08/15/2005   $  200,000    $    202,089
  WorldCom, Inc., 7.50%.....................................    05/15/2011      100,000         102,867
  WorldCom, Inc., 8.25%.....................................    05/15/2031      170,000         179,699
                                                                                           ------------
                                                                                              2,933,825
                                                                                           ------------
Computers -- 2.0%
  Echostar DBS Corp., 9.13%.................................    01/15/2009       10,000          10,025
  Echostar DBS Corp., 9.38%.................................    02/01/2009       62,000          63,860
  Electronic Data Systems, 6.85%............................    10/15/2004      400,000         429,092
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002      500,000         508,764
  Unisys Corp., 7.25%.......................................    01/15/2005       31,000          30,303
                                                                                           ------------
                                                                                              1,042,044
                                                                                           ------------
Drugs & Health Care -- 0.0%
  Icn Pharmaceuticals, Inc., 8.75%..........................    11/15/2008       16,000          17,920
                                                                                           ------------
Electronics -- 0.2%
  AES Corp., 10.25%.........................................    07/15/2006       36,000          31,680
  AES Corp., 9.50%..........................................    06/01/2009       10,000           9,100
  AES Corp., 9.38%..........................................    09/15/2010       24,000          21,600
  Flextronics International Ltd., 9.88%.....................    07/01/2010       24,000          25,200
                                                                                           ------------
                                                                                                 87,580
                                                                                           ------------
Energy -- 1.7%
  CMS Energy Corp., 9.88%...................................    10/15/2007       30,000          31,824
  CMS Energy Corp., 8.50%...................................    04/15/2011       60,000          59,941
  Emerson Electric Co., 7.88%...............................    06/01/2005      500,000         547,446
  Mirant Americas, 9.13%....................................    05/01/2031      300,000         258,291
                                                                                           ------------
                                                                                                897,502
                                                                                           ------------
Entertainment -- 0.2%
  Harrahs Operating Co., Inc., 7.88%........................    12/15/2005       50,000          51,875
  Mohegan Tribal Gaming, 8.13%..............................    01/01/2006       10,000          10,275
  Mohegan Tribal Gaming, 8.75%..............................    01/01/2009       11,000          11,385
  Park Place Entertainment, 9.38%...........................    02/15/2007       40,000          41,800
  Six Flags, Inc., 9.50%....................................    02/01/2009       13,000          13,081
                                                                                           ------------
                                                                                                128,416
                                                                                           ------------
Fertilizer -- 0.0%
  IMC Fertilizer Group, Inc., 10.88%........................    06/01/2008        9,000           9,585
                                                                                           ------------
Finance -- 7.8%
  Anadarko Finance Co., 7.50%...............................    05/01/2031      200,000         208,433
  Citigroup, Inc., 6.50%....................................    01/18/2011      500,000         514,387
  Conseco Finance Securitizations Corp., 6.99%..............    07/01/2032      600,000         586,205
  Dryden Investor Trust, 7.16%..............................    07/23/2008      117,565         119,045
  Ford Motor Credit Corp., 7.38%............................    02/01/2011      360,000         353,828
  General Motors Acceptance Corp., 6.95%....................    09/15/2033      800,000         837,415
  Goldman Sachs, 7.80%......................................    01/28/2010      500,000         539,904
  Household Finance Corp., 6.50%............................    11/15/2008      110,000         109,833
  Lehman Brothers, 2.33%....................................    01/14/2002      459,703         458,528

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
  PDVSA Finance, 8.50%......................................    11/16/2012   $  110,000    $    100,100
  Wells Fargo Bank N.A., 6.45%..............................    02/01/2011      300,000         306,316
                                                                                           ------------
                                                                                              4,133,994
                                                                                           ------------
Food & Food Distributors -- 0.2%
  RJR Nabisco, Inc., 7.55%..................................    06/15/2015      100,000         108,965
  Smithfield Foods, 8.00%...................................    10/15/2009       12,000          12,360
                                                                                           ------------
                                                                                                121,325
                                                                                           ------------
Forestry -- 0.2%
  Tembec Industries, Inc., 8.50%............................    02/01/2011      100,000         103,500
                                                                                           ------------
Hotels -- 0.0%
  Extended Stay America, 9.88%..............................    06/15/2011       10,000          10,325
                                                                                           ------------
Machinery & Heavy Equipment -- 0.0%
  Agco Corp., 9.50%.........................................    05/01/2008       13,000          13,585
                                                                                           ------------
Manufacturing -- 0.2%
  AK Steel Corp., 7.88%.....................................    02/15/2009       50,000          49,000
  Terex Corp., 10.38%.......................................    04/01/2011       50,000          52,000
                                                                                           ------------
                                                                                                101,000
                                                                                           ------------
Medical & Medical Services -- 1.2%
  Bristol Myers Squibb, 5.75%...............................    10/01/2011      260,000         257,550
  HealthSouth Corp., 8.50%..................................    02/01/2008       30,000          31,200
  HealthSouth Corp., 10.75%.................................    10/01/2008       77,000          84,700
  HCA - The Healthcare Co., 6.91%...........................    06/15/2005       10,000          10,287
  HCA - The Healthcare Co., 7.13%...........................    06/01/2006       20,000          20,075
  HCA - The Healthcare Co., 7.25%...........................    05/20/2008       28,000          28,588
  HCA - The Healthcare Co., 8.75%...........................    09/01/2010       27,000          29,160
  Manor Care, Inc., 8.00%...................................    03/01/2008       28,000          28,980
  Omnicare, Inc., 8.13%.....................................    03/15/2011       38,000          39,330
  Tenet Healthcare Corp., 8.13%.............................    12/01/2008       71,000          74,905
                                                                                           ------------
                                                                                                604,775
                                                                                           ------------
Metals & Mining -- 0.1%
  P&L Coal Holdings Corp., 8.88%............................    05/15/2008       35,000          37,275
                                                                                           ------------
Office Equipment & Supplies -- 0.1%
  Xerox Capital, 5.75%......................................    05/15/2002       37,000          36,425
  Xerox Capital, 5.88%......................................    05/15/2004        2,000           1,784
                                                                                           ------------
                                                                                                 38,209
                                                                                           ------------
Oil & Gas -- 1.0%
  Burlington Resources, 6.50%...............................    12/01/2011       50,000          48,770
  El Paso Corp., 0.0%.......................................    02/28/2021      180,000          73,125
  El Paso Corp., 7.80%......................................    08/01/2031       90,000          90,825
  Ocean Energy, Inc., 8.88%.................................    07/15/2007       20,000          20,900
  Ocean Energy, Inc., 8.38%.................................    07/01/2008       10,000          10,450
  Phillips Petroleum Co., 8.75%.............................    05/25/2010      200,000         232,788
  Pioneer National Resources, 8.25%.........................    08/15/2007       10,000          10,425
  Triton Energy Oil, 8.88%..................................    10/01/2007        3,000           3,330

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Oil & Gas (Continued)
  Vintage Petroleum, 9.00%..................................    12/15/2005   $   18,000    $     18,450
  Vintage Petroleum, 7.88%..................................    05/15/2011       20,000          19,600
                                                                                           ------------
                                                                                                528,663
                                                                                           ------------
Paper & Forest Products -- 0.0%
  Norske Skog, 8.63%........................................    06/15/2011       23,000          23,863
                                                                                           ------------
Railroads -- 1.6%
  Kansas City Southern Railways, 9.50%......................    10/01/2008        8,000           8,720
  Union Pacific Corp., 6.70%................................    12/01/2006      500,000         523,205
  Union Pacific Corp., 7.13%................................    02/01/2028      300,000         305,003
                                                                                           ------------
                                                                                                836,928
                                                                                           ------------
Real Estate -- 0.0%
  HMH Properties, Inc., 8.45%...............................    12/01/2008        6,000           5,700
                                                                                           ------------
Retail Merchandising -- 0.4%
  Wal-Mart, 7.55%...........................................    02/15/2030      200,000         229,557
                                                                                           ------------
Tobacco -- 0.8%
  Philip Morris Co., Inc., 7.75%............................    01/15/2027      415,000         430,267
                                                                                           ------------
Transportation -- 0.0%
  Teekay Shipping Corp., 144A, 8.88%........................    07/15/2011       18,000          18,450
  Teekay Shipping Corp., 8.88%..............................    07/15/2011       10,000          10,250
                                                                                           ------------
                                                                                                 28,700
                                                                                           ------------
Utilities -- 0.6%
  Calpine Corp., 8.50%......................................    02/15/2011       22,000          20,019
  FirstEnergy Corp., 6.45%..................................    11/15/2011       70,000          68,296
  FirstEnergy Corp., 7.38%..................................    11/15/2031       60,000          58,577
  Public Service New Hampshire Funding, 6.48%...............    05/01/2015      180,000         184,449
                                                                                           ------------
                                                                                                331,341
                                                                                           ------------
Waste Management -- 0.7%
  Allied Waste North America, 8.88%.........................    04/01/2008      100,000         103,000
  Waste Management, 7.38%...................................    08/01/2010      240,000         245,403
                                                                                           ------------
                                                                                                348,403
                                                                                           ------------
    TOTAL CORPORATE BONDS (COST $15,313,951)................                                 15,642,914
                                                                                           ------------
FOREIGN BONDS -- 4.3%
  Bulgaria Euro Bond, 4.56%.................................    01/30/2002       49,500          43,313
  Republic of Brazil, 8.00%.................................    04/15/2014      634,176         488,316
  Republic of Brazil, 11.00%................................    08/17/2040      135,000         103,950
  Republic of Bulgaria, 4.54%...............................    07/28/2012      110,000          99,275
  Republic of Columbia, 11.75%..............................    02/25/2020      110,000         109,450
  Republic of Panama, 4.63%.................................    07/17/2016       85,908          70,660
  Republic of Panama, 10.75%................................    05/15/2020      125,000         133,125
  Republic of Peru, 4.50%...................................    03/07/2017      160,000         123,200
  Republic of Philippines, 9.88%............................    01/15/2019       90,000          85,613
  Republic of Philippines, 9.50%............................    10/21/2024       50,000          52,000

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)
  United Mexican States, 8.38%..............................    01/14/2011   $  250,000    $    259,375
  United Mexican States, 11.50%.............................    05/15/2026      595,000         758,030
                                                                                           ------------
    TOTAL FOREIGN BONDS (COST $2,246,397)...................                                  2,326,307
                                                                                           ------------
COMMERCIAL PAPER -- 0.6%
  AT&T Capital Corp., 3.33%.................................    02/06/2002      300,000         297,770
                                                                                           ------------
    TOTAL COMMERCIAL PAPER (COST $300,000)..................                                    297,770
                                                                                           ------------

                                                                  SHARES
                                                                ----------
SHORT TERM INVESTMENTS -- 6.1%
  BlackRock Provident Institutional Funds -- TempCash.......     1,629,025       1,629,025
  BlackRock Provident Institutional Funds -- TempFund.......     1,629,025       1,629,025
                                                                              ------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,258,050)..........                     3,258,050
                                                                              ------------
    TOTAL INVESTMENTS -- 126.2% (COST $66,890,361)..........                    67,340,520
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.2)%
  Receivables for Securities Sold...........................                     4,864,773
  Other Assets..............................................                       922,839
  Payable for Securities Purchased..........................                   (19,735,311)
  Other Liabilities.........................................                       (33,514)
                                                                              ------------
                                                                               (13,981,213)
                                                                              ------------
NET ASSETS -- 100.0%
  (Equivalent to $10.99 per share based on 4,854,547 shares
    of capital stock outstanding)...........................                  $ 53,359,307
                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($53,359,307/4,854,547 shares outstanding)................                  $      10.99
                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

                                                                 MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 92.0%
Capital Goods -- 9.9%
  Construction and Farm Equipment -- 5.0%
    Deere (John) Capital Corp., 1.72%.......................    01/11/2002    $7,000,000    $  6,996,656
                                                                                            ------------
  Industrial Conglomerates -- 4.9%
    General Electric Capital Corp., 1.95%...................    01/28/2002     7,000,000       6,989,762
                                                                                            ------------
Consumer Durables -- 4.6%
  Automobile and Vehicle Manufacturers -- 4.6%
    American Honda Finance Corp., 1.78%.....................    01/31/2002     6,500,000       6,490,358
                                                                                            ------------
Consumer Non-Durables -- 9.6%
  Beverages -- 4.9%
    Coca-Cola Enterprises, 2.00%............................    01/29/2002     7,000,000       6,989,111
                                                                                            ------------
  Pharmaceuticals -- 4.7%
    Pfizer, Inc., 2.00%.....................................    01/24/2002     6,607,000       6,598,558
                                                                                            ------------
Energy -- 1.5%
  Integrated Oil -- 1.5%
    ChevronTexaco Corp., 2.04%..............................    01/09/2002     2,050,000       2,049,071
                                                                                            ------------
Finance -- 40.0%
  Banks -- 14.9%
    Citigroup, Inc., 1.87%..................................    01/02/2002     6,800,000       6,799,647
    UBS Securities Funding, Inc., 1.73%.....................    02/28/2002     7,000,000       6,980,489
    Wells Fargo Financial, Inc., 2.05%......................    01/18/2002     7,300,000       7,292,933
                                                                                            ------------
                                                                                              21,073,069
                                                                                            ------------
  Consumer Finance -- 15.3%
    American Express Credit Corp., 2.02%....................    01/15/2002     7,000,000       6,994,501
    Goldman Sachs Group, Inc., 2.06%........................    01/03/2002     7,700,000       7,699,119
    Household Finance Corp., 1.93%..........................    01/22/2002     2,000,000       1,997,748
    Household Finance Corp., 1.95%..........................    01/22/2002     5,000,000       4,994,312
                                                                                            ------------
                                                                                              21,685,680
                                                                                            ------------
  Diversified Finance -- 4.9%
    Tyco Capital, 1.75%.....................................    01/16/2002     7,000,000       6,994,896
                                                                                            ------------
  Investment Broker/Asset Management -- 4.9%
    J.P. Morgan Chase & Co., 1.75%..........................    02/15/2002     7,000,000       6,984,688
                                                                                            ------------
Technology -- 4.8%
  Computer Equipment -- 4.8%
    IBM Corp., 1.90%........................................    01/11/2002     6,800,000       6,796,411
                                                                                            ------------
Transportation -- 4.2%
  Trucking -- 4.2%
    United Parcel Service, 1.74%............................    01/07/2002     6,000,000       5,998,260
                                                                                            ------------
Utilities -- 17.4%
  Multi Utilities -- 4.7%
    Duke Power Co., 2.00%...................................    01/25/2002     6,600,000       6,591,200
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Utilities (Continued)
  Electric Utilities -- 12.7%
    FPL Capital Group, 2.00%................................    02/19/2002    $6,500,000    $  6,482,306
    Southern Co., 2.07%.....................................    01/25/2002     4,450,000       4,443,859
    Tampa Electric Co., 1.78%...............................    02/12/2002     7,000,000       6,985,463
                                                                                            ------------
                                                                                              17,911,628
                                                                                            ------------
      TOTAL COMMERCIAL PAPER (COST $130,149,348)............                                 130,149,348
                                                                                            ------------

                                                               SHARES
                                                              ---------
SHORT TERM INVESTMENTS -- 8.2%
Finance -- 8.2%
  Investment Broker/Asset Management -- 8.2%
    BlackRock Provident Institutional Funds -- TempCash.....  5,792,416       5,792,416
    BlackRock Provident Institutional Funds -- TempFund.....  5,792,417       5,792,417
                                                                           ------------
      TOTAL SHORT TERM INVESTMENTS (COST $11,584,833).......                 11,584,833
                                                                           ------------
      TOTAL INVESTMENTS -- 100.2% (COST $141,734,181).......                141,734,181
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).............                   (241,559)
                                                                           ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 141,492,695 shares
    of capital stock outstanding)...........................               $141,492,622
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($141,492,622/141,492,695 shares outstanding).............               $       1.00
                                                                           ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Statement of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO
                                                                 BROAD         LARGE CAP       LARGE CAP
                                                                 EQUITY          GROWTH          VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $  3,123,152    $    251,507    $   680,853
  Interest..................................................       518,692          68,945         45,694
    Less: foreign taxes withheld............................        (3,868)           (614)          (544)
                                                              ------------    ------------    -----------
    Total Investment Income.................................     3,637,976         319,838        726,003
                                                              ------------    ------------    -----------
EXPENSES:
  Investment advisory fee...................................     1,551,862         279,148        230,445
  Administration fee........................................       395,275          71,897         60,159
  Trustees' fee.............................................        21,622           2,436          1,721
  Transfer agent fee........................................         5,209           3,089          3,002
  Custodian fee.............................................        48,089          30,042         23,121
  Legal fees................................................       102,466          18,062         14,504
  Audit fees................................................        16,226           2,785          2,171
  Printing..................................................        33,659           6,454          4,882
  Insurance.................................................         5,720           1,152            708
  Miscellaneous.............................................         1,639           1,258          2,127
                                                              ------------    ------------    -----------
    Total expenses..........................................     2,181,767         416,323        342,840
  Less: expenses waived by Advisor and/or reimbursed by
    affiliated insurance company............................      (269,760)        (56,487)       (46,253)
                                                              ------------    ------------    -----------
    Net expenses............................................     1,912,007         359,836        296,587
                                                              ------------    ------------    -----------
    Net investment income (loss)............................     1,725,969         (39,998)       429,416
                                                              ------------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................    20,128,948      (9,114,909)       565,599
    Foreign Currency related transactions...................            --              --             --
                                                              ------------    ------------    -----------
                                                                20,128,948      (9,114,909)       565,599
                                                              ------------    ------------    -----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (54,906,833)     (1,091,307)    (1,071,220)
    Foreign currency related transactions...................            --              --             --
                                                              ------------    ------------    -----------
                                                               (54,906,833)     (1,091,307)    (1,071,220)
                                                              ------------    ------------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   (34,777,885)    (10,206,216)      (505,621)
                                                              ------------    ------------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $(33,051,916)   $(10,246,214)   $   (76,205)
                                                              ============    ============    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Statement of Operations for the Year Ended December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

       ALL PRO       ALL PRO        EQUITY
      SMALL CAP     SMALL CAP        500                          MID CAP                                  MONEY
        GROWTH        VALUE         INDEX       INTERNATIONAL     GROWTH       BALANCED        BOND        MARKET
      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
     $     89,683   $  422,957   $  4,370,860   $  1,873,672    $   230,635   $   265,813   $       --   $       --
          151,724       70,003        117,265         77,585        272,730     2,224,646    2,758,965    5,162,437
             (267)      (1,364)       (19,933)      (238,117)        (1,047)       (1,489)          --           --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          241,140      491,596      4,468,192      1,713,140        502,318     2,488,970    2,758,965    5,162,437
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          480,989      284,322        802,180        539,651        666,433       368,003      181,110      327,322
           96,438       58,126        604,363        130,097        168,075       123,563       83,441      239,865
            3,043        1,059         13,305          5,952          5,047         5,336        2,757        8,220
            3,250        2,983          6,569          3,468          3,710         3,424        3,151        4,141
           35,776       25,457         46,190         44,878         29,747        12,338       11,967       16,553
           25,506       13,430        158,452         32,995         39,265        30,856       20,261       59,262
            3,909        1,966         25,088          5,178          5,994         4,788        2,410        8,987
            9,864        4,917         67,392         10,302         13,290         9,864        6,744       19,791
            1,476          542          9,930          1,947          2,459         1,783          981        2,576
            1,315        1,157         24,323            839          1,115         1,169        3,010        1,068
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          661,566      393,959      1,757,792        775,307        935,135       561,124      315,832      687,785
          (72,405)     (46,491)      (821,915)            --        (85,650)         (630)      (9,739)     (37,905)
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          589,161      347,468        935,877        775,307        849,485       560,494      306,093      649,880
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
         (348,021)     144,128      3,532,315        937,833       (347,167)    1,928,476    2,452,872    4,512,557
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
      (14,987,766)   2,543,480     (7,815,726)    (1,330,132)       318,700    (2,397,367)     979,941           (7)
               --           --             --       (191,308)            --            --           --           --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
      (14,987,766)   2,543,480     (7,815,726)    (1,521,440)       318,700    (2,397,367)     979,941           (7)
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
        5,631,136    1,396,980    (41,110,640)    (9,015,274)    (3,672,899)   (4,683,288)    (311,871)          --
               --           --             --         (1,771)            --            --           --           --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
        5,631,136    1,396,980    (41,110,640)    (9,017,045)    (3,672,899)   (4,683,288)    (311,871)          --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
       (9,356,630)   3,940,460    (48,926,366)   (10,538,485)    (3,354,199)   (7,080,655)     668,070           (7)
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
     $ (9,704,651)  $4,084,588   $(45,394,051)  $ (9,600,652)   $(3,701,366)  $(5,152,179)  $3,120,942   $4,512,550
     ============   ==========   ============   ============    ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                              ALL PRO        ALL PRO        ALL PRO       ALL PRO        ALL PRO        EQUITY
                                               BROAD        LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP        500
                                               EQUITY         GROWTH         VALUE         GROWTH         VALUE         INDEX
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  1,725,969   $    (39,998)  $   429,416   $   (348,021)  $   144,128   $  3,532,315
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    20,128,948     (9,114,909)      565,599    (14,987,766)    2,543,480     (7,815,726)
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........   (54,906,833)    (1,091,307)   (1,071,220)     5,631,136     1,396,980    (41,110,640)
                                            ------------   ------------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations.............   (33,051,916)   (10,246,214)      (76,205)    (9,704,651)    4,084,588    (45,394,051)
 Distributions:
   From net investment income.............    (3,693,764)       (22,404)     (296,258)            --      (140,374)    (3,469,545)
   From net realized short-term and
    foreign currency gains................    (2,145,542)            --            --             --            --       (672,138)
   From net realized long-term gains......   (20,585,279)            --            --             --            --             --
 Capital share transactions:**
   Net contributions (withdrawals) from
    affiliated life insurance companies...    12,077,251      4,512,013    10,284,531        854,299    13,823,371      8,112,409
                                            ------------   ------------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets..............................   (47,399,250)    (5,756,605)    9,912,068     (8,850,352)   17,767,585    (41,423,325)
NET ASSETS
 Beginning of period......................   256,659,952     45,407,556    28,629,874     62,119,548    22,152,296    366,338,106
                                            ------------   ------------   -----------   ------------   -----------   ------------
 End of period............................  $209,260,702   $ 39,650,951   $38,541,942   $ 53,269,196   $39,919,881   $324,914,781
                                            ============   ============   ===========   ============   ===========   ============

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2000
                                              ALL PRO        ALL PRO        ALL PRO       ALL PRO        ALL PRO        EQUITY
                                               BROAD        LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP        500
                                               EQUITY         GROWTH         VALUE         GROWTH         VALUE         INDEX
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO*
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  3,693,764   $     22,404   $   296,258   $   (410,913)  $   140,374   $  3,469,545
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    28,129,243        (81,058)   (1,872,285)    (2,933,439)      840,301        395,747
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........    (7,547,466)    (9,794,179)    2,181,360    (18,267,744)    2,762,127    (29,154,707)
                                            ------------   ------------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations.............    24,275,541     (9,852,833)      605,333    (21,612,096)    3,742,802    (25,289,415)
 Distributions:
   From net investment income.............    (4,242,412)            --      (223,008)            --       (37,204)            --
   From net realized short-term and
    foreign currency gains................            --       (819,069)           --     (1,190,602)           --             --
   From net realized long-term gains......   (18,946,927)      (636,987)           --       (203,792)           --             --
 Capital share transactions:**
   Net contributions (withdrawals) from
    affiliated life insurance companies...   (46,687,886)(1)   18,755,426   3,928,938     39,925,557     7,146,392    391,627,521
                                            ------------   ------------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets..............................   (45,601,684)     7,446,537     4,311,263     16,919,067    10,851,990    366,338,106
NET ASSETS
 Beginning of period......................   302,261,636     37,961,019    24,318,611     45,200,481    11,300,306             --
                                            ------------   ------------   -----------   ------------   -----------   ------------
 End of period............................  $256,659,952   $ 45,407,556   $28,629,874   $ 62,119,548   $22,152,296   $366,338,106
                                            ============   ============   ===========   ============   ===========   ============

(1.) Includes redemption of $27,804,811 as a result of redemption-in-kind on November 30, 2000.

 * Commencement of operations was February 7, 2000.

** See note 7 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets -- Concluded

--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            MID CAP                                     MONEY
                                                          INTERNATIONAL      GROWTH       BALANCED        BOND          MARKET
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).........................   $   937,833    $   (347,167)  $ 1,928,476   $ 2,452,872   $  4,512,557
   Net realized gain (loss) on investments and foreign
    currency related transactions.......................    (1,521,440)        318,700    (2,397,367)      979,941             (7)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations....    (9,017,045)     (3,672,899)   (4,683,288)     (311,871)            --
                                                           -----------    ------------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations..........................................    (9,600,652)     (3,701,366)   (5,152,179)    3,120,942      4,512,550
 Distributions:
   From net investment income...........................      (948,131)       (656,102)   (2,557,702)   (2,443,787)    (4,512,557)
   From net realized short-term and foreign currency
    gains...............................................    (2,102,975)    (13,019,797)           --            --             --
   From net realized long-term gains....................    (4,659,423)    (10,025,062)   (3,620,624)           --             --
 Capital share transactions:**
   Net contributions (withdrawals) from affiliated life
    insurance companies.................................     7,555,975      26,646,924     8,803,397    13,700,285     32,661,817
                                                           -----------    ------------   -----------   -----------   ------------
    Total increase (decrease) in net assets.............    (9,755,206)       (755,403)   (2,527,108)   14,377,440     32,661,810
NET ASSETS
 Beginning of period....................................    78,500,863      98,969,382    71,520,712    38,981,867    108,830,812
                                                           -----------    ------------   -----------   -----------   ------------
 End of period..........................................   $68,745,657    $ 98,213,979   $68,993,604   $53,359,307   $141,492,622
                                                           ===========    ============   ===========   ===========   ============

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2000
                                                                             MID CAP                                    MONEY
                                                           INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)..........................  $    948,131    $   656,102   $ 2,557,702   $ 2,443,787   $  6,421,823
   Net realized gain (loss) on investments and foreign
    currency related transactions........................     6,787,608     23,365,099     3,620,624    (1,504,908)            --
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.....   (10,463,432)       937,624      (331,594)    2,499,445             --
                                                           ------------    -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations...........................................    (2,727,693)    24,958,825     5,846,732     3,438,324      6,421,823
 Distributions:
   From net investment income............................    (1,001,935)      (325,505)   (2,365,140)   (2,245,406)    (6,421,823)
   From net realized short-term and foreign currency
    gains................................................    (1,244,046)    (1,443,401)           --            --             --
   From net realized long-term gains.....................    (8,909,823)    (3,699,412)   (3,592,195)           --             --
 Capital share transactions:**
   Net contributions (withdrawals) from affiliated life
    insurance companies..................................     3,588,795     16,966,529(2)  (2,354,517)    (393,316)    (8,056,626)
                                                           ------------    -----------   -----------   -----------   ------------
    Total increase (decrease) in net assets..............   (10,294,702)    36,457,036    (2,465,120)      799,602     (8,056,626)
NET ASSETS
 Beginning of period.....................................    88,795,565     62,512,346    73,985,832    38,182,265    116,887,438
                                                           ------------    -----------   -----------   -----------   ------------
 End of period...........................................  $ 78,500,863    $98,969,382   $71,520,712   $38,981,867   $108,830,812
                                                           ============    ===========   ===========   ===========   ============

(2.) Includes redemption of $7,942,354 as a result of redemption-in-kind on November 30, 2000.

** See note 7 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001

--------------------------------------------------------------------------------

1. ORGANIZATION

Market Street Fund (the "Fund") is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As of close of business on January 26, 2001 the Fund was reorganized as a Delaware Business Trust. Previously, the Fund had been organized as a Maryland Corporation since 1985. As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest currently consisting of the All Pro Broad Equity Portfolio (formerly, Growth Portfolio prior to January 29,
2001), All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio prior to January 29, 2001), Balanced Portfolio (formerly, Managed Portfolio prior to January 29, 2001), Bond Portfolio, and Money Market Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company (NLIC) of Vermont. The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies that are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost, which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Futures Contracts

The Portfolios, except for Money Market and Bond Portfolios, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market value of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Cash or securities are deposited with brokers in order to maintain a position. At December 31, 2001, the Equity 500 Index Portfolio held twelve Long S&P 500 March 2002 futures, with a cost of $3,416,800 and a current market value of $3,447,600.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following basis:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of any investment income of the Money Market Portfolio are declared daily and paid monthly. The All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, and Bond Portfolio declare and pay any dividends of investment income annually. For all Portfolios, distributions of any capital gains are declared and paid annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Temporary book/tax differences at December 31, 2001 are not considered material and relate to wash sale losses disallowed for tax purposes, unrealized appreciation (depreciation) on futures contracts, and foreign currency gains (losses).

  Federal Income Taxes

It is the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Under the advisory agreement, the Fund is obligated to pay investment advisory fees to Market Street Investment Management Co. (MSIM) with respect to the Portfolios monthly as a percentage of the Portfolios' average daily net assets. For the period prior to January 29, 2001, Sentinel Advisors Company (SAC), a Vermont General Partnership, served as advisor for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. For the period prior to January 29, 2001 with respect to the Broad Equity Portfolio, SAC was compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. For the period prior to January 29, 2001 with respect to the Mid Cap Growth portfolio, SAC was compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. For the period prior to January 29, 2001 with respect to the Balanced Portfolio, SAC was compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of the average daily net assets in excess of $100 million. For the period prior to January 29, 2001 with respect to the Bond Portfolio, SAC was compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of the average daily net assets in excess of $100 million. For the period prior to January 29, 2001, SAC was compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio.

For the period beginning January 29, 2001 with respect to the All Pro Broad Equity Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $200 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Mid Cap Growth Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $200 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Balanced Portfolio, MSIM is compensated monthly at an effective annual rate of 0.55% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the Bond Portfolio, MSIM is compensated monthly at an effective annual rate of 0.40% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the Money Market Portfolio, MSIM is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Portfolio.

For the year ended December 31, 2001, MSIM served as advisor for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, and International Portfolios. For the period prior to January 29, 2001 with respect to the All Pro Large Cap Growth and All Pro Large Cap Value Portfolios, MSIM was compensated monthly at an effective annual rate of 0.70% of the average daily net assets. For the period prior to January 29, 2001 with respect to the All Pro Small Cap Growth and All Pro Small Cap Value Portfolios, MSIM was compensated monthly at an effective annual rate of 0.90% of the average daily net assets. For the period prior to January 29, 2001 with respect to the Equity 500 Index Portfolio, MSIM was compensated monthly at an effective annual rate of 0.24% of the average daily net assets. For the period prior to January 29, 2001 with respect to the International Portfolio,

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

MSIM was compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of the average daily net assets in excess of $500 million.

For the period beginning January 29, 2001 with respect to the All Pro Large Cap Growth Portfolio and All Pro Large Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.70% of the first $200 million of the average daily net assets of the portfolios and 0.65% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the All Pro Small Cap Growth Portfolio and All Pro Small Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.90% of the first $200 million of the average daily net assets of the portfolios and 0.85% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Equity 500 Index Portfolio, MSIM is compensated monthly at an effective annual rate of 0.24% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the International Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $500 million.

For the period prior to January 29, 2001, PMLIC agreed to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of 0.40% of all of the Portfolio's average daily net assets, exclusive of the Equity 500 Index Portfolio and the International Portfolio which were 0.04% and 0.75% of the average daily net assets, respectively. For the period beginning January 29, 2001, PMLIC agrees to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of 0.16% for the All Pro Broad Equity Portfolio; 0.20% for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value Portfolios; 0.04% for the Equity 500 Index Portfolio; 0.75% for the International Portfolio; 0.20% for the Mid Cap Growth Portfolio; 0.40% for the Balanced Portfolio; 0.28% for the Bond Portfolio; and 0.25% for the Money Market Portfolio. The table below summarizes the amount reimbursed for each Portfolio by PMLIC for the year ended December 31, 2001.

                                   REIMBURSED
PORTFOLIO                           BY PMLIC
---------                          ----------
All Pro Broad Equity Portfolio...  $  269,760
All Pro Large Cap Growth
  Portfolio......................      56,487
All Pro Large Cap Value
  Portfolio......................      46,253
All Pro Small Cap Growth
  Portfolio......................      72,405
All Pro Small Cap Value
  Portfolio......................      46,491
Equity 500 Index Portfolio.......     821,915
International Portfolio..........          --
Mid Cap Growth Portfolio.........      85,650
Balanced Portfolio...............         630
Bond Portfolio...................       9,739
Money Market Portfolio...........      37,905
                                   ----------
                                   $1,447,235
                                   ==========

As of January 29, 2001, Provident Mutual serves as the Fund's administrator. For providing administrative services, the Fund is obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of each Portfolio's average daily net assets.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

4. NET ASSETS

At December 31, 2001, the Portfolios' net assets consisted of:

                                                                ALL PRO        ALL PRO       ALL PRO       ALL PRO
                                                                 BROAD        LARGE CAP     LARGE CAP     SMALL CAP
                                                                 EQUITY        GROWTH         VALUE         GROWTH
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $198,220,914   $52,651,914   $38,479,572   $ 66,867,720
Undistributed net investment income.........................     1,725,969            --       429,416             --
Accumulated net realized gains:
Short-term and foreign currency gains.......................            --            --            --             --
Long-term gains.............................................    21,445,809            --            --             --
Accumulated net realized losses.............................            --    (8,985,276)   (1,467,149)   (17,239,407)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................   (12,131,990)   (4,015,687)    1,100,103      3,640,875
                                                              ------------   -----------   -----------   ------------
                                                              $209,260,702   $39,650,951   $38,541,942   $ 53,269,188
                                                              ============   ===========   ===========   ============

                                                                ALL PRO
                                                               SMALL CAP       EQUITY
                                                                 VALUE       500 INDEX     INTERNATIONAL
                                                               PORTFOLIO     PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $33,703,398   $399,739,930    $74,997,578
Undistributed net investment income.........................      144,128      3,532,315        746,525
Accumulated net realized gains:
Short-term and foreign currency gains.......................      213,048             --             --
Long-term gains.............................................    1,609,048             --             --
Accumulated net realized losses.............................           --     (3,873,898)      (991,447)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    4,276,567    (74,483,566)    (6,006,999)
                                                              -----------   ------------    -----------
                                                              $39,919,881   $324,914,781    $68,745,657
                                                              ===========   ============    ===========

                                                                MID CAP                                    MONEY
                                                                GROWTH       BALANCED        BOND          MARKET
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $91,109,127   $66,286,660   $51,897,917   $141,492,695
Undistributed net investment income.........................           --     1,928,476     2,452,872             --
Accumulated net realized gains:
Short-term and foreign currency gains.......................           --            --            --             --
Long-term gains.............................................      452,788            --            --             --
Accumulated net realized losses.............................           --    (2,174,493)   (1,409,283)           (73)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    6,652,064     2,952,961       417,801             --
                                                              -----------   -----------   -----------   ------------
                                                              $98,213,979   $68,993,604   $53,359,307   $141,492,622
                                                              ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the year ended December 31, 2001, were as follows:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                                  EQUITY        GROWTH         VALUE         GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds..............................            --            --            --             --            --
Common and Preferred Stock...................   304,694,647    46,447,196    25,796,835    109,144,939    30,051,970
                                               ------------   -----------   -----------   ------------   -----------
Total Purchases..............................  $304,694,647   $46,447,196   $25,796,835   $109,144,939   $30,051,970
                                               ============   ===========   ===========   ============   ===========
SALES
U.S. Gov't Obligations.......................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds..............................            --            --            --             --            --
Common and Preferred Stock...................   290,261,064    40,464,015    15,887,087    106,005,808    16,905,850
                                               ------------   -----------   -----------   ------------   -----------
Total Sales..................................  $290,261,064   $40,464,015   $15,887,087   $106,005,808   $16,905,850
                                               ============   ===========   ===========   ============   ===========

                                                 EQUITY                        MID CAP
                                                500 INDEX    INTERNATIONAL      GROWTH       BALANCED         BOND
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $        --    $        --    $         --   $ 5,077,953   $294,080,804
Corporate Bonds..............................           --             --              --    13,014,070     30,732,004
Common and Preferred Stock...................   30,377,869     24,987,258     124,987,607    55,157,247             --
                                               -----------    -----------    ------------   -----------   ------------
Total Purchases..............................  $30,377,869    $24,987,258    $124,987,607   $73,249,270   $324,812,808
                                               ===========    ===========    ============   ===========   ============
SALES
U.S. Gov't Obligations.......................  $        --    $        --    $         --   $ 3,463,129   $277,531,914
Corporate Bonds..............................           --             --              --     9,242,505     17,200,783
Common and Preferred Stock...................   20,912,565     25,550,808     118,828,286    52,902,251             --
                                               -----------    -----------    ------------   -----------   ------------
Total Sales..................................  $20,912,565    $25,550,808    $118,828,286   $65,607,885   $294,732,697
                                               ===========    ===========    ============   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 2001 is as follows:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                  EQUITY        GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 14,847,175   $ 1,894,258   $ 2,925,067   $ 6,867,532   $ 5,381,097
Aggregate gross unrealized depreciation......   (26,979,165)   (5,909,945)   (1,824,960)   (3,226,657)   (1,104,530)
                                               ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $(12,131,990)  $(4,015,687)  $ 1,100,107   $ 3,640,875   $ 4,276,567
                                               ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $222,556,180   $44,424,096   $37,702,624   $51,188,576   $36,670,253
                                               ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future gains). The carryover
 expires as follows: All Pro Large Cap
 Growth -- $188,133 in 2008, $8,797,143 in
 2009; All Pro Large Cap Value -- $1,467,149
 in 2008; All Pro Small Cap
 Growth -- $2,434,545 in 2008, $14,804,862 in
 2009........................................  $         --   $ 8,985,276   $ 1,467,149   $17,239,407   $        --
                                               ============   ===========   ===========   ===========   ===========

                                              EQUITY                         MID CAP                                    MONEY
                                             500 INDEX     INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized
 appreciation............................  $  34,506,478   $  4,959,699    $14,276,381   $ 4,156,489   $   900,204   $         --
Aggregate gross unrealized
 depreciation............................   (108,990,044)   (10,966,698)    (7,624,317)   (1,203,528)     (482,403)            --
                                           -------------   ------------    -----------   -----------   -----------   ------------
Net unrealized appreciation
 (depreciation)..........................  $ (74,483,566)  $ (6,006,999)   $ 6,652,064   $ 2,952,961   $   417,801   $         --
                                           =============   ============    ===========   ===========   ===========   ============
Aggregate cost of securities for federal
 income tax purposes.....................  $ 397,671,706   $ 72,458,292    $91,888,271   $64,794,884   $66,922,719   $141,734,181
                                           =============   ============    ===========   ===========   ===========   ============
Capital loss carryover (available to
 offset future gains). The carryover
 expires as follows: Equity 500 Index
 Portfolio -- $3,873,898 in 2009;
 International Portfolio -- $991,447 in
 2009; Balanced Portfolio -- $2,174,493
 in 2009; Bond Portfolio -- $1,409,283 in
 2008; Money Market Portfolio -- $57 in
 2005, $9 in 2007, $7 in 2009............  $   3,873,898   $    991,447    $        --   $ 2,174,493   $ 1,409,283   $         73
                                           =============   ============    ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL SHARES AND CAPITAL SHARE TRANSACTIONS

On December 31, 2001, the Fund had authorized an unlimited number of shares of beneficial interest (shares) without par value. The shares are divided into eleven series: All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, Bond Portfolio, and Money Market Portfolio.

On December 31, 2001, Provident Mutual Life Insurance Company owned 995,874 shares of All Pro Large Cap Value, 231,852 shares of All Pro Small Cap Growth and 404,848 shares of All Pro Small Cap Value.

Transactions in capital shares for the year ended December 31, 2001 were as follows:

                                                    ALL PRO                    ALL PRO                   ALL PRO
                                                 BROAD EQUITY                 LARGE CAP                 LARGE CAP
                                                   PORTFOLIO              GROWTH PORTFOLIO           VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold..............................     716,166   $ 10,789,353   1,284,648   $12,159,492   1,675,649   $16,303,155
Shares redeemed..........................  (1,680,374)   (25,136,688)   (826,816)   (7,669,883)   (653,000)   (6,314,882)
Shares reinvested........................   1,590,884     26,424,586       1,988        22,404      30,448       296,258
                                           ----------   ------------   ---------   -----------   ---------   -----------
Net contributions from affiliated
 insurance companies.....................     626,676   $ 12,077,251     459,820   $ 4,512,013   1,053,097   $10,284,531
                                           ==========   ============   =========   ===========   =========   ===========

                                                   ALL PRO
                                                  SMALL CAP
                                               GROWTH PORTFOLIO
-----------------------------------------  ------------------------
                                            SHARES        AMOUNT
-----------------------------------------  ------------------------
Shares sold..............................  1,018,274   $ 12,776,490
Shares redeemed..........................   (931,921)   (11,922,191)
Shares reinvested........................         --             --
                                           ---------   ------------
Net contributions from affiliated
 insurance companies.....................     86,353   $    854,299
                                           =========   ============

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  2,311,347   $21,657,044    6,473,432   $ 53,994,815    2,153,391   $ 25,388,635
Shares redeemed.................................   (851,254)   (7,974,047)  (6,069,337)   (50,024,089)  (2,172,847)   (25,543,189)
Shares reinvested...............................     15,915       140,374      454,132      4,141,683      606,651      7,710,529
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................  1,476,008   $13,823,371      858,227   $  8,112,409      587,195   $  7,555,975
                                                  =========   ===========   ==========   ============   ==========   ============

                                                 MID CAP                                                               MONEY MARKET
                                             GROWTH PORTFOLIO         BALANCED PORTFOLIO         BOND PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                          SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold............................    909,545   $ 17,656,995    856,833   $12,325,764   1,949,568   $20,896,035    194,933,924
Shares redeemed........................   (781,067)   (14,711,032)  (681,892)   (9,700,693)   (901,715)   (9,639,537)  (167,137,221)
Shares reinvested......................  1,208,000     23,700,961    407,005     6,178,326     236,343     2,443,787      4,865,114
                                         ---------   ------------   --------   -----------   ---------   -----------   ------------
Net contributions from affiliated
 insurance companies...................  1,336,478   $ 26,646,924    581,946   $ 8,803,397   1,284,196   $13,700,285     32,661,817
                                         =========   ============   ========   ===========   =========   ===========   ============

                                       MONEY MARKET
                                           PORTFOLIO
---------------------------------------  -------------
                                            AMOUNT
---------------------------------------  -------------
Shares sold............................  $ 194,933,924
Shares redeemed........................   (167,137,221)
Shares reinvested......................      4,865,114
                                         -------------
Net contributions from affiliated
 insurance companies...................  $  32,661,817
                                         =============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

Transactions in capital shares for the year ended December 31, 2000 were as follows:

                                                     ALL PRO                    ALL PRO                  ALL PRO
                                                  BROAD EQUITY                 LARGE CAP                LARGE CAP
                                                    PORTFOLIO              GROWTH PORTFOLIO          VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                              SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold...............................     850,256   $ 15,229,569   1,707,093   $23,200,270    861,743   $ 8,192,483
Shares redeemed...........................  (4,751,035)   (85,106,794)   (433,598)   (5,900,900)  (473,857)   (4,486,554)
Shares reinvested.........................   1,320,577     23,189,339     103,708     1,456,056     22,967       223,008
                                            ----------   ------------   ---------   -----------   --------   -----------
Net contributions (withdrawals) from
 affiliated insurance companies...........  (2,580,202)  $(46,687,886)  1,377,203   $18,755,426    410,853   $ 3,928,937
                                            ==========   ============   =========   ===========   ========   ===========

                                                    ALL PRO
                                                   SMALL CAP
                                                GROWTH PORTFOLIO
------------------------------------------  ------------------------
                                             SHARES        AMOUNT
------------------------------------------  ------------------------
Shares sold...............................  2,748,682   $ 54,628,350
Shares redeemed...........................   (907,968)   (16,097,187)
Shares reinvested.........................     77,943      1,394,394
                                            ---------   ------------
Net contributions (withdrawals) from
 affiliated insurance companies...........  1,918,657   $ 39,925,557
                                            =========   ============

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  1,328,015   $10,328,625   42,386,501   $423,903,280      707,379   $  9,716,797
Shares redeemed.................................   (396,460)   (3,219,436)  (3,245,882)   (32,275,759)  (1,265,762)   (17,283,806)
Shares reinvested...............................      5,062        37,204           --             --      783,964     11,155,804
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................    936,617   $ 7,146,393   39,140,619   $391,627,521      225,581   $  3,588,795
                                                  =========   ===========   ==========   ============   ==========   ============

                                                 MID CAP                                                               MONEY MARKET
                                             GROWTH PORTFOLIO         BALANCED PORTFOLIO          BOND PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                          SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold............................  1,251,389   $ 31,148,253    406,999   $  6,501,247    562,773   $ 5,839,606    214,559,795
Shares redeemed........................   (798,152)   (19,650,042)  (939,795)   (14,813,099)  (826,230)   (8,478,328)  (228,948,792)
Shares reinvested......................    273,279      5,468,318    385,838      5,957,335    226,123     2,245,406      6,332,371
                                         ---------   ------------   --------   ------------   --------   -----------   ------------
Net contributions (withdrawals) from
 affiliated insurance companies........    726,516   $ 16,966,529   (146,958)  $ (2,354,517)   (37,334)  $  (393,316)    (8,056,626)
                                         =========   ============   ========   ============   ========   ===========   ============

                                       MONEY MARKET
                                           PORTFOLIO
---------------------------------------  -------------
                                            AMOUNT
---------------------------------------  -------------
Shares sold............................  $ 214,559,795
Shares redeemed........................   (228,948,792)
Shares reinvested......................      6,332,371
                                         -------------
Net contributions (withdrawals) from
 affiliated insurance companies........  $  (8,056,626)
                                         =============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 12, 2001, the Board of Trustees declared the following ordinary income and long-term capital gain dividends to shareholders of record on December 31, 2001, ex-dividend date January 9, 2002, payable January 10, 2002 as follows:

                                    TOTAL                 PER SHARE
                           ------------------------   ------------------
                            ORDINARY      CAPITAL     ORDINARY   CAPITAL
PORTFOLIO                    INCOME        GAIN        INCOME     GAIN
---------                  ----------   -----------   --------   -------
All Pro Broad Equity.....  $1,725,968   $21,445,809    $.1232    $1.5312
All Pro Large Cap
 Growth..................          --            --        --         --
All Pro Large Cap
 Value...................     429,416            --     .1101         --
All Pro Small Cap
 Growth..................          --            --        --         --
All Pro Small Cap
 Value...................     330,868     1,609,048     .0847      .4121
Equity 500 Index.........   3,532,315            --     .0883         --
International............     746,525            --     .1216         --
Mid Cap Growth...........          --       452,788        --      .0923
Balanced.................   1,928,476            --     .3983         --
Bond.....................   2,452,872            --     .5053         --